Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 96.20%
Communication Services : 2.89%
Entertainment : 0.92%
Activision Blizzard Incorporated	51,800	$3,931,620

Media : 1.97%
Omnicom Group Incorporated	154,300	8,424,780

Consumer Discretionary : 12.54%
Hotels, Restaurants & Leisure : 0.71%
Extended Stay America Incorporated	270,300	3,024,657

Household Durables : 5.38%
Helen of Troy Limited †	74,900	14,123,144
Whirlpool Corporation	68,700	8,898,711
		23,021,855

Specialty Retail : 2.78%
American Eagle Outfitters Incorporated	1,090,100	11,882,090

Textiles, Apparel & Luxury Goods : 3.67%
Gildan Activewear Incorporated	605,500	9,379,195
HanesBrands Incorporated	559,800	6,320,142
		15,699,337

Financials : 23.79%
Banks : 4.05%
Commerce Bancshares Incorporated	79,303	4,716,149
TCF Financial Corporation	428,013	12,592,142
		17,308,291

Capital Markets : 2.57%
State Street Corporation	173,400	11,019,570

Consumer Finance : 4.66%
FirstCash Financial Services Incorporated	152,000	10,256,960
Synchrony Financial	437,100	9,686,136
		19,943,096

Insurance : 9.90%
Alleghany Corporation	16,200	7,924,068
Arch Capital Group Limited †	318,400	9,122,160
Fidelity National Financial Incorporated	162,200	4,973,052
Globe Life Incorporated	132,100	9,805,783
The Progressive Corporation	131,100	10,502,421
		42,327,484

Thrifts & Mortgage Finance : 2.61%
Essent Group Limited	307,500	11,153,025

Health Care : 12.79%
Health Care Equipment & Supplies : 5.16%
Hill-Rom Holdings Incorporated	106,000	11,636,680
Integra LifeSciences Holdings Corporation †	222,400	10,450,576
		22,087,256

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo C&B Mid Cap Value Fund

	Shares	Value
Health Care Providers & Services : 2.26%
Laboratory Corporation of America Holdings †	58,300	$9,684,213

Life Sciences Tools & Services : 2.83%
Syneos Health Incorporated †	207,400	12,081,050

Pharmaceuticals : 2.54%
Perrigo Company plc	196,300	10,849,501

Industrials : 26.69%
Aerospace & Defense : 4.64%
BWX Technologies Incorporated	166,900	9,453,216
Hexcel Corporation	119,900	5,421,878
Huntington Ingalls Industries Incorporated	28,600	4,990,414
		19,865,508

Building Products : 1.64%
Johnson Controls International plc	205,000	6,998,700

Commercial Services & Supplies : 3.00%
IAA Incorporated †	205,990	7,945,034
Steelcase Incorporated Class A	403,600	4,867,416
		12,812,450

Electrical Equipment : 5.98%
Acuity Brands Incorporated	83,400	7,984,716
AMETEK Incorporated	92,500	8,266,725
Eaton Corporation plc	106,400	9,307,872
		25,559,313

Machinery : 8.99%
Colfax Corporation †	433,818	12,103,522
Donaldson Company Incorporated	89,200	4,149,584
Gates Industrial Corporation plc †	413,518	4,250,965
Snap-on Incorporated	65,600	9,086,256
Woodward Governor Company	114,300	8,863,965
		38,454,292

Trading Companies & Distributors : 2.44%
AerCap Holdings NV †	338,600	10,428,880

Information Technology : 10.72%
Electronic Equipment, Instruments & Components : 6.21%
Arrow Electronics Incorporated †	211,200	14,507,329
TE Connectivity Limited	147,440	12,023,732
		26,531,061

IT Services : 2.86%
Amdocs Limited	143,900	8,760,632
Leidos Holdings Incorporated	37,000	3,465,790
		12,226,422

Semiconductors & Semiconductor Equipment : 1.65%
MKS Instruments Incorporated	62,400	7,066,176

Materials : 4.96%
Chemicals : 1.63%
Axalta Coating Systems Limited †	308,900	6,965,695

2

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2020 (unaudited)

			Shares	Value
Metals & Mining : 2.15%
Reliance Steel & Aluminum Company			97,100	$9,217,703

Paper & Forest Products : 1.18%
Schweitzer-Mauduit International Incorporated			151,000	5,044,910

Real Estate : 1.82%
Real Estate Management & Development : 1.82%
CBRE Group Incorporated Class A †			172,450	7,798,189

Total Common Stocks (Cost $402,261,553)				411,407,124

		Yield
Short-Term Investments : 3.27%
Investment Companies : 3.27%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.11%	13,967,410	13,967,410

Total Short-Term Investments (Cost $13,967,410)				13,967,410

Total investments in securities (Cost $416,228,963)	99.47%			425,374,534
Other assets and liabilities, net	0.53			2,266,826

Total net assets	100.00%			$427,641,360

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	$5,733,750	$18,977,050	$(24,710,655)	$(145)	$0	3,957	#	$0
Wells Fargo Government Money Market Fund Select Class	17,446,499	178,410,857	(181,889,946)	0	0	210,871		13,967,410

				$(145)	$0	$214,828		$13,967,410	3.27%

*	No longer held at the end of the period
#	Amount shown represents income before fees and rebate.

Wells Fargo C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$12,356,400	$0	$0	$12,356,400
Consumer discretionary	53,627,939	0	0	53,627,939
Financials	101,751,466	0	0	101,751,466
Health care	54,702,020	0	0	54,702,020
Industrials	114,119,143	0	0	114,119,143
Information technology	45,823,659	0	0	45,823,659
Materials	21,228,308	0	0	21,228,308
Real estate	7,798,189	0	0	7,798,189
Short-term investments
Investment companies	13,967,410	0	0	13,967,410

Total assets	$425,374,534	$0	$0	$425,374,534

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Common Stock Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 97.87%
Consumer Discretionary : 10.86%
Auto Components : 1.59%
Dana Incorporated	1,128,736	$13,759,292

Diversified Consumer Services : 0.14%
Houghton Mifflin Harcourt Company †	657,919	1,190,833

Hotels, Restaurants & Leisure : 3.40%
Jack in the Box Incorporated	150,429	11,145,285
Norwegian Cruise Line Holdings Limited †	293,218	4,817,572
Planet Fitness Incorporated Class A †	108,073	6,545,982
Texas Roadhouse Incorporated	131,532	6,914,637
		29,423,476

Household Durables : 1.03%
Mohawk Industries Incorporated †	87,710	8,925,370

Multiline Retail : 0.33%
Nordstrom Incorporated	185,804	2,878,104

Specialty Retail : 3.51%
Burlington Stores Incorporated †	58,076	11,436,907
Tractor Supply Company	61,439	8,097,046
Ulta Beauty Incorporated †	53,147	10,811,163
		30,345,116

Textiles, Apparel & Luxury Goods : 0.86%
Levi Strauss & Company Class A	556,020	7,450,668

Consumer Staples : 0.78%
Household Products : 0.78%
Church & Dwight Company Incorporated	87,087	6,731,825

Financials : 12.53%
Banks : 2.73%
Pinnacle Financial Partners Incorporated	182,079	7,645,497
Sterling Bancorp	702,395	8,232,069
Webster Financial Corporation	269,728	7,716,918
		23,594,484

Capital Markets : 1.78%
Cboe Global Markets Incorporated	102,785	9,587,785
Raymond James Financial Incorporated	84,006	5,782,133
		15,369,918

Consumer Finance : 1.20%
Discover Financial Services	208,033	10,420,373

Insurance : 5.50%
Arch Capital Group Limited †	204,783	5,867,033
Axis Capital Holdings Limited	225,010	9,126,406
CNO Financial Group Incorporated	868,345	13,520,132
Reinsurance Group of America Incorporated	109,133	8,560,393
Willis Towers Watson plc	53,623	10,561,050
		47,635,014

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Common Stock Fund

	Shares	Value
Thrifts & Mortgage Finance : 1.32%
Essent Group Limited	315,574	$11,445,869

Health Care : 14.56%
Biotechnology : 2.17%
Agios Pharmaceuticals Incorporated †	59,974	3,207,410
BioMarin Pharmaceutical Incorporated †	50,895	6,277,389
Neurocrine Biosciences Incorporated †	61,864	7,547,408
Sage Therapeutics Incorporated †	41,569	1,728,439
		18,760,646

Health Care Equipment & Supplies : 6.09%
Haemonetics Corporation †	139,940	12,533,026
Hologic Incorporated †	265,074	15,109,218
Integer Holdings Corporation †	147,801	10,796,863
LivaNova plc †	296,444	14,267,850
		52,706,957

Health Care Providers & Services : 3.67%
Humana Incorporated	35,330	13,699,208
Laboratory Corporation of America Holdings †	77,483	12,870,701
Universal Health Services Incorporated Class B	55,921	5,194,502
		31,764,411

Life Sciences Tools & Services : 2.63%
Bio-Rad Laboratories Incorporated Class A †	44,614	20,142,775
Codexis Incorporated †	232,085	2,645,769
		22,788,544

Industrials : 21.58%
Aerospace & Defense : 2.67%
Hexcel Corporation	239,108	10,812,464
MTU Aero Engines AG †	70,477	12,270,081
		23,082,545

Building Products : 3.44%
Armstrong World Industries Incorporated	111,317	8,678,273
Masonite International Corporation †	270,578	21,045,557
		29,723,830

Commercial Services & Supplies : 3.19%
IAA Incorporated †	224,096	8,643,383
Republic Services Incorporated	101,071	8,292,876
Stericycle Incorporated †	191,010	10,692,740
		27,628,999

Electrical Equipment : 3.22%
AMETEK Incorporated	177,286	15,844,050
Sensata Technologies Holding plc †	322,805	12,018,030
		27,862,080

2

Wells Fargo Common Stock Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Industrial Conglomerates : 1.32%
Carlisle Companies Incorporated	95,439	$11,421,185

Machinery : 3.17%
Altra Industrial Motion Corporation	390,994	12,457,069
ITT Incorporated	254,962	14,976,468
		27,433,537

Road & Rail : 1.11%
Saia Incorporated †	86,104	9,573,043

Trading Companies & Distributors : 3.46%
Air Lease Corporation	471,058	13,797,289
United Rentals Incorporated †	108,516	16,173,225
		29,970,514

Information Technology : 21.26%
IT Services : 3.78%
Black Knight Incorporated †	154,113	11,182,439
EVO Payments Incorporated Class A †	444,117	10,139,191
Genpact Limited	311,738	11,384,672
		32,706,302

Semiconductors & Semiconductor Equipment : 6.00%
Brooks Automation Incorporated	339,371	15,013,773
Marvell Technology Group Limited	466,803	16,366,113
Maxim Integrated Products Incorporated	151,816	9,201,568
ON Semiconductor Corporation †	573,119	11,359,219
		51,940,673

Software : 11.48%
8x8 Incorporated †	744,148	11,906,368
Fair Isaac Corporation †	31,884	13,328,787
Medallia Incorporated †	375,614	9,480,497
Nuance Communications Incorporated	490,976	12,424,148
Proofpoint Incorporated †	113,048	12,561,894
RealPage Incorporated †	190,745	12,400,332
SPS Commerce Incorporated †	144,641	10,865,432
Zendesk Incorporated †	184,802	16,360,521
		99,327,979

Materials : 6.21%
Chemicals : 2.24%
Axalta Coating Systems Limited †	389,072	8,773,574
Westlake Chemical Corporation	197,353	10,587,988
		19,361,562

Containers & Packaging : 1.53%
Crown Holdings Incorporated †	204,250	13,302,803

3

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Common Stock Fund

			Shares	Value
Metals & Mining : 2.44%
Royal Gold Incorporated			71,890	$8,937,365
Steel Dynamics Incorporated			465,952	12,156,688
				21,094,053

Real Estate : 10.09%
Equity REITs : 10.09%
Camden Property Trust			97,411	8,885,831
CoreSite Realty Corporation			117,405	14,213,049
Four Corners Property Trust Incorporated			487,463	11,894,097
SBA Communications Corporation			37,944	11,304,276
STAG Industrial Incorporated			288,769	8,466,707
Sun Communities Incorporated			122,804	16,662,041
VICI Properties Incorporated			784,783	15,844,769
				87,270,770

Total Common Stocks (Cost $705,055,680)				846,890,775

Exchange-Traded Funds : 1.03%
SPDR S&P Biotech ETF			79,928	8,947,940
Total Exchange-Traded Funds (Cost $3,967,947)				8,947,940

Short-Term Investments : 0.33%
		Yield	Shares	Value
Investment Companies : 0.33%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.11%	2,889,356	2,889,356

Total Short-Term Investments (Cost $2,889,356)				2,889,356

Total investments in securities (Cost $711,912,983)	99.23%			858,728,071
Other assets and liabilities, net	0.77			6,630,579

Total net assets	100.00%			$865,358,650

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	9,519,016	71,278,131	(80,797,521)	$374	$30,570	#	$0
Wells Fargo Government Money Market Fund Select Class	15,119,436	218,764,047	(230,994,127)	0	105,936		$2,889,356

				$374	$105,936		$2,889,356	0.33%

*	No longer held at the end of the period
#	Amount shown represents income before fees and rebates.

Wells Fargo Common Stock Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$93,972,859	0	0	$93,972,859
Consumer staples	6,731,825	0	0	6,731,825
Financials	108,465,658	0	0	108,465,658
Health care	126,020,558	0	0	126,020,558
Industrials	174,425,652	12,270,081	0	186,695,733
Information technology	183,974,954	0	0	183,974,954
Materials	53,758,418	0	0	53,758,418
Real estate	87,270,770	0	0	87,270,770
Exchange-traded funds	8,947,940	0	0	8,947,940
Short-term investments
Investment companies	2,889,356	0	0	2,889,356

Total assets	$846,457,990	$12,270,081	$0	$858,728,071

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 97.42%
Communication Services : 1.70%
Entertainment : 0.18%
Glu Mobile Incorporated †	4,474	$41,474

Interactive Media & Services : 0.80%
QuinStreet Incorporated †	7,237	75,699
The Meet Group Incorporated †	16,627	103,752
		179,451

Media : 0.68%
Gray Television Incorporated †	4,009	55,926
Nexstar Media Group Incorporated Class A	1,149	96,160
		152,086

Wireless Telecommunication Services : 0.04%
Boingo Wireless Incorporated †	655	8,725

Consumer Discretionary : 11.38%
Auto Components : 0.68%
Cooper Tire & Rubber Company	2,347	64,801
Modine Manufacturing Company †	4,119	22,737
Standard Motor Products Incorporated	1,579	65,055
		152,593

Diversified Consumer Services : 1.43%
Grand Canyon Education Incorporated †	491	44,450
K12 Incorporated †	2,552	69,516
Perdoceo Education Corporation †	7,507	119,587
Strategic Education Incorporated	565	86,812
		320,365

Hotels, Restaurants & Leisure : 1.77%
Bloomin’ Brands Incorporated	3,620	38,589
Brinker International Incorporated	1,764	42,336
Churchill Downs Incorporated	112	14,913
Marriott Vacations Worldwide Corporation	852	70,043
Penn National Gaming Incorporated †	5,482	167,420
Ruth’s Chris Steak House Incorporated	2,633	21,485
The Cheesecake Factory Incorporated	1,805	41,371
		396,157

Household Durables : 3.03%
Beazer Homes Incorporated †	3,975	40,028
Helen of Troy Limited †	1,006	189,691
Installed Building Products †	552	37,967
KB Home Incorporated	2,100	64,428
La-Z-Boy Incorporated	887	24,002
Taylor Morrison Home Corporation †	7,810	150,655
TopBuild Corporation †	452	51,424
Universal Electronics Incorporated †	2,587	121,123
		679,318

Internet & Direct Marketing Retail : 0.83%
Stamps.com Incorporated †	715	131,338
Stitch Fix Incorporated Class A †	2,186	54,519
		185,857

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Disciplined Small Cap Fund

	Shares	Value
Multiline Retail : 0.17%
Big Lots Stores Incorporated	905	$38,010

Specialty Retail : 2.30%
American Eagle Outfitters Incorporated	2,572	28,035
Asbury Automotive Group Incorporated †	819	63,333
Bed Bath & Beyond Incorporated	6,783	71,900
Children’s Place Retail Stores Incorporated	490	18,336
Designer Brands Incorporated Class A	2,471	16,729
Hibbett Sports Incorporated †	2,600	54,444
Office Depot Incorporated	28,489	66,949
Rent-A-Center Incorporated	919	25,567
Sportsman’s Warehouse Holdings Incorporated †	8,079	115,126
Zumiez Incorporated †	2,020	55,308
		515,727

Textiles, Apparel & Luxury Goods : 1.17%
Deckers Outdoor Corporation †	696	136,687
Skechers USA Incorporated Class A †	1,008	31,631
Steven Madden Limited	3,859	95,279
		263,597

Consumer Staples : 3.95%
Beverages : 0.53%
Boston Beer Company Incorporated Class A †	220	118,063

Food & Staples Retailing : 1.47%
Performance Food Group Company †	5,198	151,470
SpartanNash Company	6,877	146,136
United Natural Foods Incorporated †	1,750	31,868
		329,474

Food Products : 0.99%
Fresh Del Monte Produce Incorporated	2,018	49,683
John B. Sanfilippo & Son Incorporated	828	70,653
Sanderson Farms Incorporated	393	45,545
The Simply Good Foods Company †	3,034	56,372
		222,253

Personal Products : 0.96%
Medifast Incorporated	744	103,245
USANA Health Sciences Incorporated †	1,541	113,156
		216,401

Energy : 2.15%
Energy Equipment & Services : 0.68%
Helix Energy Solutions Group Incorporated †	5,884	20,417
Matrix Service Company †	3,526	34,273
Nextier Oilfield Solutions Incorporated †	31,612	77,449
ProPetro Holding Corporation †	3,907	20,082
		152,221

Oil, Gas & Consumable Fuels : 1.47%
Ardmore Shipping Corporation	8,353	36,252
Bonanza Creek Energy Incorporated †	750	11,115
DHT Holdings Incorporated	15,371	78,853
Par Pacific Holdings Incorporated †	2,304	20,713
Renewable Energy Group Incorporated †	3,656	90,596
Scorpio Tankers Incorporated	2,383	31,022
World Fuel Services Corporation	2,431	62,623
		331,174

2

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Financials : 15.49%
Banks : 7.52%
BancFirst Corporation	1,726	$70,024
BancorpSouth Bank	1,175	26,720
Bank of N.T. Butterfield & Son Limited	2,780	67,804
Brookline Bancorp Incorporated	7,342	74,007
Central Pacific Financial Company	1,636	26,225
CNB Financial Corporation	3,085	55,314
Customers Bancorp Incorporated †	3,536	42,503
Enterprise Financial Service	1,686	52,468
First Bancorp of North Carolina	2,931	73,509
First Financial Corporation	2,032	74,859
First Interstate BancSystem Class A	2,685	83,128
First Merchants Corporation	1,643	45,298
Great Southern Bancorp Incorporated	1,908	77,007
Hancock Holding Company	2,836	60,123
Heritage Commerce Corporation	3,384	25,397
Hilltop Holdings Incorporated	1,882	34,723
Home BancShares Incorporated	2,032	31,252
Independent Bank Corporation	3,174	47,134
Mercantile Bank Corporation	2,584	58,398
NBT Bancorp Incorporated	1,824	56,106
OFG Bancorp	4,279	57,210
Peoples Bancorp Incorporated	3,505	74,586
Preferred Bank (Los Angeles)	1,051	45,035
Sandy Spring Bancorp Incorporated	1,168	28,943
Simmons First National Corporation Class A	2,071	35,435
South State Corporation	940	44,800
Sterling Bancorp	3,691	43,259
The Bancorp Incorporated †	9,605	94,129
TriCo Bancshares	2,213	67,386
Umpqua Holdings Corporation	2,937	31,250
WesBanco Incorporated	1,080	21,935
Westamerica Bancorporation	1,038	59,602
		1,685,569

Capital Markets : 1.92%
Artisan Partners Asset Management Incorporated Class A	2,314	75,205
BGC Partners Incorporated Class A	8,208	22,490
Evercore Partners Incorporated Class A	707	41,656
Federated Investors Incorporated Class B	2,421	57,378
Houlihan Lokey Incorporated	1,789	99,540
Stifel Financial Corporation	2,834	134,417
		430,686

Consumer Finance : 0.85%
Enova International Incorporated †	7,058	104,952
Green Dot Corporation Class A †	1,773	87,019
		191,971

Insurance : 2.43%
American Equity Investment Life Holding Company	3,213	79,393
CNO Financial Group Incorporated	9,113	141,889
Kemper Corporation	1,343	97,394
National General Holdings Corporation	6,444	139,255
Selective Insurance Group Incorporated	1,163	61,337
Universal Insurance Holdings Company	1,402	24,886
		544,154

3

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Disciplined Small Cap Fund

	Shares	Value
Mortgage REITs : 0.26%
Hannon Armstrong Sustainable Infrastructure Capital Incorporated	2,083	$59,282

Thrifts & Mortgage Finance : 2.51%
Essent Group Limited	3,197	115,955
MGIC Investment Corporation	7,360	60,278
NMI Holdings Incorporated Class A †	4,220	67,858
OP Bancorp	3,983	27,483
PennyMac Financial Services Incorporated	1,541	64,398
Premier Financial Corporation	3,800	67,146
Radian Group Incorporated	7,929	122,979
Walker & Dunlop Incorporated	714	36,278
		562,375

Health Care : 20.24%
Biotechnology : 10.75%
ACADIA Pharmaceuticals Incorporated †	2,295	111,239
Aduro Biotech Incorporated †	33,701	77,849
Agenus Incorporated †	6,337	24,904
Amicus Therapeutics Incorporated †	7,648	115,332
Arena Pharmaceuticals Incorporated †	1,589	100,028
Arrowhead Pharmaceuticals Incorporated †	1,235	53,340
Biocryst Pharmaceuticals Incorporated †	20,648	98,388
Blueprint Medicines Corporation †	940	73,320
Cabaletta Bio Incorporated †	9,701	108,069
Castle Biosciences Incorporated †	1,346	50,731
Concert Pharmaceuticals Incorporated †	5,224	51,979
Eagle Pharmaceuticals Incorporated †	1,092	52,394
Emergent BioSolutions Incorporated †	419	33,135
Exelixis Incorporated †	2,985	70,864
Fibrogen Incorporated †	2,423	98,204
GlycoMimetics Incorporated †	23,662	88,969
Gossamer Bio Incorporated †	3,313	43,069
Halozyme Therapeutics Incorporated †	3,982	106,757
Heron Therapeutics Incorporated †	3,450	50,750
Intellia Therapeutics Incorporated †	2,676	56,250
Intercept Pharmaceuticals Incorporated †	636	30,471
Jounce Therapeutics Incorporated †	3,658	25,240
Kezar Life Sciences Incorporated †	14,542	75,328
Kodiak Sciences Incorporated †	1,593	86,213
Ligand Pharmaceuticals Incorporated †	491	54,918
Molecular Templates Incorporated †	4,062	56,015
NextCure Incorporated †	3,224	69,123
Pfenex Incorporated †	6,186	51,653
Rigel Pharmaceuticals Incorporated †	35,097	64,228
Rocket Pharmaceuticals Incorporated †	1,675	35,058
Sangamo Therapeutics Incorporated †	8,232	73,759
Savara Incorporated †	29,410	73,231
TCR2 Therapeutics Incorporated †	4,750	72,960
Ultragenyx Pharmaceutical Incorporated †	1,014	79,315
Vanda Pharmaceuticals Incorporated †	2,041	23,349
Voyager Therapeutics Incorporated †	5,793	73,108
		2,409,540

Health Care Equipment & Supplies : 3.02%
Apyx Medical Corporation †	6,688	37,118
Globus Medical Incorporated Class A †	2,166	103,340
Haemonetics Corporation †	1,012	90,635
Invacare Corporation	2,556	16,282
Novocure Limited †	970	57,521
Orthofix Medical Incorporated †	977	31,264

4

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Health Care Equipment & Supplies (continued)
Seaspine Holdings Corporation †	4,300	$45,021
STAAR Surgical Company †	2,170	133,542
Tactile Systems Technology Class I †	883	36,583
Zynex Incorporated †	5,087	126,514
		677,820

Health Care Providers & Services : 2.14%
Amedisys Incorporated †	795	157,839
Centene Corporation †	797	50,649
R1 RCM Incorporated †	6,685	74,538
Tenet Healthcare Corporation †	5,963	107,990
The Ensign Group Incorporated	2,148	89,894
		480,910

Health Care Technology : 1.37%
HMS Holdings Corporation †	1,885	61,055
Livongo Health Incorporated †	2,358	177,298
Omnicell Incorporated †	974	68,784
		307,137

Life Sciences Tools & Services : 0.54%
Repligen Corporation †	980	121,138

Pharmaceuticals : 2.42%
BioDelivery Sciences International Incorporated †	15,599	68,012
Catalent Incorporated †	1,850	135,605
Horizon Therapeutics plc †	2,969	165,017
Pacira Pharmaceuticals Incorporated †	2,831	148,543
Supernus Pharmaceuticals Incorporated †	1,098	26,078
		543,255

Industrials : 15.09%
Aerospace & Defense : 0.71%
AAR Corporation	2,306	47,665
Ducommun Incorporated †	1,135	39,577
Moog Incorporated Class A	1,365	72,318
		159,560

Airlines : 0.46%
SkyWest Incorporated	3,179	103,699

Building Products : 1.96%
Builders FirstSource Incorporated †	6,006	124,324
CSW Industrials Incorporated	1,709	118,109
Griffon Corporation	5,911	109,472
Simpson Manufacturing Company Incorporated	1,039	87,650
		439,555

Commercial Services & Supplies : 1.59%
Ennis Incorporated	3,478	63,091
Knoll Incorporated	3,179	38,752
McGrath RentCorp	2,049	110,666
Tetra Tech Incorporated	936	74,056
UniFirst Corporation	275	49,211
Viad Corporation	1,054	20,047
		355,823

5

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Disciplined Small Cap Fund

	Shares	Value
Construction & Engineering : 1.84%
Comfort Systems Incorporated	1,385	$56,439
EMCOR Group Incorporated	2,334	154,371
MasTec Incorporated †	3,149	141,296
MYR Group Incorporated †	1,914	61,076
		413,182

Electrical Equipment : 1.80%
Atkore International Incorporated †	3,949	108,005
AZZ Incorporated	1,322	45,371
Encore Wire Corporation	2,332	113,848
EnerSys	533	34,315
Generac Holdings Incorporated †	597	72,792
Plug Power Incorporated †	3,396	27,881
		402,212

Machinery : 2.90%
Alamo Group Incorporated	693	71,130
EnPro Industries Incorporated	672	33,123
Federal Signal Corporation	4,097	121,804
Hillenbrand Incorporated	4,847	131,208
Meritor Incorporated †	2,100	41,580
Mueller Industries Incorporated	5,001	132,927
Omega Flex Incorporated	170	17,986
Park Ohio Holdings Corporation	6,107	101,315
		651,073

Marine : 0.21%
Costamare Incorporated	8,293	46,109

Professional Services : 2.31%
Barrett Business Services Incorporated	464	24,652
CBIZ Incorporated †	2,373	56,881
CRA International Incorporated	700	27,650
FTI Consulting Incorporated †	858	98,284
Insperity Incorporated	930	60,199
Kelly Services Incorporated Class A	7,905	125,018
TriNet Group Incorporated †	2,065	125,841
		518,525

Road & Rail : 0.14%
Universal Truckload Services	1,761	30,606

Trading Companies & Distributors : 1.17%
Applied Industrial Technologies Incorporated	1,198	74,743
DXP Enterprises Incorporated †	3,320	66,101
Rush Enterprises Incorporated	2,943	122,017
		262,861

Information Technology : 14.20%
Communications Equipment : 0.89%
Ciena Corporation †	2,128	115,252
Digi International Incorporated †	5,792	67,477
Extreme Networks Incorporated †	4,146	17,994
		200,723

Electronic Equipment, Instruments & Components : 2.88%
ePlus Incorporated †	458	32,371
Fabrinet†	1,417	88,449
Insight Enterprises Incorporated †	1,777	87,428
Methode Electronics Incorporated	2,757	86,184

6

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Electronic Equipment, Instruments & Components (continued)
OSI Systems Incorporated †	986	$73,595
Plexus Corporation †	916	64,633
Sanmina Corporation †	4,162	104,216
SYNNEX Corporation	901	107,913
		644,789

IT Services : 2.94%
CACI International Incorporated Class A †	451	97,813
Cardtronics Incorporated Class A †	3,208	76,928
EPAM Systems Incorporated †	313	78,879
Evertec Incorporated	4,593	129,063
ExlService Holdings Incorporated †	895	56,743
Perficient Incorporated †	3,332	119,219
Science Applications International Corporation	1,290	100,207
		658,852

Semiconductors & Semiconductor Equipment : 3.15%
Diodes Incorporated †	713	36,149
Enphase Energy Incorporated †	2,541	120,875
Entegris Incorporated	455	26,868
FormFactor Incorporated †	4,272	125,298
Ichor Holdings Limited †	1,502	39,923
Inphi Corporation †	538	63,215
MKS Instruments Incorporated	469	53,110
Silicon Laboratories Incorporated †	770	77,208
Smart Global Holdings Incorporated †	2,259	61,400
Ultra Clean Holdings Incorporated †	4,492	101,654
		705,700

Software : 4.34%
A10 Networks Incorporated †	16,381	111,555
ACI Worldwide Incorporated †	3,291	88,824
American Software Incorporated Class A	4,579	72,165
eGain Corporation †	6,838	75,970
J2 Global Incorporated †	1,918	121,237
LivePerson Incorporated †	627	25,977
Qualys Incorporated †	408	42,440
SPS Commerce Incorporated †	2,041	153,320
TeleNav Incorporated †	16,355	89,789
Verint Systems Incorporated †	1,718	77,619
Workiva Incorporated †	587	31,399
Xperi Holding Corporation	5,648	83,364
		973,659

Materials : 3.44%
Chemicals : 0.91%
Innospec Incorporated	1,692	130,707
Kooper Holdings Incorporated †	3,892	73,325
		204,032

Construction Materials : 0.52%
Forterra Incorporated †	10,377	115,807

Containers & Packaging : 0.51%
Berry Global Group Incorporated †	1,288	57,084
UFP Technologies Incorporated †	1,287	56,705
		113,789

7

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Disciplined Small Cap Fund

	Shares	Value
Metals & Mining : 0.88%
Commercial Metals Company	3,182	$64,913
Materion Corporation	1,861	114,433
Suncoke Energy Incorporated	6,341	18,769
		198,115

Paper & Forest Products : 0.62%
Boise Cascade Company	2,802	105,383
Verso Corporation Class A	2,823	33,763
		139,146

Real Estate : 6.18%
Equity REITs : 5.55%
Armada Hoffler Properties Incorporated	6,283	62,516
Catchmark Timber Trust Incorporated Class A	8,071	71,428
CyrusOne Incorporated	1,423	103,523
Digital Realty Trust Incorporated	617	87,682
Easterly Government Properties Incorporated	4,511	104,294
First Industrial Realty Trust Incorporated	3,082	118,472
Global Medical REIT Incorporated	8,579	97,200
Global Net Lease Incorporated	3,760	62,905
Industrial Logistics Properties Trust	3,497	71,863
New Senior Investment Group Incorporated	8,027	29,058
NexPoint Residential Trust Incorporated	3,034	107,252
Piedmont Office Realty Trust Incorporated Class A	6,671	110,805
Preferred Apartment Communities Incorporated Class A	3,071	23,340
STAG Industrial Incorporated	4,098	120,153
UMH Properties Incorporated	2,832	36,618
Xenia Hotels & Resorts Incorporated	3,935	36,714
		1,243,823

Real Estate Management & Development : 0.63%
Kennedy Wilson Holdings Incorporated	4,634	70,529
Newmark Group Incorporated Class A	14,711	71,495
		142,024

Utilities : 3.60%
Electric Utilities : 1.24%
El Paso Electric Company	709	47,503
IDACORP Incorporated	927	80,992
Portland General Electric Company	2,994	125,179
Spark Energy Incorporated Class A	3,305	23,366
		277,040

Gas Utilities : 0.57%
Southwest Gas Holdings Incorporated	1,864	128,709

Independent Power & Renewable Electricity Producers : 0.90%
Clearway Energy Incorporated Class A	5,683	119,173
Terraform Power Incorporated Class A	4,537	83,662
		202,835

Multi-Utilities : 0.65%
Black Hills Corporation	1,008	57,113
Northwestern Corporation	1,605	87,505
		144,618

8

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — June 30, 2020 (unaudited)

				Shares	Value
Water Utilities : 0.24%
Consolidated Water Company				3,707	$53,492

Total Common Stocks (Cost $23,247,218)					21,847,141

		Yield
Short-Term Investments : 2.31%
Investment Companies : 2.02%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.11%		452,336	452,336

			Maturity date	Principal
U.S. Treasury Securities : 0.29%
U.S. Treasury Bill (z)#		(0.11)	9-17-2020	$15,000	14,995
U.S. Treasury Bill (z)#		0.11	10-1-2020	50,000	49,981
					64,976

Total Short-Term Investments (Cost $517,326)					517,312

Total investments in securities (Cost $23,764,544)	99.73%				22,364,453
Other assets and liabilities, net	0.27				61,599

Total net assets	100.00%				$22,426,052

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

REIT	Real estate investment trust

9

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Russell 2000 E-Mini Index	7	9-18-2020	$497,076	$503,160	$6,084	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	$240,539	$4,788	$(245,344)	$19	$(2)	$158	$0
Wells Fargo Government Money Market Fund Select Class	392,852	1,305,523	(1,246,039)	0	0	174	452,336

							$452,336	2.02%

*	No longer held at the end of the period

Wells Fargo Disciplined Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$381,736	$0	$0	$381,736
Consumer discretionary	2,551,624	0	0	2,551,624
Consumer staples	886,191	0	0	886,191
Energy	483,395	0	0	483,395
Financials	3,474,037	0	0	3,474,037
Health care	4,539,800	0	0	4,539,800
Industrials	3,383,205	0	0	3,383,205
Information technology	3,183,723	0	0	3,183,723
Materials	770,889	0	0	770,889
Real estate	1,385,847	0	0	1,385,847
Utilities	806,694	0	0	806,694
Short-term investments
Investment companies	452,336	0	0	452,336
U.S. Treasury securities	64,976	0	0	64,976

	22,364,453	0	0	22,364,453
Futures contracts	6,084	0	0	6,084

Total assets	$22,370,537	$0	$0	$22,370,537

Futures contracts are reported at their cumulative unrealized gains at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Discovery Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.92%
Communication Services : 2.76%
Entertainment : 1.14%
Take-Two Interactive Software Incorporated †	192,600	$26,881,182

Interactive Media & Services : 1.62%
Match Group Incorporated †	354,300	37,927,815

Consumer Discretionary : 11.90%
Diversified Consumer Services : 1.38%
Bright Horizons Family Solutions Incorporated †	275,840	32,328,448

Hotels, Restaurants & Leisure : 3.44%
Chipotle Mexican Grill Incorporated †	50,700	53,354,652
Domino’s Pizza Incorporated	74,300	27,449,392
		80,804,044

Internet & Direct Marketing Retail : 5.11%
Chewy Incorporated Class A †	492,300	22,000,887
Etsy Incorporated †	343,200	36,458,136
MercadoLibre Incorporated †	62,311	61,424,314
		119,883,337

Specialty Retail : 1.97%
Burlington Stores Incorporated †	149,865	29,512,914
Carvana Company †	138,500	16,647,700
		46,160,614

Consumer Staples : 1.23%
Food Products : 1.23%
Lamb Weston Holdings Incorporated	451,100	28,838,823

Financials : 1.02%
Consumer Finance : 1.02%
LendingTree Incorporated †	82,400	23,857,272

Health Care : 28.19%
Biotechnology : 8.34%
Black Diamond Therapeutics †	144,500	6,092,120
CRISPR Therapeutics AG †	193,400	14,212,966
Deciphera Pharmaceuticals Incorporated †	211,900	12,654,668
Exact Sciences Corporation †	519,100	45,130,554
Natera Incorporated †	462,200	23,045,292
ORIC Pharmaceuticals Incorporated †	268,900	9,069,997
Sarepta Therapeutics Incorporated †	173,635	27,840,636
Turning Point Therapeutics Incorporated †	249,600	16,121,664
Twist Bioscience Corporation †	329,800	14,939,940
Zai Lab Limited ADR †	239,844	19,698,388
Zymeworks Incorporated †	190,500	6,871,335
		195,677,560

Health Care Equipment & Supplies : 8.89%
ABIOMED Incorporated †	74,500	17,996,220
Align Technology Incorporated †	114,900	31,533,156
DexCom Incorporated †	92,800	37,621,120

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Discovery Fund

	Shares	Value
Health Care Equipment & Supplies (continued)
Haemonetics Corporation †	288,600	$25,847,016
Inari Medical Incorporated †	11,800	571,592
Insulet Corporation †	155,195	30,148,181
iRhythm Technologies Incorporated †	343,200	39,773,448
Shockwave Medical Incorporated †	532,309	25,215,477
		208,706,210

Health Care Providers & Services : 5.86%
Amedisys Incorporated †	171,800	34,109,172
Chemed Corporation	86,300	38,927,341
HealthEquity Incorporated †	501,800	29,440,606
Molina Healthcare Incorporated †	196,300	34,937,474
		137,414,593

Health Care Technology : 2.07%
Veeva Systems Incorporated Class A †	206,900	48,501,498

Life Sciences Tools & Services : 1.45%
Bio-Rad Laboratories Incorporated Class A †	75,300	33,997,197

Pharmaceuticals : 1.58%
Catalent Incorporated †	504,800	37,001,840

Industrials : 18.32%
Aerospace & Defense : 3.49%
HEICO Corporation	272,700	27,174,555
Mercury Computer Systems Incorporated †	420,919	33,109,489
Teledyne Technologies Incorporated †	69,700	21,673,215
		81,957,259

Building Products : 1.53%
Trex Company Incorporated †	275,100	35,782,257

Commercial Services & Supplies : 6.87%
Casella Waste Systems Incorporated Class A †	787,757	41,057,895
IAA Incorporated †	792,000	30,547,440
MSA Safety Incorporated	198,124	22,673,311
Tetra Tech Incorporated	418,600	33,119,632
Waste Connections Incorporated	359,929	33,757,741
		161,156,019

Construction & Engineering : 0.96%
WillScot Corporation †	1,825,350	22,433,552

Electrical Equipment : 1.48%
Generac Holdings Incorporated †	284,300	34,664,699

Professional Services : 1.43%
Clarivate Analytics plc †	1,502,330	33,547,029

Road & Rail : 1.24%
Saia Incorporated †	261,600	29,084,688

Trading Companies & Distributors : 1.32%
SiteOne Landscape Supply Incorporated †	271,943	30,993,344

2

Wells Fargo Discovery Fund	Portfolio of investments — June 30, 2020 (unaudited)

			Shares	Value
Information Technology : 33.65%
Communications Equipment : 0.73%
Motorola Solutions Incorporated			122,000	$17,095,860

Electronic Equipment, Instruments & Components : 1.29%
Novanta Incorporated †			284,470	30,372,862

IT Services : 16.37%
Black Knight Incorporated †			685,819	49,763,027
Booz Allen Hamilton Holding Corporation			581,900	45,266,001
EPAM Systems Incorporated †			133,779	33,713,646
Euronet Worldwide Incorporated †			241,800	23,169,276
MongoDB Incorporated †			241,800	54,729,012
Okta Incorporated †			165,200	33,077,996
Square Incorporated Class A †			240,200	25,206,588
Twilio Incorporated Class A †			282,200	61,920,324
WEX Incorporated †			209,800	34,619,098
WNS Holdings Limited ADR †			409,000	22,486,820
				383,951,788

Semiconductors & Semiconductor Equipment : 3.96%
Lattice Semiconductor Corporation †			1,067,100	30,294,969
MKS Instruments Incorporated			329,900	37,357,876
Universal Display Corporation			169,200	25,315,704
				92,968,549

Software : 11.30%
Avalara Incorporated †			280,900	37,384,981
Bill.com Holdings Incorporated †			236,546	21,338,815
CrowdStrike Holdings Incorporated Class A †			286,300	28,713,027
Elastic NV †			393,200	36,256,972
Envestnet Incorporated †			382,825	28,152,951
Fair Isaac Corporation †			84,000	35,115,360
Five9 Incorporated †			364,835	40,376,289
Globant SA †			251,162	37,636,626
				264,975,021

Real Estate : 1.85%
Equity REITs : 1.85%
QTS Realty Trust Incorporated Class A			678,600	43,491,472

Total Common Stocks (Cost $1,480,516,163)				2,320,454,832

Yield
Short-Term Investments : 1.02%
Investment Companies : 1.02%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.11%	23,788,761	23,788,761

Total Short-Term Investments (Cost $23,788,761)				23,788,761

Total investments in securities (Cost $1,504,304,924)	99.94%			2,344,243,593

Other assets and liabilities, net	0.06			1,485,481

Total net assets	100.00%			$2,345,729,074

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

3

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Discovery Fund

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	$125,456,815	$329,237,783	$(454,687,252)	$(7,050)	$(296)	$677,139	#	$0
Wells Fargo Government Money Market Fund Select Class	34,896,690	527,415,612	(538,523,541)	0	0	226,463		23,788,761

				$(7,050)	$(296)	$903,602		$23,788,761	1.02%

*	No longer held at the end of the period
#	Amount shown represents income before fees and rebates.

Wells Fargo Discovery Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$64,808,997	$0	$0	$64,808,997
Consumer discretionary	279,176,443	0	0	279,176,443
Consumer staples	28,838,823	0	0	28,838,823
Health care	23,857,272	0	0	23,857,272
Industrials	661,298,898	0	0	661,298,898
Information technology	429,618,847	0	0	429,618,847
Materials	789,364,080	0	0	789,364,080
Real estate	43,491,472	0	0	43,491,472
Short-term investments
Investment companies	23,788,761	0	0	23,788,761

Total assets	$2,344,243,593	$0	$0	$2,344,243,593

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 83.91%
Communication Services : 1.89%
Diversified Telecommunication Services : 1.33%
Verizon Communications Incorporated	245,000	$13,506,850
Interactive Media & Services : 0.56%
Alphabet Incorporated Class A †	4,000	5,672,200
Consumer Discretionary : 0.99%
Specialty Retail : 0.99%
The Home Depot Incorporated	40,000	10,020,400
Consumer Staples : 0.36%
Food Products : 0.19%
Lamb Weston Holdings Incorporated	30,001	1,917,964
Household Products : 0.17%
The Procter & Gamble Company	15,000	1,793,550
Health Care : 30.30%
Biotechnology : 10.75%
AbbVie Incorporated	465,000	45,653,700
Alexion Pharmaceuticals Incorporated †	100,000	11,224,000
Amgen Incorporated	140,000	33,020,400
Neurocrine Biosciences Incorporated †	75,000	9,150,000
Vertex Pharmaceuticals Incorporated †	35,000	10,160,850
		109,208,950
Health Care Equipment & Supplies : 5.17%
Abbott Laboratories	160,000	14,628,800
Becton Dickinson & Company	55,000	13,159,850
Danaher Corporation	140,000	24,756,200
ElectroCore LLC †	30,000	24,666
		52,569,516
Health Care Providers & Services : 3.05%
Anthem Incorporated	50,000	13,149,000
Centene Corporation †	15,000	953,250
McKesson Corporation	110,000	16,876,200
		30,978,450
Life Sciences Tools & Services : 4.70%
Bio-Rad Laboratories Incorporated Class A †	15,000	6,772,350
IQVIA Holdings Incorporated †	110,000	15,606,800
Thermo Fisher Scientific Incorporated	70,000	25,363,800
		47,742,950
Pharmaceuticals : 6.63%
Bausch Health Companies Incorporated †	540,000	9,876,600
Bristol-Myers Squibb Company	640,000	37,632,000
Horizon Therapeutics plc †	190,000	10,560,200
Merck KGaA ADR	400,000	9,328,000
		67,396,800

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Diversified Capital Builder Fund

	Shares	Value
Industrials : 9.06%
Aerospace & Defense : 3.76%
Curtiss-Wright Corporation	82,000	$7,320,960
Huntington Ingalls Industries Incorporated	30,000	5,234,700
L3Harris Technologies Incorporated	130,000	22,057,100
Lockheed Martin Corporation	10,000	3,649,200
		38,261,960
Electrical Equipment : 1.28%
AMETEK Incorporated	145,000	12,958,650
Industrial Conglomerates : 1.07%
Honeywell International Incorporated	35,000	5,060,650
Roper Technologies Incorporated	15,000	5,823,900
		10,884,550
Machinery : 2.95%
Crane Company	60,000	3,567,600
IDEX Corporation	80,000	12,643,200
John Bean Technologies Corporation	160,000	13,763,200
		29,974,000
Information Technology : 31.83%
Electronic Equipment, Instruments & Components : 4.33%
Amphenol Corporation Class A	300,000	28,743,000
FLIR Systems Incorporated	345,000	13,996,650
MTS Systems Corporation	75,000	1,319,250
		44,058,900
IT Services : 8.59%
Akamai Technologies Incorporated †	340,000	36,410,600
Fiserv Incorporated †	155,000	15,131,100
Leidos Holdings Incorporated	350,000	32,784,500
MasterCard Incorporated Class A	10,000	2,957,000
		87,283,200
Semiconductors & Semiconductor Equipment : 10.62%
Advanced Micro Devices Incorporated †	300,000	15,783,000
Analog Devices Incorporated	20,000	2,452,800
Broadcom Incorporated	150,000	47,341,500
Microchip Technology Incorporated	235,000	24,747,850
Micron Technology Incorporated †	35,000	1,803,200
Texas Instruments Incorporated	70,000	8,887,900
Xilinx Incorporated	70,000	6,887,300
		107,903,550
Software : 6.64%
Adobe Incorporated †	50,000	21,765,500
ANSYS Incorporated †	30,000	8,751,900
Microsoft Corporation	100,000	20,351,000
Synopsys Incorporated †	85,000	16,575,000
		67,443,400

2

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Technology Hardware, Storage & Peripherals : 1.65%
Apple Incorporated	40,000	$14,592,000
Western Digital Corporation	50,000	2,207,500
		16,799,500
Materials : 4.56%
Chemicals : 2.67%
Celanese Corporation Series A	20,000	1,726,800
Eastman Chemical Company	30,000	2,089,200
Huntsman Corporation	280,000	5,031,600
LyondellBasell Industries NV Class A	80,000	5,257,600
The Sherwin-Williams Company	17,000	9,823,450
Tronox Holdings plc Class A	150,000	1,083,000
Westlake Chemical Corporation	40,000	2,146,000
		27,157,650
Containers & Packaging : 1.89%
AptarGroup Incorporated	76,500	8,566,470
Berry Global Group Incorporated †	240,000	10,636,800
		19,203,270
Real Estate : 0.51%
Equity REITs : 0.51%
Crown Castle International Corporation	20,000	3,347,000
Saul Centers Incorporated	57,168	1,844,811
		5,191,811
Utilities : 4.41%
Electric Utilities : 0.55%
American Electric Power Company Incorporated	70,000	5,574,800
Gas Utilities : 0.49%
Atmos Energy Corporation	50,000	4,979,000
Independent Power & Renewable Electricity Producers : 2.84%
Vistra Energy Corporation	1,550,000	28,861,000
Multi-Utilities : 0.53%
DTE Energy Company	50,000	5,375,000
Total Common Stocks (Cost $712,939,557)		852,717,871

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 13.19%
Consumer Discretionary : 0.26%
Household Durables : 0.26%
Installed Building Company 144A	5.75%	2-1-2028	$2,700,000	2,700,000
Health Care : 3.07%
Health Care Providers & Services : 2.97%
Centene Corporation	4.63	12-15-2029	6,500,000	6,882,005
Davita Incorporated 144A	4.63	6-1-2030	9,000,000	8,950,500
Davita Incorporated	5.00	5-1-2025	7,000,000	7,157,500
West Street Merger Subordinate Bond Incorporated 144A	6.38	9-1-2025	7,400,000	7,159,500
				30,149,505

3

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Diversified Capital Builder Fund

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals : 0.10%
Catalent Pharma Solutions Incorporated 144A	4.88%	1-15-2026	$1,000,000	$1,015,200
Industrials : 2.47%
Aerospace & Defense : 0.77%
TransDigm Group Incorporated	6.38	6-15-2026	7,000,000	6,387,500
TransDigm Group Incorporated	6.50	5-15-2025	1,500,000	1,402,635
				7,790,135

Commercial Services & Supplies : 0.15%
ACCO Brands Corporation 144A	5.25	12-15-2024	1,500,000	1,518,750
Electrical Equipment : 0.11%
Resideo Funding Incorporated 144A	6.13	11-1-2026	1,112,000	1,086,980
Machinery : 1.05%
SPX FLOW Incorporated 144A	5.88	8-15-2026	10,500,000	10,736,250
Trading Companies & Distributors : 0.39%
WESCO Distribution Incorporated	5.38	6-15-2024	4,000,000	3,980,840
Information Technology : 5.32%
Communications Equipment : 0.60%
CommScope Incorporated 144A	5.50	6-15-2024	6,000,000	6,109,980
Electronic Equipment, Instruments & Components : 1.68%
MTS Systems Corporation 144A	5.75	8-15-2027	4,000,000	3,670,000
TTM Technologies Incorporated 144A	5.63	10-1-2025	13,505,000	13,395,339
				17,065,339

IT Services : 0.99%
Gartner Incorporated 144A	5.13	4-1-2025	9,779,000	10,014,185
Semiconductors & Semiconductor Equipment : 0.74%
Broadcom Incorporated 144A	4.75	4-15-2029	4,000,000	4,539,613
Microchip Technology Incorporated 144A	4.25	9-1-2025	3,000,000	3,024,718
				7,564,331

Software : 0.42%
Citrix Systems Incorporated	3.30	3-1-2030	4,000,000	4,274,968
				4,274,968

Technology Hardware, Storage & Peripherals : 0.89%
Western Digital Corporation	4.75	2-15-2026	8,700,000	9,004,500
Materials : 1.72%
Chemicals : 1.53%
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	7,964,775
Olin Corporation	5.50	8-15-2022	1,000,000	1,007,500
Platform Specialty Products Corporation 144A	5.88	12-1-2025	3,000,000	3,029,063
Valvoline Incorporated	4.38	8-15-2025	3,500,000	3,517,500
				15,518,838

4

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate		Maturity date	Principal
Containers & Packaging : 0.19%
Berry Global Incorporated 144A	4.50%		2-15-2026	$2,000,000	$1,970,740

Real Estate : 0.35%
Equity REITs : 0.35%
Iron Mountain Incorporated 144A	5.38		6-1-2026	3,500,000	3,517,500
Total Corporate Bonds and Notes (Cost $133,616,400)					134,018,041

Yankee Corporate Bonds and Notes : 2.09%
Financials : 0.46%
Diversified Financial Services : 0.46%
Tronox Finance plc 144A	5.75		10-1-2025	5,000,000	4,625,000
Health Care : 0.93%
Pharmaceuticals : 0.93%
Bausch Health Companies Incorporated 144A	5.25		1-30-2030	10,000,000	9,487,500
Information Technology : 0.70%
Technology Hardware, Storage & Peripherals : 0.70%
Seagate HDD 144A	4.09		6-1-2029	3,488,000	3,647,964
Seagate HDD	4.88		6-1-2027	3,218,000	3,489,426
					7,137,390

Total Yankee Corporate Bonds and Notes (Cost $21,489,771)					21,249,890

	Yield			Shares
Short-Term Investments : 0.92%
Investment Companies : 0.92%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.11			9,381,528	9,381,528
Total Short-Term Investments (Cost $9,381,528)					9,381,528

Total investments in securities (Cost $877,427,256)	100.11%				1,017,367,330
Other assets and liabilities, net	(0.1	1)			(1,168,204)

Total net assets	100.00%				$1,016,199,126

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	$5,715,472	$112,034,793	$(117,750,618)	$353	$0	$93,929	#	$0
Wells Fargo Government Money Market Fund Select Class	5,712,610	147,840,517	(144,171,599)	0	0	35,314		9,381,528

				$353	$0	$129,243		$9,381,528	0.92%

*	No longer held at the end of the period
#	Amount shown represents income before fees and rebates.

Wells Fargo Diversified Capital Builder Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$19,179,050	$0	$0	$19,179,050
Consumer discretionary	10,020,400	0	0	10,020,400
Consumer staples	3,711,514	0	0	3,711,514
Health care	307,896,666	0	0	307,896,666
Industrials	92,079,160	0	0	92,079,160
Information technology	323,488,550	0	0	323,488,550
Materials	46,360,920	0	0	46,360,920
Real estate	5,191,811	0	0	5,191,811
Utilities	44,789,800	0	0	44,789,800
Corporate bonds and notes	0	134,018,041	0	134,018,041
Yankee corporate bonds and notes	0	21,249,890	0	21,249,890
Short-term investments
Investment companies	9,381,528	0	0	9,381,528

Total assets	$862,099,399	$155,267,931	$0	$1,017,367,330

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 1.17%
Avis Budget Rental Car Funding Series 2019-2A Class C 144A	4.24%	9-22-2025	$2,000,000	$1,877,645
Chesapeake Funding II LLC Series 2018-1A Class D 144A	3.92	4-15-2030	1,980,000	1,998,071
Hertz Vehicle Financing LLC Series 2019-1A Class B 144A	4.10	3-25-2023	1,380,000	1,329,443
Santander Retail Auto Lease Trust Series 2019-A Class D 144A	3.66	5-20-2024	2,000,000	2,020,216
Total Asset-Backed Securities (Cost $7,391,004)				7,225,375

			Shares
Common Stocks : 23.11%
Communication Services : 1.01%
Diversified Telecommunication Services : 0.33%
AT&T Incorporated #			19,670	594,624
Hellenic Telecommunications Organization SA			14,330	193,570
PT Telekomunikasi Indonesia Persero Tbk			1,382,100	296,063
Verizon Communications Incorporated			17,743	978,172
				2,062,429

Entertainment : 0.15%
NetEase Incorporated ADR			2,189	939,913

Interactive Media & Services : 0.11%
Alphabet Incorporated Class A †#			460	652,303

Wireless Telecommunication Services : 0.42%
Advanced Info Service PCL			19,300	115,966
America Movil SAB de CV ADR			8,461	107,370
China Mobile Limited			145,104	979,750
KDDI Corporation			27,016	806,080
Mobile TeleSystems PJSC ADR			23,313	214,246
MTN Group Limited			35,309	108,139
SK Telecom Company Limited			1,272	224,022
				2,555,573

Consumer Discretionary : 1.20%
Auto Components : 0.02%
Minth Group Limited			42,000	120,561

Automobiles : 0.14%
Geely Automobile Holdings Limited			111,000	176,352
Hero Motorcorp Limited			6,022	203,501
Kia Motors Corporation			6,218	168,026
Peugeot SA †			18,814	308,533
				856,412

Hotels, Restaurants & Leisure : 0.02%
Sands China Limited			28,400	111,874

Household Durables : 0.31%
Haier Smart Home Company Limited Class A			71,499	179,575
Man Wah Holdings Limited			202,000	194,543
Midea Group Company Limited Class A			43,999	373,007
Pulte Group Incorporated			12,795	435,414
Suzhou Gold Mantis Construction Decoration Company Limited			210,800	235,439
The Berkeley Group Holdings plc			9,394	483,793
				1,901,771

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Shares	Value
Internet & Direct Marketing Retail : 0.35%
Amazon.com Incorporated †#	281	$775,228
eBay Incorporated #	17,751	931,040
Naspers Limited	2,492	457,980
		2,164,248

Multiline Retail : 0.09%
Target Corporation	4,911	588,976

Specialty Retail : 0.25%
Best Buy Company Incorporated #	4,571	398,911
China Yongda Automobile Service Holding Company	169,500	205,225
Chow Tai Fook Jewellery Company Limited	98,847	94,664
Foschini Limited	26,094	96,990
Petrobras Distribuidora SA	38,700	153,360
The Home Depot Incorporated	2,263	566,904
		1,516,054

Textiles, Apparel & Luxury Goods : 0.02%
Topsports International Holdings Limited	108,000	138,949

Consumer Staples : 0.94%
Beverages : 0.02%
Thai Beverage plc	239,700	117,013

Food & Staples Retailing : 0.25%
Koninklijke Ahold Delhaize NV	22,308	607,983
Walmart de Mexico SAB de CV	67,000	160,238
Walmart Incorporated	4,805	575,543
X5 Retail Group NV GDR	6,150	218,126
		1,561,890

Food Products : 0.50%
Inner Mongolia Yili Industrial Group Company Limited Class A	41,100	181,478
Lamb Weston Holdings Incorporated	15,000	958,950
Nestle SA	6,697	742,501
Tingyi Holding Corporation	126,000	196,278
Uni-President China Holdings Limited	135,000	135,041
Uni-President Enterprises Corporation	51,000	123,563
WH Group Limited 144A	855,398	739,229
		3,077,040

Household Products : 0.15%
Kimberly-Clark de Mexico SAB de CV Class A	84,077	131,066
The Procter & Gamble Company	6,588	787,727
		918,793

Personal Products : 0.02%
Hengan International Group Company Limited	15,100	118,855

Energy : 3.05%
Energy Equipment & Services : 0.02%
USA Compression Partners LP	9,072	98,522

Oil, Gas & Consumable Fuels : 3.03%
Alliance Resource Partners LP	18,715	61,011
Bharat Petroleum Corporation Limited	53,130	263,451
Black Stone Minerals LP	30,789	200,129
BP Midstream Partners LP	8,775	100,649
Calumet Specialty Products LP †	11,478	26,170
Cheniere Energy Partners LP	7,695	269,171
CNOOC Limited	95,000	106,621

2

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
CNX Midstream Partners LP	7,765	$51,637
ConocoPhillips#	11,034	463,649
Crestwood Equity Partners LP	9,143	119,865
CrossAmerica Partners LP	2,158	29,047
DCP Midstream LP	16,476	186,179
Delek Logistics Partners LP	1,624	37,238
Dorchester Minerals LP	5,357	68,462
Enable Midstream Partners LP	10,414	48,738
Energy Transfer Equity LP	426,233	3,034,779
Enterprise Products Partners	273,541	4,970,240
Enviva Partners LP	3,895	140,376
Equitrans Midstream Corporation	1	6
Euronav NV	47,197	381,058
Genesis Energy LP	20,292	146,508
Global Partners LP	5,129	50,213
Golar LNG Partners LP	8,680	22,394
Hindustan Petroleum Corporation Limited	76,965	221,534
Holly Energy Partners LP	8,340	121,681
Kinder Morgan Incorporated	22,025	334,119
KNOT Offshore Partners LP	4,031	55,426
Koninklijke Vopak NV	8,199	433,681
Lukoil PJSC ADR	1,904	141,532
Magellan Midstream Partners LP	41,433	1,788,663
MPLX LP	70,130	1,211,846
Natural Resource Partners LP	1,489	18,151
NGL Energy Partners LP	23,613	92,091
Noble Midstream Partners LP	6,152	52,046
NovaTek OAO Sponsored GDR	841	119,205
NuStar Energy LP	18,281	261,053
Oasis Midstream Partners LP	1,993	17,379
PBF Logistics LP	5,049	49,228
PetroChina Company Limited H Shares	302,000	100,986
Phillips 66 Partners LP	10,504	378,564
Plains All American Pipeline LP	80,402	710,754
Shell Midstream Partners LP	23,876	292,959
Sprague Resources LP	1,855	29,216
Sunoco LP	9,927	226,633
TC Pipelines LP	9,972	309,730
Valero Energy Corporation	9,047	532,145
Western Midstream Partners LP	35,971	361,149
		18,637,362

Financials : 2.07%
Banks : 0.73%
Banco do Brasil SA	66,719	394,442
Bank of the Philippine Islands	79,070	114,572
China Construction Bank H Shares	861,000	700,322
China Merchants Bank Company Limited H Shares	43,000	199,268
Citigroup Incorporated #	8,440	431,284
Credicorp Limited	856	114,422
CTBC Financial Holding Company Limited	345,000	239,098
ING Groep NV	50,918	354,944
JPMorgan Chase & Company	6,025	566,712
KB Financial Group Incorporated	7,635	216,144
National Commercial Bank	23,347	232,827
PKO Bank Polski SA	19,825	115,446
PT Bank Rakyat Indonesia Tbk	925,700	197,584
Qatar National Bank	26,981	129,367
RHB Bank Bhd	97,000	108,727
Sberbank PJSC ADR	11,910	135,390
Standard Bank Group Limited	21,008	126,809
Tisco Financial Group PCL	48,500	109,059
		4,486,417

3

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Shares	Value
Capital Markets : 0.59%
Ares Capital Corporation #	48,888	$706,432
B3 Brasil Bolsa Balcao SA	23,100	234,012
Banco BTG Pactual SA	19,400	272,908
Bangkok Commercial Asset Management Public Company Limited	163,000	128,153
BlackRock Incorporated #	1,260	685,553
CITIC Securities Company Limited H Shares	89,000	169,765
Hong Kong Exchanges & Clearing Limited	6,000	255,550
Intermediate Capital Group	41,103	655,750
Morgan Stanley	10,460	505,218
		3,613,341

Consumer Finance : 0.04%
Manappuram Finance Limited	137,708	277,037

Diversified Financial Services : 0.14%
ORIX Corporation	32,000	397,352
Plus500 Limited	29,590	482,634
		879,986

Insurance : 0.54%
China Life Insurance Company H Shares	82,000	165,457
Chubb Limited	20,000	2,532,400
Ping An Insurance Group Company H Shares	49,900	497,452
Samsung Fire & Marine Insurance	738	108,504
		3,303,813

Mortgage REITs : 0.03%
New Residential Investment Corporation	26,609	197,705

Health Care : 3.30%
Biotechnology : 0.60%
AbbVie Incorporated #	21,900	2,150,142
Alexion Pharmaceuticals Incorporated †	5,000	561,200
Amgen Incorporated #	1,953	460,635
Gilead Sciences Incorporated #	6,665	512,805
		3,684,782

Health Care Equipment & Supplies : 1.20%
Abbott Laboratories	45,000	4,114,350
Becton Dickinson & Company	8,000	1,914,160
Danaher Corporation	7,000	1,237,810
Top Glove Corporation Bhd	33,000	124,539
		7,390,859

Health Care Providers & Services : 0.41%
CVS Health Corporation #	9,502	617,345
HCA Healthcare Incorporated	3,709	359,996
McKesson Corporation	5,000	767,100
Sinopharm Group Company Limited H Shares	76,800	197,450
UnitedHealth Group Incorporated	2,027	597,864
		2,539,755

Life Sciences Tools & Services : 0.30%
Thermo Fisher Scientific Incorporated	5,000	1,811,700

Pharmaceuticals : 0.79%
Astellas Pharma Incorporated	37,323	623,278
Bristol-Myers Squibb Company #	18,949	1,114,201
GlaxoSmithKline plc	25,266	510,365
Johnson & Johnson	4,870	684,868

4

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Novartis AG	6,967	$606,972
Roche Holding AG	1,904	659,640
Sanofi SA	6,441	656,883
		4,856,207

Industrials : 2.25%
Aerospace & Defense : 0.62%
Curtiss-Wright Corporation	12,647	1,129,124
Huntington Ingalls Industries Incorporated	8,000	1,395,920
Raytheon Technologies Corporation	21,013	1,294,821
		3,819,865

Commercial Services & Supplies : 0.07%
Brambles Limited	59,541	451,463

Construction & Engineering : 0.11%
China Communications Services Corporation Limited H Shares	180,000	112,803
China State Construction International Holdings	114,000	66,975
Obayashi Corporation	50,722	476,861
		656,639

Electrical Equipment : 0.37%
AMETEK Incorporated	15,000	1,340,550
Nari Technology Company Limited	68,700	197,974
Schneider Electric SE	6,679	742,949
		2,281,473

Industrial Conglomerates : 0.13%
Honeywell International Incorporated	4,686	677,549
The Bidvest Group Limited	17,803	146,070
		823,619

Machinery : 0.63%
Cummins Incorporated #	2,729	472,827
IDEX Corporation	9,000	1,422,360
John Bean Technologies Corporation	20,000	1,720,400
Weichai Power Company Limited H Shares	118,000	222,327
		3,837,914

Road & Rail : 0.10%
Union Pacific Corporation	3,487	589,547

Trading Companies & Distributors : 0.19%
Brenntag AG	7,171	380,207
Itochu Corporation	35,353	764,962
		1,145,169

Transportation Infrastructure : 0.03%
China Merchants Port Holdings Company Limited	176,000	208,760

Information Technology : 5.87%
Communications Equipment : 0.12%
Accton Technology Corporation	16,000	124,250
Cisco Systems Incorporated #	13,629	635,657
		759,907

5

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Shares	Value
Electronic Equipment, Instruments & Components : 1.07%
Amphenol Corporation Class A	25,000	$2,395,250
Corning Incorporated	80,000	2,072,000
Delta Electronics Incorporated	38,000	216,843
FLIR Systems Incorporated	22,000	892,540
Hon Hai Precision Industry Company Limited	98,600	289,505
Keysight Technologies Incorporated †	5,757	580,190
Largan Precision Company Limited	970	134,869
		6,581,197

IT Services : 0.84%
Amdocs Limited	8,304	505,548
Infosys Limited ADR	32,373	312,723
International Business Machines Corporation	5,894	711,818
Leidos Holdings Incorporated	36,057	3,377,459
Tech Mahindra Limited	31,076	223,596
		5,131,144

Semiconductors & Semiconductor Equipment : 1.64%
ASE Technology Holding Company Limited	81,000	186,543
ASM Pacific Technology	15,900	168,031
ASML Holding NV	1,517	554,938
Broadcom Incorporated	10,000	3,156,100
KLA-Tencor Corporation	3,577	695,655
Mediatek Incorporated	16,000	316,330
Microchip Technology Incorporated	9,000	947,790
SK Hynix Incorporated	5,005	357,349
Taiwan Semiconductor Manufacturing Company Limited	138,000	1,473,773
Taiwan Semiconductor Manufacturing Company Limited ADR	9,696	550,442
Texas Instruments Incorporated	13,403	1,701,779
		10,108,730

Software : 1.37%
Adobe Incorporated †	5,000	2,176,550
Microsoft Corporation	10,236	2,083,128
Open Text Corporation	13,848	588,050
SAP SE	4,525	632,547
Synopsys Incorporated †	15,000	2,925,000
		8,405,275

Technology Hardware, Storage & Peripherals : 0.83%
Apple Incorporated #	4,199	1,531,795
Lenovo Group Limited	262,000	146,181
Quanta Computer Incorporated	110,000	266,139
Samsung Electronics Company Limited	29,856	1,321,654
Samsung Electronics Company Limited GDR 144A	751	821,004
Western Digital Corporation	20,000	883,000
Wiwynn Corporation	5,400	147,625
		5,117,398

Materials : 0.78%
Chemicals : 0.26%
Ciner Resources LP	909	11,590
Lomon Billions Group Company Limited	49,200	129,292
LyondellBasell Industries NV Class A	16,135	1,060,392
Sociedad Quimica Minera de Chile	5,791	150,971
Wanhua Chemical Group Company Limited Class A	28,500	202,162
Westlake Chemical Partners LP	3,561	67,445
		1,621,852

6

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Metals & Mining : 0.52%
Barrick Gold Corporation	27,832	$748,897
Fortescue Metals Group Limited	58,711	570,769
Gold Fields Limited ADR	16,914	158,992
MMC Norilsk Nickel PJSC	416	110,086
Polymetal International plc	10,247	205,153
POSCO	1,167	169,981
Rio Tinto plc	12,371	696,197
Southern Copper Corporation	5,473	217,661
Vale SA	31,300	321,858
		3,199,594

Real Estate : 1.02%
Equity REITs : 0.74%
Corporate Office Properties Trust #	19,600	496,664
Crown Castle International Corporation	16,000	2,677,600
Embassy Office Parks REIT	50,600	230,260
Gaming and Leisure Properties Incorporated	199	6,885
Rayonier Incorporated	1	12
Saul Centers Incorporated	35,000	1,129,450
		4,540,871

Real Estate Management & Development : 0.28%
China Merchants Shekou Industrial Zone Holdings Company Limited Class A	60,800	141,884
China Overseas Land & Investment Limited	63,400	193,588
China Resources Land Limited	61,350	234,492
China Vanke Company Limited Class A	57,694	214,243
Logan Property Holdings Company Limited	444,442	794,047
Shimao Property Holding Limited	28,500	121,845
		1,700,099

Utilities : 1.62%
Electric Utilities : 0.46%
American Electric Power Company Incorporated	27,000	2,150,280
Red Eléctrica de Espana SA	34,906	653,075
		2,803,355

Gas Utilities : 0.47%
Atmos Energy Corporation	18,000	1,792,440
ENN Energy Holdings Limited	16,800	189,848
Kunlun Energy Company Limited	204,000	133,605
Mahanagar Gas Limited	16,032	224,206
National Fuel Gas Company	9,598	402,444
Suburban Propane Partners LP	11,433	163,492
		2,906,035

Independent Power & Renewable Electricity Producers : 0.14%
Drax Group plc	160,463	512,108
Vistra Energy Corporation	20,000	372,400
		884,508

Multi-Utilities : 0.55%
CMS Energy Corporation	30,000	1,752,600
DTE Energy Company	15,000	1,612,500
		3,365,100

Total Common Stocks (Cost $135,029,736)		142,119,654

7

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 52.51%
Consumer Discretionary : 4.55%
Auto Components : 1.85%
Dana Holding Corporation	5.50%	12-15-2024	$3,925,000	$3,954,438
Speedway Motors Incorporated 144A	4.88	11-1-2027	3,000,000	2,730,000
Tenneco Incorporated	5.00	7-15-2026	7,250,000	4,708,005
				11,392,443

Household Durables : 1.98%
Installed Building Company 144A	5.75	2-1-2028	12,140,000	12,140,000

Specialty Retail : 0.72%
Group 1 Automotive Incorporated	5.00	6-1-2022	4,453,000	4,425,258

Consumer Staples : 2.33%
Food Products : 2.33%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	9,000,000	9,337,500
Post Holdings Incorporated 144A	5.00	8-15-2026	5,000,000	5,018,750
				14,356,250

Energy : 1.69%
Oil, Gas & Consumable Fuels : 1.69%
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	9,500,000	10,423,637

Financials : 1.60%
Banks : 1.23%
Allied Irish Banks plc (5 Year EUR Swap +7.34%) ±	7.38	12-29-2049	1,500,000	1,697,171
Citigroup Incorporated (U.S. SOFR +3.23%) ±(s)	4.70	1-30-2025	1,000,000	886,550
Citizens Financial Group (5 Year Treasury Constant Maturity +5.31%) ±(s)	5.65	10-06-2025	2,000,000	2,027,500
JPMorgan Chase & Company (U.S. SOFR +3.13%) ±(s)	4.60	2-1-2025	1,000,000	891,600
Truist Financial Corporation (5 Year Treasury Constant Maturity +4.61%) ±(s)	4.95	9-1-2025	2,000,000	2,045,000
				7,547,821

Consumer Finance : 0.16%
Discover Financial Services (5 Year Treasury Constant Maturity +5.78%) ±(s)	6.13	6-23-2025	1,000,000	1,025,700

Diversified Financial Services : 0.21%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2030	2,000,000	1,276,184

Health Care : 14.31%
Health Care Equipment & Supplies : 2.83%
Hologic Incorporated 144A	4.38	10-15-2025	7,000,000	7,068,530
Teleflex Incorporated	4.63	11-15-2027	1,984,000	2,097,505
Teleflex Incorporated	4.88	6-1-2026	8,000,000	8,255,200
				17,421,235

Health Care Providers & Services : 7.93%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	9,335,000	9,335,000
Centene Corporation	3.38	2-15-2030	3,000,000	3,029,130
Centene Corporation	4.63	12-15-2029	7,000,000	7,411,390
Davita Incorporated	5.00	5-1-2025	9,000,000	9,202,500
HCA Incorporated	5.38	2-1-2025	9,500,000	10,176,875
HealthSouth Corporation	5.13	3-15-2023	2,000,000	2,010,000
St. Joseph’s Hospital & Medical Center	3.93	7-1-2022	2,000,000	2,078,264
West Street Merger Sub Incorporated 144A	6.38	9-1-2025	5,700,000	5,514,750
				48,757,909

8

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care Technology : 0.84%
IQVIA Incorporated 144A	5.00%	10-15-2026	$5,000,000	$5,143,500

Life Sciences Tools & Services : 1.34%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	5,075,000	5,278,000
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	3,000,000	2,998,470
				8,276,470

Pharmaceuticals : 1.37%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,300,000	8,426,160

Industrials : 9.18%
Aerospace & Defense : 1.42%
Moog Incorporated 144A	4.25	12-15-2027	700,000	682,290
TransDigm Group Incorporated	6.38	6-15-2026	8,800,000	8,030,000
				8,712,290

Commercial Services & Supplies : 2.50%
ACCO Brands Corporation 144A	5.25	12-15-2024	5,000,000	5,062,500
Clean Harbors Incorporated 144A	5.13	7-15-2029	2,000,000	2,074,320
Northern Light Health	5.02	7-1-2036	1,000,000	1,062,974
South Nassau Communities Hospital Incorporated	4.65	8-1-2048	2,000,000	2,084,724
Stericycle Incorporated 144A	5.38	7-15-2024	5,000,000	5,125,000
				15,409,518

Construction & Engineering : 0.35%
Aecom Company	5.13	3-15-2027	2,000,000	2,150,000

Electrical Equipment : 0.48%
Resideo Funding Incorporated 144A	6.13	11-1-2026	3,000,000	2,932,500

Machinery : 2.98%
HD Supply Incorporated 144A	5.38	10-15-2026	8,100,000	8,272,125
SPX FLOW Incorporated 144A	5.63	8-15-2024	4,500,000	4,601,250
SPX FLOW Incorporated 144A	5.88	8-15-2026	5,328,000	5,447,880
				18,321,255

Trading Companies & Distributors : 1.45%
WESCO Distribution Incorporated	5.38	6-15-2024	8,974,000	8,931,015

Information Technology : 5.76%
Communications Equipment : 0.95%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	6,500,000	5,854,550

Electronic Equipment, Instruments & Components : 3.97%
Anixter International Incorporated	5.13	10-1-2021	3,000,000	3,157,800
MTS Systems Corporation 144A	5.75	8-15-2027	5,340,000	4,899,450
TTM Technologies Incorporated 144A	5.63	10-1-2025	16,495,000	16,361,061
				24,418,311

IT Services : 0.33%
Gartner Incorporated 144A	5.13	4-1-2025	2,000,000	2,048,100

9

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Interest rate	Maturity date	Principal		Value
Technology Hardware, Storage & Peripherals : 0.51%
Western Digital Corporation	4.75%	2-15-2026		$3,000,000	$3,105,000

Materials : 8.61%
Chemicals : 6.05%
Koppers Incorporated 144A	6.00	2-15-2025		13,150,000	12,788,375
Olin Corporation	5.13	9-15-2027		5,000,000	4,675,000
Olin Corporation	5.50	8-15-2022		5,500,000	5,541,250
Scotts Miracle-Gro Company	5.25	12-15-2026		4,000,000	4,155,000
Valvoline Incorporated	4.38	8-15-2025		10,000,000	10,050,000
					37,209,625

Containers & Packaging : 2.21%
Ball Corporation	4.00	11-15-2023		1,000,000	1,035,000
Ball Corporation	5.00	3-15-2022		2,500,000	2,597,625
Berry Global Incorporated	5.13	7-15-2023		2,367,000	2,380,563
Sealed Air Corporation 144A	5.25	4-1-2023		4,650,000	4,861,389
Sealed Air Corporation 144A	5.50	9-15-2025		2,500,000	2,687,500
					13,562,077

Metals & Mining : 0.35%
Commercial Metals Company	4.88	5-15-2023		2,150,000	2,166,125

Real Estate : 4.48%
Equity REITs : 4.48%
Equinix Incorporated	5.38	5-15-2027		5,000,000	5,455,000
Iron Mountain Incorporated 144A	4.88	9-15-2027		12,000,000	11,690,280
Sabra Health Care LP/Sabra Capital Corporation	3.90	10-15-2029		4,175,000	3,794,253
SBA Communications Corporation 144A	3.88	2-15-2027		6,650,000	6,616,750
					27,556,283

Total Corporate Bonds and Notes (Cost $326,180,487)					322,989,216

Foreign Corporate Bonds and Notes : 2.06%
Financials : 2.06%
Banks : 2.06%
ABN AMRO Bank NV (5 Year EUR Swap +3.90%) ±(s)	4.75	9-22-2027	EUR	3,000,000	3,227,253
Banco Santander SA (5 Year EUR Swap +4.53%) ±(s)	4.38	1-14-2026	EUR	3,000,000	3,041,639
Bankia SA (5 Year EUR Swap +6.22%) ±(s)	6.38	9-19-2023	EUR	3,000,000	3,180,389
Cooperatieve Rabobank UA (5 Year EUR Swap +6.70%) ±	6.63	12-29-2049	EUR	2,800,000	3,228,376
Total Foreign Corporate Bonds and Notes (Cost $13,243,866)					12,677,657

Municipal Obligations : 4.66%
California : 0.50%
Education Revenue : 0.36%
California School Finance Authority Charter School 144A	4.25	7-1-2025		$935,000	918,114
California School Finance Authority Charter School 144A	5.00	6-15-2031		1,350,000	1,290,371
					2,208,485

Health Revenue : 0.14%
California Municipal Finance Authority Series 2019B 144A	4.25	11-1-2023		900,000	893,394

					3,101,879

10

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado : 0.37%
Health Revenue : 0.37%
Denver CO Health & Hospital Authority Series B	4.65%	12-1-2023	$1,205,000	$1,266,033
Denver CO Health & Hospital Authority Series B	4.90	12-1-2024	250,000	263,255
Denver CO Health & Hospital Authority Series B	5.00	12-1-2025	275,000	290,436
Denver CO Health & Hospital Authority Series B	5.15	12-1-2026	445,000	469,239
				2,288,963

Florida : 0.26%
Education Revenue : 0.26%
Capital Trust Agency Renaissance Charter School Project Series B 144A	5.63	6-15-2023	590,000	583,899
Florida HEFAR Jacksonville University Project Series A2 144A	5.43	6-1-2027	1,000,000	1,006,980
				1,590,879

Georgia : 0.08%
Health Revenue : 0.08%
Cobb County Development Authority Presbyterian Village Austell Project Series 2019B 144A	5.75	12-1-2028	500,000	488,985

Guam : 0.11%
Airport Revenue : 0.11%
Guam Port Authority Series C	3.78	7-1-2021	635,000	643,725

Illinois : 0.51%
Miscellaneous Revenue : 0.51%
Chicago IL Board of Education Taxable Build America Bonds Series E	6.04	12-1-2029	1,255,000	1,285,948
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,825,000	1,834,454
				3,120,402

Indiana : 0.08%
Health Revenue : 0.08%
Knox County IN Good Samaritian Hospital Project Industry Economic Development Series B	5.90	4-1-2034	480,000	469,205

Iowa : 0.18%
GO Revenue : 0.18%
Coralville IA Series C	5.00	5-1-2030	1,200,000	1,102,200

Louisiana : 0.16%
Health Revenue : 0.16%
Louisiana Local Government Environmental Facilities and Community Development Authority	5.75	1-1-2029	1,000,000	999,530

Michigan : 0.49%
Miscellaneous Revenue : 0.49%
Wayne County MI Recovery Zone Economic Development Build America Bonds	10.00	12-1-2040	3,000,000	3,034,740

11

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Interest rate	Maturity date	Principal	Value
New Jersey : 0.35%
Education Revenue : 0.17%
New Jersey Educational Facilities Authority Georgian Court University Series H	4.25%	7-1-2028	$1,000,000	$1,060,120

Utilities Revenue : 0.18%
Newark NJ Redevelopment Area Public Service Electric & Gas Project 144A	4.49	12-1-2047	1,000,000	1,117,240

				2,177,360

New York : 0.22%
Education Revenue : 0.09%
Yonkers Economic Development Corporation Series 2019B	4.50	10-15-2024	545,000	534,007

Health Revenue : 0.05%
Jefferson County NY Civic Facility Development Corporation Refunding Bond Series B Samaritan Medical Center Obligated Group	4.25	11-1-2028	305,000	320,281

Utilities Revenue : 0.08%
New York Energy Research & Development Authority Green Bond Series A	4.81	4-1-2034	500,000	521,100

				1,375,388

Oklahoma : 0.31%
Health Revenue : 0.09%
Oklahoma Development Finance Authority	5.45	8-15-2028	500,000	585,365

Miscellaneous Revenue : 0.22%
Woodward County OK Educational Facilities Authority Mooreland Public Schools Project Series B	4.63	9-15-2025	1,310,000	1,332,349

				1,917,714

Pennsylvania : 0.33%
Housing Revenue : 0.33%
Philadelphia PA IDA MFHR University Square Apartments Low Income Housing Project 144A	5.00	12-1-2020	2,000,000	2,000,000

Tennessee : 0.15%
Tax Revenue : 0.15%
Bristol TN Industrial Development Board The Pinnacle Project Series A 144A	5.13	12-1-2042	1,000,000	895,140

Virginia : 0.33%
Tax Revenue : 0.33%
Mosaic District VA CDA Series A-T	7.25	3-1-2036	2,000,000	2,042,360

Wisconsin : 0.23%
Education Revenue : 0.23%
PFA Burrell College of Osteopathic Medicine Project 144A	5.13	6-1-2028	1,360,000	1,395,074

Total Municipal Obligations (Cost $28,747,188)				28,643,544

Non-Agency Mortgage-Backed Securities : 2.05%
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	1,000,000	979,769
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	459,215	458,224
BCC Funding Corporation Series 2019-1A Class D 144A	3.94	7-20-2027	450,000	454,118

12

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Capital Automotive Real Estate Services Series 1A Class A6 144A	3.81%	2-15-2050	$500,000	$460,300
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class B	3.77	2-10-2048	2,524,616	2,595,612
CLI Funding LLC Series 2018-1A Class A 144A	4.03	4-18-2043	577,995	585,541
CLI Funding LLC Series 2019-1A Class A 144A	3.71	5-18-2044	892,977	894,948
CLI Funding LLC Series 2019-1A Class B 144A	4.64	5-18-2044	489,358	473,794
Conn Funding II LP Series A Class A 144A	3.40	10-16-2023	319,455	315,470
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	796,000	813,623
JPMorgan Mortgage Trust Series 2019-2 Class A3 144A±±	4.00	8-25-2049	537,223	552,978
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	980,190	991,266
Mosaic Solar Loans LLC Series 2019-2A Class A 144A	2.88	9-20-2040	229,783	228,473
Sequoia Mortgage Trust Series 2018-6 Class A19 144A±±	4.00	7-25-2048	752,514	769,422
SoFi Consumer Loan Program Trust Series 2019-2 Class C 144A	3.46	4-25-2028	2,000,000	2,004,586

Total Non-Agency Mortgage-Backed Securities (Cost $12,556,737)				12,578,124

	Dividend yield		Shares

Preferred Stocks : 0.13%

Energy : 0.02%

Oil, Gas & Consumable Fuels : 0.02%
Petroleo Brasil SP ADR	3.08		18,129	144,488

Financials : 0.05%

Banks : 0.05%
Banco Bradesco SA	11.72		41,454	157,794
Itaúsa Investimentos Itaú SA	8.76		89,700	158,184

				315,978

Information Technology : 0.06%

Technology Hardware, Storage & Peripherals : 0.06%
Samsung Electronics Company Limited	3.07		9,479	369,248

Total Preferred Stocks (Cost $910,843)				829,714

	Interest rate		Principal

Yankee Corporate Bonds and Notes : 9.32%

Financials : 7.80%

Banks : 4.81%
Barclays plc (5 Year USD Swap +4.84%) ±(s)	7.75	9-15-2023	$2,160,000	2,195,100
Credit Agricole SA (5 Year USD Swap +4.90%) 144A±	7.88	12-29-2049	1,750,000	1,898,418
Credit Agricole SA (5 Year USD Swap +6.19%) 144A±	8.13	12-29-2049	1,750,000	1,997,188
Danske Bank AS (7 Year Treasury Constant Maturity +4.13%) ±(s)	7.00	6-26-2025	2,300,000	2,351,750
DNB Bank ASA (5 Year USD Swap +5.08%) ±	6.50	12-29-2049	3,690,000	3,782,250
HSBC Holdings plc (5 Year USD Swap +4.37%) ±	6.38	12-29-2049	3,690,000	3,789,187
ING Groep NV (5 Year USD Swap +4.20%) ±(s)	6.75	4-16-2024	3,800,000	3,885,500
Lloyds Banking Group plc (5 Year USD Swap +4.76%) ±	7.50	4-30-2049	3,665,000	3,801,705
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity +3.46%) ±(s)	5.13	5-13-2025	2,000,000	1,937,500
Societe Generale SA (5 Year USD Swap +5.87%) 144A±	8.00	12-29-2049	3,535,000	3,941,525
				29,580,123

Capital Markets : 0.59%
Credit Suisse Group AG (5 Year USD Swap +4.60%) 144A±	7.50	12-29-2049	3,395,000	3,649,625

13

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Interest rate	Maturity date	Principal	Value
Diversified Financial Services : 2.40%
Tronox Finance plc 144A	5.75%	10-1-2025	$12,000,000	$11,100,000
UBS Group Funding Switzerland AG (5 Year USD Swap +4.87%) ±	7.00	12-29-2049	3,330,000	3,659,504

				14,759,504

Health Care : 0.24%

Pharmaceuticals : 0.24%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	1,550,000	1,470,563

Industrials : 0.65%

Electrical Equipment : 0.65%
Sensata Technologies BV 144A	5.63	11-1-2024	3,750,000	3,974,993

Information Technology : 0.63%

Technology Hardware, Storage & Peripherals : 0.63%
Seagate HDD 144A	4.09	6-1-2029	1,908,000	1,995,503
Seagate HDD	4.88	6-1-2027	1,761,000	1,909,534
				3,905,037

Total Yankee Corporate Bonds and Notes (Cost $56,647,245)				57,339,845

	Yield		Shares

Short-Term Investments : 2.91%

Investment Companies : 2.91%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.11		17,895,082	17,895,082

Total Short-Term Investments (Cost $17,895,082)				17,895,082

Total investments in securities (Cost $598,602,188)	97.92%			602,298,211
Other assets and liabilities, net	2.08			12,773,531

Total net assets	100.00%			$615,071,742

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(s)	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
GDR	Global depositary receipt
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
MFHR	Multifamily housing revenue
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate

14

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
NASDAQ 100 E-Mini Index	190	9-18-2020	$36,496,356	$38,559,550	$2,063,194	$0
S&P 500 E-Mini Index	46	9-18-2020	6,954,634	7,107,460	152,826	0

Short
British Pound Futures	(316)	9-14-2020	(25,043,205)	(24,484,075)	559,130	0
Russell 2000 E-Mini Index	(302)	9-18-2020	(20,438,033)	(21,707,760)	0	(1,269,727)

					$2,775,150	$(1,269,727)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
25,393,386 USD	22,456,000 EUR	Citibank	9-30-2020	$116,024	$0
3,159,098 EUR	3,564,071 USD	Citibank	9-30-2020	0	(8,065)

				$116,024	$(8,065)

Written Options

Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley	(1,546)	$(10,590,100)	$68.50	7-2-2020	$0
iShares MSCI EAFE ETF	Morgan Stanley	(91)	(582,400)	64.00	7-10-2020	(306)
iShares MSCI EAFE ETF	Morgan Stanley	(1,277)	(8,428,200)	66.00	7-10-2020	(1,277)
iShares MSCI EAFE ETF	Morgan Stanley	(467)	(2,918,750)	62.50	7-24-2020	(29,888)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(548)	(2,356,400)	43.00	7-2-2020	(1,644)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(817)	(3,390,550)	41.50	7-10-2020	(7,353)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(1,026)	(4,309,200)	42.00	7-17-2020	(13,338)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(795)	(3,299,250)	41.50	7-24-2020	(29,415)
NASDAQ 100 Stock Index	Morgan Stanley	(2)	(2,030,000)	10,150.00	7-2-2020	(17,990)
NASDAQ 100 Stock Index	Morgan Stanley	(2)	(2,005,000)	10,025.00	7-10-2020	(50,594)
NASDAQ 100 Stock Index	Morgan Stanley	(2)	(2,085,000)	10,425.00	7-17-2020	(13,880)
NASDAQ 100 Stock Index	Morgan Stanley	(4)	(4,120,000)	10,300.00	7-24-2020	(78,981)
RUSSELL 2000 Index	Morgan Stanley	(2)	(317,000)	1,585.00	7-2-2020	(18)
RUSSELL 2000 Index	Morgan Stanley	(4)	(580,000)	1,450.00	7-24-2020	(18,369)
S&P 500 Index	Morgan Stanley	(10)	(3,310,000)	3,310.00	7-2-2020	(100)
S&P 500 Index	Morgan Stanley	(11)	(3,481,500)	3,165.00	7-10-2020	(22,220)
S&P 500 Index	Morgan Stanley	(12)	(3,870,000)	3,225.00	7-17-2020	(13,440)
S&P 500 Index	Morgan Stanley	(15)	(5,265,000)	3,510.00	7-17-2020	(525)
S&P 500 Index	Morgan Stanley	(22)	(7,425,000)	3,375.00	7-24-2020	(7,436)
SPDR Euro STOXX 50 ETF	Morgan Stanley	(960)	(3,648,000)	38.00	7-17-2020	(8,748)

						$(315,522)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$19,875,845	$168,853,140	$(170,833,903)	$0	$0	$232,091	$17,895,082	2.91%

Wells Fargo Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities, options and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Options

The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk and foreign currency risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar Securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions In determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$7,225,375	$0	$7,225,375
Common stocks
Communication services	3,486,628	2,723,590	0	6,210,218
Consumer discretionary	3,849,833	3,549,012	0	7,398,845
Consumer staples	2,613,524	3,180,067	0	5,793,591
Energy	17,401,497	1,334,387	0	18,735,884
Financials	6,878,300	5,879,999	0	12,758,299
Health care	16,904,176	3,379,127	0	20,283,303
Industrials	10,043,098	3,771,351	0	13,814,449
Information technology	28,722,474	7,381,177	0	36,103,651
Materials	2,737,806	2,083,640	0	4,821,446
Real estate	4,310,611	1,930,359	0	6,240,970
Utilities	8,246,156	1,712,842	0	9,958,998
Corporate bonds and notes	0	322,989,216	0	322,989,216
Foreign corporate bonds and notes	0	12,677,657	0	12,677,657
Municipal obligations	0	28,643,544	0	28,643,544
Non-agency mortgage-backed securities	0	12,578,124	0	12,578,124
Preferred stocks
Energy	144,488	0	0	144,488
Financials	315,978	0	0	315,978
Information technology	0	369,248	0	369,248
Yankee corporate bonds and notes	0	57,339,845	0	57,339,845
Short-term investments
Investment companies	17,895,082	0	0	17,895,082

	123,549,651	478,748,560	0	602,298,211
Futures contracts	2,775,150	0	0	2,775,150
Forward foreign currency contracts	0	116,024	0	116,024

Total assets	$126,324,801	$478,864,584	$0	$605,189,385

Liabilities
Futures contracts	$1,269,727	$0	$0	$1,269,727
Forward foreign currency contracts	0	8,065	0	8,065
Written options	0	315,522	0	315,522

Total liabilities	$1,269,727	$323,587	$0	$1,593,314

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

For the nine months ended June 30, 2020, the Fund had no material transfers into/out of Level 3.

Wells Fargo Enterprise Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.46%
Communication Services : 4.84%
Entertainment : 3.07%
Spotify Technology SA †	64,900	$16,756,531
Take-Two Interactive Software Incorporated †	65,500	9,141,835
		25,898,366

Interactive Media & Services : 1.77%
Match Group Incorporated †	139,200	14,901,360

Consumer Discretionary : 15.66%
Auto Components : 0.92%
Aptiv plc	98,985	7,712,911

Automobiles : 1.02%
Ferrari NV	50,100	8,567,601

Diversified Consumer Services : 1.20%
Bright Horizons Family Solutions Incorporated †	86,600	10,149,520

Hotels, Restaurants & Leisure : 4.33%
Chipotle Mexican Grill Incorporated †	22,500	23,678,100
Domino’s Pizza Incorporated	34,700	12,819,568
		36,497,668

Internet & Direct Marketing Retail : 3.64%
Chewy Incorporated Class A †	178,700	7,986,103
MercadoLibre Incorporated †	22,984	22,656,938
		30,643,041

Specialty Retail : 2.36%
Burlington Stores Incorporated †	67,700	13,332,161
Carvana Company †	54,800	6,586,960
		19,919,121

Textiles, Apparel & Luxury Goods : 2.19%
lululemon athletica Incorporated †	59,100	18,439,791

Consumer Staples : 1.13%
Food Products : 1.13%
Lamb Weston Holdings Incorporated	149,300	9,544,749

Financials : 1.31%
Capital Markets : 1.31%
Intercontinental Exchange Incorporated	120,325	11,021,770

Health Care : 18.86%
Biotechnology : 3.01%
Exact Sciences Corporation †	202,000	17,561,880
Sarepta Therapeutics Incorporated †	48,700	7,808,558
		25,370,438

Health Care Equipment & Supplies : 7.63%
ABIOMED Incorporated †	42,000	10,145,520
Alcon Incorporated †	155,700	8,924,724
Align Technology Incorporated †	61,000	16,740,840

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Enterprise Fund

	Shares	Value
Health Care Equipment & Supplies (continued)
DexCom Incorporated †	34,500	$13,986,300
Insulet Corporation †	74,300	14,433,518
		64,230,902

Health Care Providers & Services : 3.80%
Chemed Corporation	26,600	11,998,462
HealthEquity Incorporated †	147,400	8,647,958
Molina Healthcare Incorporated †	63,800	11,355,124
		32,001,544

Health Care Technology : 2.97%
Veeva Systems Incorporated Class A †	106,800	25,036,056

Life Sciences Tools & Services : 1.45%
Bio-Rad Laboratories Incorporated Class A †	27,100	12,235,379

Industrials : 13.96%
Aerospace & Defense : 3.48%
HEICO Corporation	111,400	11,101,010
L3Harris Technologies Incorporated	63,100	10,706,177
Teledyne Technologies Incorporated †	24,200	7,524,990
		29,332,177

Commercial Services & Supplies : 5.48%
Cintas Corporation	60,700	16,168,052
IAA Incorporated †	266,900	10,294,333
Waste Connections Incorporated	210,139	19,708,937
		46,171,322

Construction & Engineering : 0.85%
Jacobs Engineering Group Incorporated	84,100	7,131,680

Professional Services : 2.96%
Clarivate Analytics plc †	490,670	10,956,661
IHS Markit Limited	184,300	13,914,650
		24,871,311

Road & Rail : 1.19%
Saia Incorporated †	90,300	10,039,554

Information Technology : 40.01%
Communications Equipment : 1.26%
Motorola Solutions Incorporated	75,700	10,607,841

Electronic Equipment, Instruments & Components : 1.48%
Zebra Technologies Corporation Class A †	48,800	12,490,360

IT Services : 19.87%
Black Knight Incorporated †	217,800	15,803,568
Booz Allen Hamilton Holding Corporation	198,400	15,433,536
EPAM Systems Incorporated †	68,154	17,175,490
Fiserv Incorporated †	183,800	17,942,556
Global Payments Incorporated	62,300	10,567,326
MongoDB Incorporated †	72,900	16,500,186
Okta Incorporated †	41,300	8,269,499
Shopify Incorporated Class A †	13,900	13,193,880
Square Incorporated Class A †	134,100	14,072,454
Twilio Incorporated Class A †	117,600	25,803,792
WEX Incorporated †	76,100	12,557,261
		167,319,548

2

Wells Fargo Enterprise Fund	Portfolio of investments — June 30, 2020 (unaudited)

			Shares	Value
Semiconductors & Semiconductor Equipment : 4.38%
Advanced Micro Devices Incorporated †			319,600	$16,814,156
Micron Technology Incorporated †			233,400	12,024,768
Universal Display Corporation			54,000	8,079,480
				36,918,404

Software : 13.02%
Atlassian Corporation plc Class A †			100,000	18,027,000
Autodesk Incorporated †			56,600	13,538,154
Cadence Design Systems Incorporated †			259,000	24,853,640
Crowdstrike Holdings Incorporated Class A †			111,800	11,212,422
Datadog Incorporated Class A †			148,200	12,885,990
ServiceNow Incorporated †			34,350	13,913,811
Zoom Video Communications Incorporated †			60,100	15,237,754
				109,668,771

Materials : 3.69%
Chemicals : 2.37%
Air Products & Chemicals Incorporated			40,100	9,682,546
The Sherwin-Williams Company			17,700	10,227,945
				19,910,491

Construction Materials : 1.32%
Vulcan Materials Company			96,000	11,121,600

Total Common Stocks (Cost $530,290,013)				837,753,276

		Yield
Short-Term Investments : 0.66%
Investment Companies : 0.66%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.11%	5,519,913	5,519,913

Total Short-Term Investments (Cost $5,519,913)				5,519,913

Total investments in securities (Cost $535,809,926)	100.12%			843,273,189
Other assets and liabilities, net	(0.12)			(985,737)

Total net assets	100.00%			$842,287,452

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	$25,581,368	$192,001,471	$(217,580,235)	$(2,604)	$0	$222,312	#	$0
Wells Fargo Government Money Market Fund Select Class	2,635,132	134,700,941	(131,816,160)	0	0	0		5,519,913

				$(2,604)	$0	$222,312		$5,519,913	0.66%

*	No longer held at the end of the period
#	Amount shown represents income before fees and expenses.

Wells Fargo Enterprise Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Common stocks
Communication services	$40,799,726	$0	$0	$40,799,726
Consumer discretionary	131,929,653	0	0	131,929,653
Consumer staples	9,544,749	0	0	9,544,749
Financials	11,021,770	0	0	11,021,770
Health care	158,874,319	0	0	158,874,319
Industrials	117,546,044	0	0	117,546,044
Information technology	337,004,924	0	0	337,004,924
Materials	31,032,091	0	0	31,032,091
Short-term investments
Investment companies	5,519,913	0	0	5,519,913

Total assets	$843,273,189	$0	$0	$843,273,189

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Fundamental Small Cap Growth Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.28%
Communication Services : 2.47%
Entertainment : 1.54%
CD Projekt SA †	15,636	$1,586,193

Media : 0.93%
Cardlytics Incorporated †	13,678	957,186

Consumer Discretionary : 7.41%
Auto Components : 0.89%
Stoneridge Incorporated †	44,237	913,936

Diversified Consumer Services : 1.53%
Chegg Incorporated †	23,331	1,569,243

Hotels, Restaurants & Leisure : 0.61%
GAN Limited †	24,898	633,654

Household Durables : 1.23%
Purple Innovation Incorporated †	70,244	1,264,392

Internet & Direct Marketing Retail : 1.73%
Etsy Incorporated †	16,740	1,778,290

Leisure Products : 1.35%
Games Workshop Group plc	13,948	1,385,951

Specialty Retail : 0.07%
Vroom Incorporated †	1,326	69,138

Consumer Staples : 1.13%
Beverages : 1.13%
National Beverage Corporation †	18,966	1,157,305

Energy : 0.77%
Oil, Gas & Consumable Fuels : 0.77%
Texas Pacific Land Trust	1,329	790,343

Financials : 1.59%
Insurance : 1.59%
Goosehead Insurance Incorporated Class A †	21,776	1,636,684

Health Care : 27.83%
Biotechnology : 11.63%
Black Diamond Therapeutics †	14,239	600,316
bluebird bio Incorporated †	7,951	485,329
CareDx Incorporated †	28,013	992,501
Chemocentryx Incorporated †	13,976	804,179
Coherus Biosciences Incorporated †	40,148	717,043
CRISPR Therapeutics AG †	7,876	578,807
Deciphera Pharmaceuticals Incorporated †	12,206	728,942
Halozyme Therapeutics Incorporated †	38,798	1,040,174
Natera Incorporated †	28,786	1,435,270
ORIC Pharmaceuticals Incorporated †	10,893	367,421
Turning Point Therapeutics Incorporated †	11,663	753,313
Twist Bioscience Corporation †	20,366	922,580
Veracyte Incorporated †	41,155	1,065,915
Zai Lab Limited ADR †	12,302	1,010,363
Zymeworks Incorporated †	12,509	451,200
		11,953,353

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Fundamental Small Cap Growth Fund

	Shares	Value
Health Care Equipment & Supplies : 9.41%
Axonics Modulation Technologies Incorporated †	22,702	$797,067
BioLife Solutions Incorporated †	34,286	560,576
Haemonetics Corporation †	15,068	1,349,490
Inari Medical Incorporated †	20,954	1,015,012
iRhythm Technologies Incorporated †	15,390	1,783,547
Novocure Limited †	8,545	506,719
Orthopediatrics Corporation †	25,704	1,124,807
Quidel Corporation †	6,239	1,395,914
Shockwave Medical Incorporated †	23,909	1,132,569
		9,665,701

Health Care Providers & Services : 3.68%
Amedisys Incorporated †	8,581	1,703,672
HealthEquity Incorporated †	23,528	1,380,388
Progyny Incorporated †	27,114	699,812
		3,783,872

Health Care Technology : 3.11%
Inspire Medical Systems Incorporated †	13,154	1,144,661
Phreesia Incorporated †	27,134	767,350
Simulations Plus Incorporated	21,453	1,283,318
		3,195,329

Industrials : 21.38%
Aerospace & Defense : 3.04%
Axon Enterprise Incorporated †	8,776	861,189
Kratos Defense & Security Solutions Incorporated †	39,664	619,948
Mercury Computer Systems Incorporated †	20,910	1,644,781
		3,125,918

Air Freight & Logistics : 0.86%
Cargojet Incorporated	7,487	882,381

Building Products : 2.91%
Advanced Drainage Systems Incorporated	33,426	1,651,244
Trex Company Incorporated †	10,260	1,334,518
		2,985,762

Commercial Services & Supplies : 6.38%
Casella Waste Systems Incorporated Class A †	49,998	2,605,896
IAA Incorporated †	25,221	972,774
MSA Safety Incorporated	12,086	1,383,122
Tetra Tech Incorporated	20,184	1,596,958
		6,558,750

Construction & Engineering : 2.29%
Construction Partners Incorporated Class A †	73,426	1,304,046
WillScot Corporation †	85,554	1,051,459
		2,355,505

Electrical Equipment : 0.81%
Allied Motion Technologies	23,488	829,126

Professional Services : 1.54%
Clarivate Analytics plc †	71,029	1,586,078

Road & Rail : 1.37%
Saia Incorporated †	12,673	1,408,984

2

Wells Fargo Fundamental Small Cap Growth Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Trading Companies & Distributors : 2.18%
SiteOne Landscape Supply Incorporated †	19,661	$2,240,764

Information Technology : 30.17%
Electronic Equipment, Instruments & Components : 2.83%
Littelfuse Incorporated	5,980	1,020,367
Novanta Incorporated †	17,666	1,886,199
		2,906,566

IT Services : 7.34%
EPAM Systems Incorporated †	5,982	1,507,524
Euronet Worldwide Incorporated †	8,903	853,085
Keywords Studios plc	62,628	1,406,155
MongoDB Incorporated †	5,761	1,303,945
WEX Incorporated †	6,768	1,116,788
WNS Holdings Limited ADR †	24,596	1,352,288
		7,539,785

Semiconductors & Semiconductor Equipment : 3.56%
Lattice Semiconductor Corporation †	60,897	1,728,866
MKS Instruments Incorporated	11,764	1,332,155
Universal Display Corporation	4,008	599,677
		3,660,698

Software : 15.64%
Avalara Incorporated †	9,837	1,309,206
Bill.com Holdings Incorporated †	11,319	1,021,087
Elastic NV †	17,223	1,588,133
Envestnet Incorporated †	24,777	1,822,101
Everbridge Incorporated †	9,294	1,285,918
Five9 Incorporated †	20,176	2,232,878
Globant SA †	10,347	1,550,498
LivePerson Incorporated †	27,355	1,133,318
Model N Incorporated †	47,964	1,667,229
Smartsheet Incorporated Class A †	12,127	617,507
Sprout Social Incorporated Class A †	27,532	743,364
Workiva Incorporated †	20,646	1,104,355
		16,075,594

Technology Hardware, Storage & Peripherals : 0.80%
NCR Corporation †	47,339	819,911

Materials : 2.02%
Chemicals : 0.76%
Ingevity Corporation †	14,947	785,764

Metals & Mining : 1.26%
Sandstorm Gold Limited †	134,465	1,293,553

Real Estate : 3.51%
Equity REITs : 3.51%
Innovative Industrial Properties Incorporated	9,387	826,244
QTS Realty Trust Incorporated Class A	32,091	2,056,712
Rexford Industrial Realty Incorporated	17,425	721,918
		3,604,874

Total Common Stocks (Cost $70,624,706)		101,000,583

3

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Fundamental Small Cap Growth Fund

		Yield	Shares	Value
Short-Term Investments : 1.37%
Investment Companies : 1.37%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.11%	1,411,196	$1,411,196

Total Short-Term Investments (Cost $1,411,196)				1,411,196

Total investments in securities (Cost $72,035,902)	99.65%			102,411,779
Other assets and liabilities, net	0.35			360,815

Total net assets	100.00%			$102,772,594

† Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	purchased	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value,end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	$3,270,006	$59,296	$(3,329,606)	$304	$0	$712	#	$0
Wells Fargo Government Money Market Fund Select Class	2,099,810	4,525,039	(5,213,653)	0	0	582		1,411,196

				$304	$0	$1,294		$1,411,196	1.37%

*	No longer held at the end of the period.
#	Amount shown represents income before fees and rebates.

Wells Fargo Fundamental Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$957,186	$1,586,193	$0	$2,543,379
Consumer discretionary	6,228,653	1,385,951	0	7,614,604
Consumer staples	1,157,305	0	0	1,157,305
Energy	790,343	0	0	790,343
Financials	1,636,684	0	0	1,636,684
Health care	28,598,255	0	0	28,598,255
Industrials	21,973,268	0	0	21,973,268
Information technology	31,002,554	0	0	31,002,554
Materials	2,079,317	0	0	2,079,317
Real estate	3,604,874	0	0	3,604,874
Short-term investments
Investment companies	1,411,196	0	0	1,411,196

Total assets	$99,439,635	$2,972,144	$0	$102,411,779

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Global Investment Grade Credit Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 1.97%
American Airlines Series 2014-1 Class A Pass-Through Trust	3.70%	4-1-2028	$256,074	$217,269
British Airways Series 2019-1 Class AA Pass-Through Trust 144A	3.30	6-15-2034	763,897	688,166
Delta Air Lines Series 2019-1 Class AA Pass-Through Trust	3.20	10-25-2025	440,000	440,509
Total Asset-Backed Securities (Cost $1,458,915)				1,345,944

Corporate Bonds and Notes : 55.48%
Communication Services : 8.29%
Diversified Telecommunication Services : 3.50%
AT&T Incorporated	3.65	6-1-2051	585,000	610,266
AT&T Incorporated	4.25	3-1-2027	540,000	616,817
T-Mobile USA Incorporated 144A	3.75	4-15-2027	220,000	244,090
Verizon Communications Incorporated	2.88	1-15-2038	200,000	270,229
Verizon Communications Incorporated	4.13	8-15-2046	525,000	654,481
				2,395,883

Entertainment : 0.51%
The Walt Disney Company	3.60	1-13-2051	310,000	344,701

Media : 4.28%
Charter Communications Operating LLC	4.91	7-23-2025	480,000	550,431
Comcast Corporation	3.38	8-15-2025	645,000	718,175
Cox Communications Incorporated 144A	4.60	8-15-2047	375,000	474,753
Discovery Incorporated	5.30	5-15-2049	190,000	231,756
Fox Corporation	4.71	1-25-2029	560,000	672,569
ViacomCBS Incorporated	4.95	1-15-2031	240,000	280,658
				2,928,342

Consumer Discretionary : 2.19%
Automobiles : 1.24%
Ford Motor Company	9.00	4-22-2025	465,000	502,781
General Motors Company	6.13	10-1-2025	310,000	348,380
				851,161

Hotels, Restaurants & Leisure : 0.37%
McDonald’s Corporation	1.45	9-1-2025	245,000	251,174

Internet & Direct Marketing Retail : 0.34%
Booking Holdings Incorporated	1.80	3-3-2027	200,000	232,553

Textiles, Apparel & Luxury Goods : 0.24%
Ralph Lauren Corporation	2.95	6-15-2030	160,000	165,161

Consumer Staples : 3.64%
Beverages : 1.84%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	690,000	770,762
Keurig Dr Pepper Incorporated	4.60	5-25-2028	405,000	485,682
				1,256,444

Food & Staples Retailing : 0.41%
Walmart Incorporated	3.70	6-26-2028	235,000	278,428

Food Products : 0.72%
Mars Incorporated 144A	3.95	4-1-2049	390,000	491,712

Tobacco : 0.67%
BAT Capital Corporation	4.54	8-15-2047	425,000	462,617

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Global Investment Grade Credit Fund

	Interest rate	Maturity date	Principal	Value
Energy : 5.64%
Oil, Gas & Consumable Fuels : 5.64%
BP Capital Markets America Incorporated	2.75%	5-10-2023	$365,000	$385,673
Energy Transfer Operating Partners LP	3.75	5-15-2030	245,000	242,095
Energy Transfer Operating Partners LP	6.25	4-15-2049	625,000	662,355
Exxon Mobil Corporation	2.61	10-15-2030	420,000	447,758
Kinder Morgan Energy Partners LP	5.40	9-1-2044	405,000	476,404
Marathon Petroleum Corporation	3.80	4-1-2028	365,000	386,867
MPLX LP	4.00	3-15-2028	510,000	537,333
Sabine Pass Liquefaction LLC	5.75	5-15-2024	640,000	720,736
				3,859,221

Financials : 16.53%
Banks : 5.08%
Bank of America Corporation	4.13	1-22-2024	900,000	997,028
Citigroup Incorporated	3.30	4-27-2025	1,010,000	1,109,164
JPMorgan Chase & Company	2.30	8-15-2021	660,000	661,393
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	265,000	300,253
Santander Holdings USA Incorporated	4.40	7-13-2027	375,000	406,331
				3,474,169

Capital Markets : 6.64%
Cantor Fitzgerald LP 144A	4.88	5-1-2024	815,000	878,676
Five Corners Funding Trust 144A	4.42	11-15-2023	10,000	11,136
Goldman Sachs Group Incorporated	3.63	1-22-2023	720,000	771,156
Morgan Stanley	3.13	7-27-2026	915,000	1,009,449
Morgan Stanley	3.70	10-23-2024	700,000	776,398
Raymond James Financial Services Incorporated	4.95	7-15-2046	690,000	834,374
State Street Corporation	2.40	1-24-2030	245,000	263,417
				4,544,606

Consumer Finance : 1.26%
American Express Credit Corporation	3.30	5-3-2027	455,000	516,889
Capital One Financial Company	0.80	6-12-2024	100,000	109,376
Harley Davidson Financial Services Company 144A	3.35	6-8-2025	230,000	235,050
				861,315

Diversified Financial Services : 1.36%
Intercontinental Exchange Incorporated	3.75	12-1-2025	815,000	928,638

Insurance : 2.19%
American International Group Incorporated	4.75	4-1-2048	720,000	867,778
Berkshire Hathaway Incorporated	2.38	6-19-2039	100,000	140,589
Brighthouse Financial Incorporated	4.70	6-22-2047	375,000	342,874
Unum Group	4.50	12-15-2049	160,000	149,477
				1,500,718

Health Care : 3.57%
Biotechnology : 1.19%
AbbVie Incorporated 144A	2.60	11-21-2024	490,000	521,791
AbbVie Incorporated 144A	4.25	11-21-2049	240,000	287,691
				809,482

Health Care Providers & Services : 1.62%
CVS Health Corporation	3.70	3-9-2023	540,000	580,227
CVS Health Corporation	4.30	3-25-2028	180,000	210,437
UnitedHealth Group Incorporated	2.90	5-15-2050	300,000	319,461
				1,110,125

2

Wells Fargo Global Investment Grade Credit Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Life Sciences Tools & Services : 0.32%
Thermo Fisher Scientific Incorporated	1.50%	10-1-2039	$200,000	$220,377

Pharmaceuticals : 0.44%
Pfizer Incorporated	2.55	5-28-2040	135,000	140,111
Pfizer Incorporated	2.70	5-28-2050	155,000	159,835
				299,946

Industrials : 5.43%
Aerospace & Defense : 0.76%
United Technologies Corporation	4.13	11-16-2028	440,000	518,523

Airlines : 1.67%
Alaska Airlines 144A%%	4.80	2-15-2029	215,000	217,688
Aviation Capital Group Corporation 144A	2.88	1-20-2022	430,000	410,964
Southwest Airlines Company	5.13	6-15-2027	230,000	238,451
US Airways Group Incorporated	4.63	12-3-2026	326,529	276,558
				1,143,661

Industrial Conglomerates : 0.91%
Carlisle Companies Incorporated	2.75	3-1-2030	195,000	200,660
General Electric Company	3.63	5-1-2030	420,000	420,376
				621,036

Professional Services : 0.75%
Equifax Incorporated	2.60	12-1-2024	485,000	512,930

Road & Rail : 1.34%
Penske Truck Leasing Company LP 144A	3.45	7-1-2024	490,000	518,373
Union Pacific Corporation	2.40	2-5-2030	375,000	400,819
				919,192

Information Technology : 6.00%
Communications Equipment : 0.95%
Motorola Solutions Incorporated	4.60	2-23-2028	570,000	648,157

Electronic Equipment, Instruments & Components : 0.35%
Jabil Incorporated	3.60	1-15-2030	230,000	240,801

IT Services : 1.32%
Fiserv Incorporated	2.25	7-1-2025	100,000	129,702
Fiserv Incorporated	3.50	7-1-2029	260,000	291,957
Western Union Company	4.25	6-9-2023	445,000	479,330
				900,989

Semiconductors & Semiconductor Equipment : 1.82%
Broadcom Incorporated 144A	3.15	11-15-2025	145,000	153,947
Broadcom Incorporated 144A	4.15	11-15-2030	255,000	277,451
Microchip Technology Incorporated 144A	2.67	9-1-2023	230,000	236,683
Qualcomm Incorporated	3.25	5-20-2027	510,000	578,442
				1,246,523

Technology Hardware, Storage & Peripherals : 1.56%
Apple Incorporated	2.95	9-11-2049	200,000	219,365
Apple Incorporated	3.60	7-31-2042	100,000	178,501
Dell International LLC / EMC Corporation 144A	5.45	6-15-2023	610,000	667,226
				1,065,092

3

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Global Investment Grade Credit Fund

	Interest rate	Maturity date	Principal		Value
Materials : 0.31%
Chemicals : 0.31%
Westlake Chemical Corporation	1.63%	7-17-2029		$200,000	$214,421

Real Estate : 1.61%
Equity REITs : 0.89%
Equinix Incorporated	2.15	7-15-2030		450,000	444,524
Sabra Health Care LP / Sabra Capital Corporation	4.80	6-1-2024		160,000	160,352
					604,876

Real Estate Management & Development : 0.72%
Simon Property Group LP	3.25	9-13-2049		530,000	493,927

Real Estate : 0.39%
ACC Operating Partnership	3.88	1-30-2031		255,000	267,253
Utilities : 1.88%
Electric Utilities : 1.88%
Firstenergy Corporation	2.25	9-1-2030		230,000	230,463
Nevada Power Company	2.40	5-1-2030		195,000	207,254
New York State Electric & Gas Corporation 144A	3.25	12-1-2026		265,000	293,363
Pacificorp	3.50	6-15-2029		480,000	553,481
					1,284,561

Total Corporate Bonds and Notes (Cost $35,004,765)					37,948,715

Foreign Corporate Bonds and Notes : 23.43%
Communication Services : 1.21%
Diversified Telecommunication Services : 0.81%
British Telecommunication plc	3.63	11-21-2047	GBP	200,000	291,098
Deutsche Telekom International Finance BV	2.25	4-13-2029	GBP	200,000	263,050
					554,148

Wireless Telecommunication Services : 0.40%
Rogers Communications Incorporated	5.34	3-22-2021	CAD	200,000	152,167
Tele2 AB	2.13	5-15-2028	EUR	100,000	121,998
					274,165

Consumer Staples : 0.34%
Beverages : 0.18%
Coca-Cola European Partners plc	1.50	11-8-2027	EUR	100,000	119,892

Food & Staples Retailing : 0.16%
Tesco Corporate Treasury Services plc	0.88	5-29-2026	EUR	100,000	111,252

Energy : 0.33%
Oil, Gas & Consumable Fuels : 0.33%
Total SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.75%) ±	2.71	12-29-2049	EUR	200,000	228,250

Financials : 14.98%
Banks : 8.37%
Argenta Spaarbank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.95%) ±	3.88	5-24-2026	EUR	200,000	226,840
Banco BPM SpA	1.75	1-28-2025	EUR	100,000	111,059
Banco BPM SpA	2.50	6-21-2024	EUR	200,000	228,590

4

Wells Fargo Global Investment Grade Credit Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks (continued)
Banco de Sabadell SA	1.13%	3-27-2025	EUR	100,000	$101,696
Bankia SA	1.13	11-12-2026	EUR	100,000	104,617
Bankinter SA	0.63	10-6-2027	EUR	300,000	317,432
Banque Federative du Credit Mutuel	3.00	5-21-2024	EUR	100,000	120,123
Barclays plc (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year +1.32%) ±	2.38	10-6-2023	GBP	100,000	125,388
Bawag Group AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.30%) ±	2.38	3-26-2029	EUR	100,000	109,123
BNP Paribas	1.25	3-19-2025	EUR	200,000	230,606
Caixabank SA	0.63	10-1-2024	EUR	100,000	109,087
Credit Suisse (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +4.00%) ±	5.75	9-18-2025	EUR	200,000	225,823
FCA Bank SpA	1.63	9-29-2021	GBP	100,000	122,659
Jyske Bank AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.90%) ±	2.25	4-5-2029	EUR	200,000	227,294
Kutxabank SA	0.50	9-25-2024	EUR	100,000	107,152
Landesbank Baden-Wurttemberg (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.77%) ±	2.88	5-27-2026	EUR	100,000	110,110
Landsbankinn HF	1.38	3-14-2022	EUR	100,000	111,939
Lloyds Banking Group plc (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +0.85%) ±	0.50	11-12-2025	EUR	100,000	109,702
Lloyds Banking Group plc	2.25	10-16-2024	GBP	100,000	127,712
Mizuho Financial Group	0.80	4-15-2030	EUR	600,000	657,719
NIBC Bank NV	2.00	4-9-2024	EUR	200,000	222,922
Omnicom Finance Holdings plc	1.40	7-8-2031	EUR	100,000	111,139
Royal Bank of Canada	1.97	3-2-2022	CAD	200,000	149,975
Royal Bank of Canada	2.00	3-21-2022	CAD	400,000	300,354
Royal Bank of Scotland Group plc (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year +1.49%) ±	2.88	9-19-2026	GBP	200,000	257,280
Toronto Dominion Bank	3.23	7-24-2024	CAD	1,000,000	800,560
Unicaja Banco SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.11%) ±	2.88	11-13-2029	EUR	100,000	98,520
Unicredit SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.80%) ±	2.73	1-15-2032	EUR	200,000	202,926
					5,728,347

Capital Markets : 0.65%
Deutsche Bank AG	0.38	1-18-2021	EUR	200,000	223,824
UBS Group AG (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +0.55%) ±	0.25	1-29-2026	EUR	200,000	220,369
					444,193

Consumer Finance : 0.98%
LeasePlan Corporation NV	1.38	3-7-2024	EUR	100,000	112,562
PSA Banque France	0.63	6-21-2024	EUR	200,000	216,545
Transurban Finance Company	1.75	3-29-2028	EUR	300,000	344,457
					673,564

Diversified Financial Services : 1.47%
Bevco Lux Sarl	1.75	2-9-2023	EUR	200,000	225,610
FCE Bank plc	1.88	6-24-2021	EUR	300,000	329,278
Nykredit Realkredit AS	0.88	1-17-2024	EUR	200,000	224,289
SELP Finance Sarl	1.50	11-20-2025	EUR	200,000	224,194
					1,003,371

Insurance : 2.85%
Aviva plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.13%) ±	6.13	7-5-2043	EUR	100,000	126,878
Aviva plc (ICE LIBOR GBP 6 Month +4.14%) ±	6.63	6-3-2041	GBP	200,000	257,403
Legal & General Group plc (U.S. Treasury 3 Month Bill +9.33%) ±	10.00	7-23-2041	GBP	200,000	268,891

5

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Global Investment Grade Credit Fund

	Interest rate	Maturity date	Principal		Value
Insurance (continued)
Mandatum Life Insurance Company Limited (3 Month EURIBOR +2.30%) ±	1.88%	10-4-2049	EUR	200,000	$219,637
Munich Re Group (ICE LIBOR GBP 3 Month +4.95%) ±	6.63	5-26-2042	GBP	100,000	134,198
Sampo Oyj	1.63	2-21-2028	EUR	200,000	239,755
Sampo Oyj (3 Month EURIBOR +4.05%) ±	3.38	5-23-2049	EUR	200,000	241,872
Swiss Re Finance (Luxembourg) SA (EURIBOR ICE Swap Rate 11:00am +2.85%) ±	2.53	4-30-2050	EUR	200,000	235,036
UMG Groupe VYV	1.63	7-2-2029	EUR	200,000	226,590
					1,950,260

Mortgage REITs : 0.35%
Digital Euro Finco LLC	2.63	4-15-2024	EUR	200,000	239,849

Thrifts & Mortgage Finance : 0.31%
Aareal Bank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.90%) ±	4.25	3-18-2026	EUR	200,000	209,409

Health Care : 0.95%
Health Care Equipment & Supplies : 0.30%
Motability Operations Group plc	2.38	7-3-2039	GBP	150,000	208,087

Pharmaceuticals : 0.65%
Bayer AG (EURIBOR ICE Swap Rate 11:00am +2.65%) ±	2.38	11-12-2079	EUR	100,000	108,992
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.11%) ±	3.13	11-12-2079	EUR	100,000	111,245
Merck KGaA (EURIBOR ICE Swap Rate 11:00am +1.95%) ±	1.63	6-25-2079	EUR	200,000	223,239
					443,476

Industrials : 0.33%
Containers & Packaging : 0.17%
Brambles Finance plc	1.50	10-4-2027	EUR	100,000	113,417

Industrial Conglomerates : 0.16%
CK Hutchison Group Company	1.50	10-17-2031	EUR	100,000	111,192

Materials : 1.78%
Chemicals : 1.44%
Arkema SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.57%) ±(s)	1.50	10-21-2025	EUR	500,000	527,528
Arkema SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.87%) ±(s)	2.75	6-17-2024	EUR	200,000	224,289
Sika Capital BV	1.50	4-29-2031	EUR	100,000	119,990
Solvay SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.92%) ±(s)	4.25	12-4-2023	EUR	100,000	115,735
					987,542

Paper & Forest Products : 0.34%
Mondi Finance plc	1.63	4-27-2026	EUR	200,000	234,150

Real Estate : 1.28%
Equity REITs : 0.33%
Inmobiliaria Colonial SA	1.45	10-28-2024	EUR	200,000	224,955

Real Estate Management & Development : 0.95%
Akelius Residential Property AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.48%) ±	2.25	5-17-2081	EUR	200,000	204,443
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88	10-5-2078	EUR	200,000	224,981

6

Wells Fargo Global Investment Grade Credit Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development (continued)
Heimstaden Bostad AB	1.13%	1-21-2026	EUR 200,000	$218,536
				647,960

Electric Utilities : 2.06%
Electricite de France SA	5.50	10-17-2041	GBP 200,000	363,663
Enel Finance International NV	0.38	6-17-2027	EUR 100,000	110,907
Energias de Portugal SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.84%) ±	1.70	7-20-2080	EUR 100,000	105,047
ESB Finance Designated Activity Company	1.13	6-11-2030	EUR 100,000	118,371
Fortum Oyj	0.88	2-27-2023	EUR 300,000	340,194
Orsted A/S (EURIBOR ICE Swap Rate 11:00am +1.95%) ±(s)	1.75	9-9-2027	EUR 100,000	110,366
Reseau de Transport d’Electricite	1.88	10-23-2037	EUR 200,000	261,744
				1,410,292

Water Utilities : 0.17%
FCC Aqualia SA	1.41	6-8-2022	EUR 100,000	112,489

Total Foreign Corporate Bonds and Notes (Cost $16,207,543)				16,030,260

Municipal Obligations : 0.34%
New Jersey : 0.34%
Transportation Revenue : 0.34%
New Jersey State Transportation Trust Fund Authority Transportation System Refunding Bond Series B ##	4.13	6-15-2042	$250,000	232,850

Total Municipal Obligations (Cost $250,000)				232,850

U.S. Treasury Securities : 1.11%
U.S. Treasury Bond	2.00	2-15-2050	640,000	732,550
U.S. Treasury Note	0.38	4-30-2025	25,000	25,113
Total U.S. Treasury Securities (Cost $742,703)				757,663

Yankee Corporate Bonds and Notes : 16.23%
Communication Services : 2.94%
Diversified Telecommunication Services : 0.75%
Telefonica Emisiones SAU	4.10	3-8-2027	450,000	513,625

Interactive Media & Services : 1.09%
Tencent Holdings Limited 144A	3.60	1-19-2028	685,000	746,488

Media : 0.19%
Pearson Funding plc	3.75	6-4-2030	100,000	130,888

Wireless Telecommunication Services : 0.91%
Vodafone Group plc	4.38	5-30-2028	525,000	624,263

Consumer Discretionary : 0.34%
Household Products : 0.17%
Mohawk Capital Finance SA	1.75	6-12-2027	100,000	115,507

Textiles, Apparel & Luxury Goods : 0.17%
Kering	0.75	5-13-2028	100,000	114,414

Consumer Staples : 1.02%
Household Products : 0.86%
Reckitt Benckiser Treasury Services plc 144A	2.75	6-26-2024	555,000	590,013

7

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Global Investment Grade Credit Fund

	Interest rate	Maturity date	Principal	Value
Tobacco : 0.16%
Imperial Brands Finance plc 144A	3.50%	7-26-2026	$100,000	$106,898

Energy : 0.84%
Oil, Gas & Consumable Fuels : 0.84%
BP Capital Markets plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.88%) ±(s)	3.25	3-22-2026	100,000	112,814
BP Capital Markets plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +4.12%) ±(s)	3.63	3-22-2029	100,000	112,831
BP Capital Markets plc (U.S. Treasury 3 Month Bill +4.17%) ±(s)	4.25	3-22-2027	100,000	124,839
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.04%) ±(s)	4.38	6-22-2025	140,000	142,100
Saudi Arabian Oil Company 144A	4.38	4-16-2049	75,000	84,798
				577,382

Financials : 7.67%
Banks : 4.20%
Banco Santander SA	3.49	5-28-2030	200,000	214,069
Credit Suisse New York	3.63	9-9-2024	580,000	640,592
HSBC Holdings plc	4.30	3-8-2026	430,000	485,385
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am +3.15%) ±	2.88	6-18-2032	100,000	113,631
Royal Bank of Scotland Group plc	3.88	9-12-2023	490,000	528,291
Sumitomo Mitsui Financial Group	3.10	1-17-2023	445,000	470,619
Westpac Banking Corporation	3.65	5-15-2023	385,000	417,792
				2,870,379

Capital Markets : 0.77%
Credit Suisse Group AG (UK Gilts 1 Year +2.23%) ±	2.25	6-9-2028	200,000	249,017
Macquarie Group Limited (3 Month LIBOR +1.02%) 144A±	3.19	11-28-2023	265,000	275,304
				524,321

Consumer Finance : 0.45%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust %%	4.50	9-15-2023	310,000	310,036

Diversified Financial Services : 1.92%
GE Capital International Funding Company	4.42	11-15-2035	280,000	284,269
Invesco Finance plc	3.13	11-30-2022	305,000	321,803
Siemens Financieringsmaatschappij NV 144A	2.35	10-15-2026	380,000	406,965
WPP Finance Limited 2010	3.75	9-19-2024	280,000	302,040
				1,315,077

Insurance : 0.33%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	216,000	226,046

Health Care : 0.79%
Biotechnology : 0.45%
GlaxoSmithKline Capital Incorporated	1.63	5-12-2035	150,000	189,133
Lonza Finance International NV	1.63	4-21-2027	100,000	118,738
				307,871

Health Care Providers & Services : 0.34%
Fresenius Medical Care AG & Company	1.50	5-29-2030	200,000	231,769

Industrials : 0.34%
Aerospace & Defense : 0.34%
MTU Aero Engines AG %%	3.00	7-1-2025	200,000	232,306

8

Wells Fargo Global Investment Grade Credit Fund	Portfolio of investments — June 30, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Information Technology : 1.48%
IT Services : 0.49%
Edenred		1.38%	6-18-2029	$300,000	$337,358

Semiconductors & Semiconductor Equipment : 0.99%
ASML Holding NV		0.63	5-7-2029	100,000	112,831
NXP BV 144A		3.88	6-18-2026	505,000	565,056
					677,887

Materials : 0.50%
Chemicals : 0.50%
Covestro AG		0.88	2-3-2026	100,000	112,074
Covestro AG		1.38	6-12-2030	100,000	111,895
Syngenta Finance NV		3.38	4-16-2026	100,000	116,459
					340,428

Utilities : 0.31%
Gas Utilities : 0.31%
APT Pipelines Limited		2.00	7-15-2030	180,000	212,654

Total Yankee Corporate Bonds and Notes (Cost $10,419,939)					11,105,610

		Yield		Shares
Short-Term Investments : 0.91%
Investment Companies : 0.91%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.11		623,048	623,048

Total Short-Term Investments (Cost $623,048)					623,048

Total investments in securities (Cost $64,706,913)	99.47%				68,044,090
Other assets and liabilities, net	0.53				359,727

Total net assets	100.00%				$68,403,817

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
(s)	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

CAD	Canadian dollar
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

9

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,375,604 USD	1,867,796 CAD	JPMorgan	7-22-2020	$0	$(280)
15,911,758 USD	14,180,000 EUR	State Street Bank	7-22-2020	0	(26,305)
3,591,861 USD	2,900,000 GBP	State Street Bank	7-22-2020	0	(1,992)

				$0	$(28,577)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net, realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$1,834,198	$17,024,263	$(18,235,413)	$0	$0	$5,951	$623,048	0.91%

Wells Fargo Global Investment Grade Credit Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$1,345,944	$0	$1,345,944
Corporate bonds and notes	0	37,948,715	0	37,948,715
Foreign corporate bonds and notes	0	16,030,260	0	16,030,260
Municipal obligations	0	232,850	0	232,850
U.S. Treasury securities	757,663	0	0	757,663
Yankee corporate bonds and notes	0	11,105,610	0	11,105,610
Short-term investments
Investment companies	623,048	0	0	623,048

Total assets	$1,380,711	$66,663,379	$0	$68,044,090

Liabilities
Forward foreign currency contracts	$0	$28,577	$0	$28,577

Total liabilities	$0	$28,577	$0	$28,577

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

For the nine months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Income Plus Fund (formerly, Wells Fargo Strategic Income Fund)	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.70%
FNMA	4.04%	10-1-2020	$1,000,000	$999,590

Total Agency Securities (Cost $999,063)				999,590

Asset-Backed Securities : 6.40%
AmeriCredit Automobile Receivables Trust Series 2018-3 Class D	4.04	11-18-2024	1,100,000	1,140,624
Avis Budget Rental Car Funding LLC Series 2017-1A Class C 144A	4.15	9-20-2023	650,000	605,367
Bank of the West Auto Trust Series 2018-1 Class C 144A	3.98	5-15-2024	1,100,000	1,138,110
Chesapeake Funding II LLC Series 2017-3A Class C 144A	2.78	8-15-2029	800,000	806,408
Chesapeake Funding II LLC Series 2017-3A Class D 144A	3.38	8-15-2029	120,000	121,392
Chesapeake Funding II LLC Series 2017-4A Class D 144A	3.26	11-15-2029	400,000	395,342
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	1,081,550	1,034,608
DRB Prime Student Loan Trust Series 2017-C Class C 144A	3.29	11-25-2042	295,202	302,956
Harley Marine Financing LLC Barge Series 2018-1A Class A2 144A	5.68	5-15-2043	652,381	587,919
Hertz Fleet Lease Funding LP Series 2019-1 Class E 144A	4.62	1-10-2033	1,550,000	1,451,867
SMB Private Education Loan Trust Series 2015-C Class C 144A	4.50	9-17-2046	290,000	310,237
SoFi Consumer Loan Program Trust Series 2016-3 Class A 144A	3.05	12-26-2025	8,443	8,452
SoFi Consumer Loan Program Trust Series 2018-1 Class C 144A	3.97	2-25-2027	700,000	639,927
SoFi Consumer Loan Program Trust Series 2018-4 Class D 144A	4.76	11-26-2027	300,000	281,661
SoFi Professional Loan Program LLC Series 2017-E Class B 144A	3.49	11-26-2040	300,000	311,990
Total Asset-Backed Securities (Cost $9,345,385)				9,136,860

Corporate Bonds and Notes : 30.56%
Communication Services : 4.31%
Diversified Telecommunication Services : 0.15%
Level 3 Financing Incorporated	5.13	5-1-2023	150,000	150,000
Level 3 Financing Incorporated	5.38	1-15-2024	60,000	60,450
				210,450

Entertainment : 0.39%
The Walt Disney Company	3.60	1-13-2051	500,000	555,969

Interactive Media & Services : 0.02%
Match Group Incorporated 144A	4.13	8-1-2030	25,000	24,477

Media : 2.79%
Block Communications Incorporated 144A	4.88	3-1-2028	150,000	148,169
CCO Holdings LLC 144A	4.50	8-15-2030	25,000	25,513
CCO Holdings LLC 144A	5.38	5-1-2025	150,000	153,750
CSC Holdings LLC 144A	4.13	12-1-2030	50,000	49,566
CSC Holdings LLC 144A	4.63	12-1-2030	200,000	194,272
CSC Holdings LLC 144A	6.50	2-1-2029	450,000	491,625
Diamond Sports Group LLC 144A	6.63	8-15-2027	75,000	40,200
Discovery Communications LLC	4.65	5-15-2050	1,000,000	1,134,050
Gray Television Incorporated 144A	5.13	10-15-2024	100,000	100,000
Gray Television Incorporated 144A	5.88	7-15-2026	150,000	149,438
Lamar Media Corporation 144A	4.00	2-15-2030	200,000	191,440
Lamar Media Corporation	5.00	5-1-2023	50,000	50,250
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	150,000	150,009
Nielsen Finance LLC 144A	5.00	4-15-2022	275,000	274,230
Outfront Media Capital Corporation 144A	4.63	3-15-2030	175,000	160,409
Outfront Media Capital Corporation 144A	5.00	8-15-2027	25,000	22,500
QVC Incorporated	4.75	2-15-2027	250,000	241,750
Salem Media Group Incorporated 144A	6.75	6-1-2024	175,000	142,625
Scripps Escrow Incorporated 144A	5.88	7-15-2027	125,000	118,438
The E.W. Scripps Company 144A	5.13	5-15-2025	150,000	142,907
				3,981,141

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Income Plus Fund (formerly, Wells Fargo Strategic Income Fund)

	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 0.96%
Sprint Spectrum Company 144A	5.15%	9-20-2029	$65,000	$74,750
T Mobile USA Incorporated 144A	4.50	4-15-2050	1,000,000	1,177,950
T-Mobile USA Incorporated	6.38	3-1-2025	120,000	123,300
				1,376,000

Consumer Discretionary : 3.21%
Auto Components : 0.78%
Adient Global Holdings 144A	3.50	8-15-2024	515,000	510,796
Allison Transmission Incorporated 144A	4.75	10-1-2027	225,000	223,313
Allison Transmission Incorporated 144A	5.00	10-1-2024	150,000	149,625
Allison Transmission Incorporated 144A	5.88	6-1-2029	25,000	26,000
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	200,000	206,250
				1,115,984

Automobiles : 0.37%
Ford Motor Company	4.75	1-15-2043	160,000	126,048
Ford Motor Company	7.45	7-16-2031	80,000	84,200
Ford Motor Company	9.00	4-22-2025	260,000	281,125
Ford Motor Company	9.63	4-22-2030	25,000	29,608
				520,981

Diversified Consumer Services : 0.20%
Carriage Services Incorporated 144A	6.63	6-1-2026	275,000	289,094

Hotels, Restaurants & Leisure : 1.05%
GLP Capital LP	4.00	1-15-2031	1,000,000	988,090
KFC Holding Company 144A	5.00	6-1-2024	250,000	254,688
Royal Caribbean Cruises	4.25	6-15-2023	250,000	232,500
Yum! Brands Incorporated 144A	7.75	4-1-2025	25,000	26,969
				1,502,247

Multiline Retail : 0.06%
Kohl’s Corporation	9.50	5-15-2025	75,000	85,507

Specialty Retail : 0.59%
Asbury Automotive Group Incorporated 144A	4.50	3-1-2028	19,000	18,430
Asbury Automotive Group Incorporated 144A	4.75	3-1-2030	107,000	104,325
Group 1 Automotive Incorporated	5.00	6-1-2022	50,000	49,689
Lithia Motors Incorporated 144A	4.63	12-15-2027	200,000	198,000
Penske Auto Group Incorporated	3.75	8-15-2020	70,000	69,979
Penske Auto Group Incorporated	5.38	12-1-2024	150,000	149,625
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	50,000
Sonic Automotive Incorporated	6.13	3-15-2027	200,000	198,000
				838,048

Textiles, Apparel & Luxury Goods : 0.16%
Levi Strauss & Company	5.00	5-1-2025	200,000	200,752
The William Carter Company 144A	5.50	5-15-2025	25,000	25,781
				226,533

Consumer Staples : 1.17%
Beverages : 0.60%
Keurig Dr Pepper Incorporated	3.80	5-1-2050	750,000	855,573

2

Wells Fargo Income Plus Fund (formerly, Wells Fargo Strategic Income Fund)	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing : 0.35%
Walgreens Boots Alliance	4.10%	4-15-2050	$500,000	$504,025

Food Products : 0.22%
Kraft Heinz Foods Company 144A	4.88	10-1-2049	305,000	310,471

Energy : 5.75%
Energy Equipment & Services : 0.46%
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	125,000	14,239
Era Group Incorporated	7.75	12-15-2022	125,000	115,000
Hilcorp Energy Company 144A	5.75	10-1-2025	175,000	148,750
NGPL PipeCo LLC 144A	7.77	12-15-2037	25,000	30,505
Oceaneering International Incorporated	6.00	2-1-2028	150,000	105,000
USA Compression Partners LP	6.88	4-1-2026	250,000	241,563
				655,057

Oil, Gas & Consumable Fuels : 5.29%
Antero Midstream Partners LP 144A	5.75	1-15-2028	300,000	237,000
Apache Corporation	4.75	4-15-2043	100,000	80,484
Archrock Partners LP 144A	6.25	4-1-2028	25,000	22,883
Archrock Partners LP 144A	6.88	4-1-2027	300,000	282,600
Baker Hughes Holdings LLC	4.49	5-1-2030	750,000	863,221
Buckeye Partners LP	5.85	11-15-2043	100,000	86,780
Callon Petroleum Company	8.25	7-15-2025	278,000	97,300
Callon Petroleum Company	6.13	10-1-2024	75,000	25,500
Cheniere Energy Partners LP	4.88	5-28-2021	375,000	363,268
Cheniere Energy Partners LP	5.25	10-1-2025	100,000	99,670
Cheniere Energy Partners LP	5.63	10-1-2026	200,000	198,038
Denbury Resources Incorporated 144A	9.00	5-15-2021	125,000	48,438
Denbury Resources Incorporated 144A	9.25	3-31-2022	275,000	110,000
EnLink Midstream Partners LP	4.40	4-1-2024	25,000	20,763
EnLink Midstream Partners LP	5.05	4-1-2045	175,000	108,990
EnLink Midstream Partners LP	5.45	6-1-2047	362,000	224,368
EnLink Midstream Partners LP	5.60	4-1-2044	75,000	45,750
Enviva Partners LP 144A	6.50	1-15-2026	525,000	546,000
EQM Midstream Partners LP 144A	6.50	7-1-2027	25,000	25,608
EQT Corporation	1.75	5-1-2026	750,000	775,753
Murphy Oil Corporation	5.75	8-15-2025	155,000	139,968
Murphy Oil Corporation	5.88	12-1-2027	200,000	176,000
Occidental Petroleum Corporation	4.63	6-15-2045	200,000	140,000
Occidental Petroleum Corporation	6.20	3-15-2040	50,000	41,875
Occidental Petroleum Corporation	6.45	9-15-2036	500,000	427,955
Occidental Petroleum Corporation	6.60	3-15-2046	25,000	21,762
ONEOK Incorporated	7.15	1-15-2051	500,000	607,197
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	25,000	23,258
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	375,000	355,350
Southwestern Energy Company	7.75	10-1-2027	225,000	195,750
Sunoco Logistics Partner LP	5.40	10-1-2047	750,000	737,765
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	225,000	203,191
Ultra Resources Incorporated 144A	7.13	4-15-2025	75,000	188
Western Midstream Operating LP	4.05	2-1-2030	50,000	48,122
Western Midstream Operating LP	5.25	2-1-2050	25,000	21,663
Western Midstream Operating LP	5.30	3-1-2048	175,000	141,969
				7,544,427

Financials : 6.29%
Banks : 1.37%
Bank of America Corporation (3 Month LIBOR +4.55%) ±	6.30	12-29-2049	265,000	294,076
JPMorgan Chase & Company (U.S. SOFR +3.13%) ±(s)	4.60	2-1-2025	500,000	445,800
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	350,000	340,375
JPMorgan Chase & Company (3 Month LIBOR +3.30%) ±	6.00	12-31-2049	100,000	100,750
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	250,000	253,625
Truist Financial Corporation (5 Year Treasury Constant Maturity +4.61%) ±(s)	4.95	09-01-2025	500,000	511,250
				1,945,876

3

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Income Plus Fund (formerly, Wells Fargo Strategic Income Fund)

	Interest rate	Maturity date	Principal	Value
Capital Markets : 1.12%
Bank of NY Mellon Corporation (5 Year Treasury Constant Maturity +4.36%) ±(s)	4.70%	09-20-2025	$185,000	$192,400
Charles Schwab Corporation (5 Year Treasury Constant Maturity +4.97%) ±(s)	5.38	06-01-2025	750,000	801,240
International Finance Corporation	6.30	11-25-2024	45,000,000	607,410
				1,601,050

Consumer Finance : 1.32%
FirstCash Incorporated 144A	5.38	6-1-2024	175,000	175,875
Ford Motor Credit Company LLC	4.39	1-8-2026	175,000	165,922
Ford Motor Credit Company LLC	5.11	5-3-2029	275,000	268,230
Ford Motor Credit Company LLC	5.13	6-16-2025	25,000	25,057
General Motors Financial Company Incorporated	5.65	1-17-2029	170,000	189,379
Harley Davidson Financial Services Company 144A	3.35	6-8-2025	750,000	766,468
Springleaf Finance Corporation	5.38	11-15-2029	50,000	47,000
Springleaf Finance Corporation	6.63	1-15-2028	225,000	222,750
Springleaf Finance Corporation	7.13	3-15-2026	25,000	25,875
				1,886,556

Diversified Financial Services : 0.32%
Ladder Capital Securities LLC 144A	5.25	10-1-2025	150,000	129,407
LPL Holdings Incorporated 144A	4.63	11-15-2027	125,000	123,438
LPL Holdings Incorporated 144A	5.75	9-15-2025	200,000	202,500
				455,345

Insurance : 2.13%
AmWINS Group Incorporated 144A	7.75	7-1-2026	145,000	152,250
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	254,334
HUB International Limited 144A	7.00	5-1-2026	75,000	75,000
Lincoln National Corporation	7.00	6-15-2040	855,000	1,220,921
Markel Corporation (5 Year Treasury Constant Maturity +5.66%) ±(s)	6.00	06-01-2025	1,000,000	1,017,500
MetLife Incorporated	6.40	12-15-2066	200,000	236,066
USI Incorporated 144A	6.88	5-1-2025	75,000	75,656
				3,031,727

Thrifts & Mortgage Finance : 0.03%
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	25,000	23,750
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	25,000	20,000
				43,750

Health Care : 2.13%
Health Care Equipment & Supplies : 0.16%
Hill-Rom Holdings Incorporated 144A	4.38	9-15-2027	75,000	76,781
Hologic Incorporated 144A	4.38	10-15-2025	150,000	151,469
				228,250

Health Care Providers & Services : 1.64%
Community Health Systems Incorporated 144A	6.63	2-15-2025	250,000	235,000
Encompass Health Corporation	4.50	2-1-2028	75,000	71,934
Highmark Incorporated 144A	6.13	5-15-2041	850,000	1,131,618
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	125,000	116,250
MPT Operating Partnership LP	4.63	8-1-2029	250,000	251,250
Select Medical Corporation 144A	6.25	8-15-2026	125,000	126,369

4

Wells Fargo Income Plus Fund (formerly, Wells Fargo Strategic Income Fund)	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corporation 144A	4.63%	6-15-2028	$25,000	$24,492
Tenet Healthcare Corporation	5.13	5-1-2025	125,000	120,651
Tenet Healthcare Corporation	7.00	8-1-2025	100,000	98,009
Tenet Healthcare Corporation 144A	7.50	4-1-2025	50,000	53,125
Vizient Incorporated 144A	6.25	5-15-2027	105,000	109,988
				2,338,686

Health Care Technology : 0.33%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	275,000	271,563
IQVIA Incorporated 144A	5.00	5-15-2027	200,000	204,588
				476,151

Industrials : 3.16%
Aerospace & Defense : 0.94%
Boeing Company	5.15	5-1-2030	1,000,000	1,115,685
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	150,000	150,750
Signature Aviation US Holdings Incorporated 144A	4.00	3-1-2028	50,000	45,188
Signature Aviation US Holdings Incorporated 144A	5.38	5-1-2026	34,000	34,024
				1,345,647

Airlines : 0.84%
Alaska Airlines 144A%%	4.80	2-15-2029	185,000	187,313
Delta Air Lines Incorporated	2.00	12-10-2029	800,000	762,486
Mileage Plus Holdings LLC 144A%%	6.50	6-20-2027	250,000	250,625
				1,200,424

Commercial Services & Supplies : 0.55%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	50,000	51,875
Covanta Holding Corporation	5.88	3-1-2024	75,000	75,656
Covanta Holding Corporation	6.00	1-1-2027	175,000	177,205
IAA Spinco Incorporated 144A	5.50	6-15-2027	200,000	206,756
KAR Auction Services Incorporated 144A	5.13	6-1-2025	275,000	270,875
				782,367

Industrial Conglomerates : 0.35%
General Electric Company	4.35	5-1-2050	500,000	495,521

Machinery : 0.19%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	150,000	156,750
Trimas Corporation 144A	4.88	10-15-2025	110,000	110,242
				266,992

Trading Companies & Distributors : 0.19%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	299,000	269,163

Transportation Infrastructure : 0.10%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	200,000	143,980

Information Technology : 1.72%
Communications Equipment : 0.70%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	50,000	48,285
CommScope Technologies Finance LLC 144A	8.25	3-1-2027	100,000	102,770
Motorola Solutions Incorporated	5.50	9-1-2044	750,000	842,081
				993,136

5

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Income Plus Fund (formerly, Wells Fargo Strategic Income Fund)

	Interest rate	Maturity date	Principal	Value
IT Services : 0.44%
Cardtronics Incorporated 144A	5.50%	5-1-2025	$300,000	$291,000
Gartner Incorporated 144A	5.13	4-1-2025	325,000	332,816
				623,816

Software : 0.37%
Fair Isaac Corporation 144A	4.00	6-15-2028	150,000	150,375
Fair Isaac Corporation 144A	5.25	5-15-2026	50,000	54,500
NortonLifeLock Incorporated 144A	5.00	4-15-2025	150,000	152,250
SS&C Technologies Incorporated 144A	5.50	9-30-2027	175,000	178,218
				535,343

Technology Hardware, Storage & Peripherals : 0.21%
NCR Corporation 144A	5.75	9-1-2027	150,000	150,000
NCR Corporation	5.00	7-15-2022	50,000	49,938
NCR Corporation	6.38	12-15-2023	100,000	101,625
				301,563

Materials : 0.78%
Chemicals : 0.19%
Valvoline Incorporated 144A	4.25	2-15-2030	250,000	246,250
Valvoline Incorporated 144A	4.38	8-15-2025	25,000	25,125
				271,375

Containers & Packaging : 0.38%
Berry Global Incorporated 144A	4.88	7-15-2026	50,000	50,750
Crown Americas Capital Corporation VI	4.75	2-1-2026	200,000	203,806
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	100,000	96,500
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	200,000	194,000
				545,056

Metals & Mining : 0.19%
Freeport-McMoRan Incorporated	4.13	3-1-2028	100,000	97,000
Novelis Corporation 144A	5.88	9-30-2026	175,000	174,587
				271,587

Paper & Forest Products : 0.02%
Clearwater Paper Corporation 144A	5.38	2-1-2025	25,000	25,188

Real Estate : 0.68%
Equity REITs : 0.68%
CoreCivic Incorporated	4.63	5-1-2023	225,000	216,000
SBA Communications Corporation 144A	3.88	2-15-2027	300,000	298,500
Service Properties Trust Company	3.95	1-15-2028	50,000	40,255
Service Properties Trust Company	4.38	2-15-2030	50,000	40,185
Service Properties Trust Company	4.75	10-1-2026	25,000	22,118
Service Properties Trust Company	4.95	2-15-2027	75,000	65,811
Service Properties Trust Company	5.25	2-15-2026	50,000	45,235
Service Properties Trust Company	7.50	9-15-2025	10,000	10,497
The Geo Group Incorporated	5.13	4-1-2023	225,000	194,625
The Geo Group Incorporated	5.88	10-15-2024	50,000	39,285
				972,511

Utilities : 1.36%
Electric Utilities : 0.55%
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	275,000	287,466
Oglethorpe Power Corporation	4.25	4-1-2046	400,000	444,827
PG&E Corporation	5.00	7-1-2028	25,000	24,906
PG&E Corporation	5.25	7-1-2030	25,000	25,125
				782,324

6

Wells Fargo Income Plus Fund (formerly, Wells Fargo Strategic Income Fund)	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal		Value
Independent Power & Renewable Electricity Producers : 0.81%
NSG Holdings LLC 144A	7.75%	12-15-2025		$68,847	$69,536
Pattern Energy Group Incorporated 144A	5.88	2-1-2024		600,000	603,000
TerraForm Power Operating LLC 144A	4.25	1-31-2023		100,000	100,500
TerraForm Power Operating LLC 144A	4.75	1-15-2030		100,000	101,500
TerraForm Power Operating LLC 144A	5.00	1-31-2028		275,000	287,375
					1,161,911

Total Corporate Bonds and Notes (Cost $42,326,693)					43,591,279

			Shares
Exchange-Traded Funds : 6.23%
SPDR Bloomberg Barclays High Yield Bond ETF				13,708	1,386,701
VanEck Vectors JPMorgan Emerging Markets Local Currency Bond ETF				89,600	2,754,304
Xtrackers USD High Yield Corporate Bond ETF				101,500	4,745,125
Total Exchange-Traded Funds (Cost $8,493,337)					8,886,130

			Principal
Foreign Corporate Bonds and Notes : 8.60%
Communication Services : 0.59%
Media : 0.59%
Tele Columbus AG 144A	3.88	5-2-2025	EUR	510,000	532,876
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	300,000	316,827
					849,703

Consumer Discretionary : 1.45%
Auto Components : 0.45%
HP Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	800,000	638,148

Automobiles : 0.39%
Peugeot SA Company	2.00	3-20-2025	EUR	500,000	561,660

Diversified Consumer Services : 0.31%
Intertrust Group BV 144A	3.38	11-15-2025	EUR	400,000	446,470

Hotels, Restaurants & Leisure : 0.30%
Accor SA	1.25	1-25-2024	EUR	400,000	429,515

Consumer Staples : 1.52%
Food & Staples Retailing : 0.51%
Casino Guichard Perracho SA	3.58	2-7-2025	EUR	400,000	380,102
Tasty Bondco 1 SA 144A	6.25	5-15-2026	EUR	400,000	341,481
					721,583

Food Products : 0.69%
Danone SA (s)	1.75	3-27-2023	EUR	400,000	445,652
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	500,000	545,987
					991,639

Household Products : 0.32%
Energizer Gamma Acquisition BV 144A	4.63	7-15-2026	EUR	400,000	457,824

7

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Income Plus Fund (formerly, Wells Fargo Strategic Income Fund)

	Interest rate	Maturity date	Principal		Value
Energy : 0.73%
Oil, Gas & Consumable Fuels : 0.73%
Eni SpA	1.13%	9-19-2028	EUR	800,000	$924,252
Total SA	3.88	12-29-2049	EUR	100,000	115,720
					1,039,972

Financials : 2.31%
Banks : 1.29%
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	253,131
Bankia SA (s)	6.00	7-18-2022	EUR	600,000	617,985
Caixa Geral de Depositos SA	5.75	6-28-2028	EUR	400,000	476,364
Caixa Geral de Depositos SA (s)	10.75	7-18-2022	EUR	400,000	489,846
					1,837,326

Diversified Financial Services : 0.72%
JAB Holdings BV	1.75	6-25-2026	EUR	400,000	462,434
LKQ European Holdings BV Company 144A	3.63	4-1-2026	EUR	500,000	569,895
					1,032,329

Thrifts & Mortgage Finance : 0.30%
Deutsche Pfandbriefbank AG	2.88	6-28-2027	EUR	400,000	429,061

Industrials : 0.93%
Commercial Services & Supplies : 0.63%
Paprec Holding SA 144A	4.00	3-31-2025	EUR	450,000	453,501
Prosegur Cash SA	1.38	2-4-2026	EUR	400,000	439,371
					892,872

Road & Rail : 0.30%
Europcar Groupe SA 144A	4.13	11-15-2024	EUR	500,000	427,941

Real Estate : 0.75%
Equity REITs : 0.27%
Unibail Rodamco SE (s)	2.13	7-25-2023	EUR	400,000	390,978

Real Estate Management & Development : 0.48%
Akelius Residential Property AB	3.88	10-5-2078	EUR	500,000	562,452
ATF Netherlands BV	1.50	7-15-2024	EUR	100,000	114,088
					676,540

Utilities : 0.32%
Multi-Utilities : 0.32%
EP Infrastructure AS	1.66	4-26-2024	EUR	400,000	450,577

Total Foreign Corporate Bonds and Notes (Cost $12,940,270)					12,274,138

Foreign Government Bonds : 4.23%
Brazil	10.00	1-1-2023	BRL	2,765,000	577,551
Colombia	7.00	5-4-2022	COP	2,000,000,000	568,662
Dominican Republic 144A	4.50	1-30-2030	DOP	200,000	180,900
Indonesia	6.50	6-15-2025	IDR	13,500,000,000	941,834
Malaysia	3.96	9-15-2025	MYR	2,300,000	574,914
Mexico	6.50	6-9-2022	MXN	13,260,000	596,422
Mexico	6.50	6-9-2022	MXN	7,600,000	341,840
Republic of South Africa	6.75	3-31-2021	ZAR	5,500,000	324,120
Republic of South Africa	8.75	2-28-2048	ZAR	9,100,000	412,876
Romania	3.40	3-8-2022	RON	1,500,000	348,474
Russia	6.50	2-28-2024	RUB	35,000,000	516,515

8

Wells Fargo Income Plus Fund (formerly, Wells Fargo Strategic Income Fund)	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign Government Bonds (continued)
Russia	7.00%	12-15-2021	RUB	45,000,000	$654,821
Total Foreign Government Bonds (Cost $6,543,994)					6,038,929

			Shares
Investment Companies : 0.71%
Invesco Taxable Municipal Bond				30,600	1,007,046

Total Investment Companies (Cost $1,003,071)					1,007,046

			Principal
Loans : 2.31%
Communication Services : 0.70%
Media : 0.70%
Ancestry.com Incorporated (1 Month LIBOR +4.25%) ±	5.25	8-27-2026		$356,578	337,412
Charter Communications Operating LLC (1 Month LIBOR +1.75%) ±	1.93	4-30-2025		491,184	472,489
Gray Television Incorporated (1 Month LIBOR +2.50%) ±	2.67	1-2-2026		84,964	82,054
Mission Broadcasting Incorporated (1 Month LIBOR +2.25%) ±	2.42	1-17-2024		21,274	20,184
Nexstar Broadcasting Incorporated (1 Month LIBOR +2.25%) ±	2.43	1-17-2024		82,697	78,459
					990,598

Consumer Discretionary : 0.36%
Distributors : 0.20%
Spin Holdco Incorporated (3 Month LIBOR +3.25%) ±	4.25	11-14-2022		297,173	283,753

Hotels, Restaurants & Leisure : 0.16%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	3.00	8-8-2021		235,807	228,321

Financials : 0.39%
Capital Markets : 0.26%
Nexus Buyer LLC (1 Month LIBOR +3.75%) ±	3.93	11-9-2026		199,500	195,011
VFH Parent LLC (1 Month LIBOR +3.00%) ±	3.19	3-1-2026		180,027	175,152
					370,163

Diversified Financial Services : 0.10%
Intelsat Jackson Holdings SA (PRIME +4.75%) ±	8.00	11-27-2023		140,332	139,368

Insurance : 0.03%
HUB International Limited (3 Month LIBOR +4.00%) ±	5.00	4-25-2025		24,875	24,402
USI Incorporated (3 Month LIBOR +4.00%) ±	4.31	12-2-2026		24,875	24,108
					48,510

Health Care : 0.19%
Pharmaceuticals : 0.19%
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.00%) ±	3.19	6-2-2025		279,336	271,062

Industrials : 0.11%
Commercial Services & Supplies : 0.01%
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±	2.50	9-19-2026		22,600	21,385

Machinery : 0.10%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	3.50	1-31-2024		147,370	141,475

9

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Income Plus Fund (formerly, Wells Fargo Strategic Income Fund)

	Interest rate	Maturity date	Principal	Value
Information Technology : 0.43%
Electronic Equipment, Instruments & Components : 0.40%
Dell International LLC (1 Month LIBOR +2.00%) ±	2.75%	9-19-2025	$578,814	$563,105

Software : 0.03%
Emerald Topco Incorporated (3 Month LIBOR +3.50%) ±	4.26	7-24-2026	49,625	48,012

Materials : 0.13%
Containers & Packaging : 0.13%
RING Container Technologies (1 Month LIBOR +2.75%) ±‡	2.93	10-31-2024	198,975	188,529

Total Loans (Cost $3,413,091)				3,294,281

Municipal Obligations : 0.32%
Illinois : 0.09%
GO Revenue : 0.09%
Chicago IL Refunding Bonds Taxable Project Series E	6.05	1-1-2029	125,000	126,113

Kansas : 0.09%
Health Revenue : 0.09%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00	11-15-2025	130,000	125,720

Maryland : 0.07%
Education Revenue : 0.07%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	100,000	99,942

Pennsylvania : 0.07%
Health Revenue : 0.07%
Quakertown PA General Authority USDA Loan Anticipation Notes Series 2017-B	3.80	7-1-2021	100,000	99,696

Total Municipal Obligations (Cost $442,689)				451,471

Non-Agency Mortgage-Backed Securities : 21.34%
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	700,000	685,838
ALM Loan Funding Series 2016-18A Class A2R (3 Month LIBOR +1.65%) 144A±	2.87	1-15-2028	600,000	588,278
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	420,947	420,038
Arroyo Mortgage Trust Series 2019-2 Class A2 144A±±	3.50	4-25-2049	1,132,316	1,161,619
Avant Loans Funding Trust Series 2019-A Class A 144A	3.48	7-15-2022	169,400	169,659
BB-UBS Trust Series 2012-TFT Class C 144A±±	3.58	6-5-2030	150,000	121,573
BCC Funding Corporation Series 2019-1A Class D 144A	3.94	7-20-2027	1,300,000	1,311,897
BlueMountain CLO Limited Series 2015-3A Class A1R (3 Month LIBOR +1.00%) 144A±	2.14	4-20-2031	700,000	678,806
BX Trust Series 2019-11 Class D 144A±±	4.08	12-9-2041	500,000	461,829
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	435,129
CIFC Funding Limited Series 2018-1A Class B (3 Month LIBOR +1.40%) 144A±	2.54	4-18-2031	1,000,000	952,876
CLI Funding LLC Series 2019-1A Class A 144A	3.71	5-18-2044	1,339,466	1,342,423
CLI Funding LLC Series 2019-1A Class B 144A	4.64	5-18-2044	535,793	518,752
CommonBond Student Loan Trust Series 2018-CGS Class C 144A	4.35	2-25-2046	296,123	301,275
Consumer Lending Receivables LLC Series 2019-A Class A 144A	3.52	4-15-2026	356,502	356,551
Consumer Loan Underlying Bond Credit Trust Series 2018-P2 Class B 144A	4.10	10-15-2025	500,000	490,801

10

Wells Fargo Income Plus Fund (formerly, Wells Fargo Strategic Income Fund)	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Consumer Loan Underlying Bond Credit Trust Series 2018-P3 Class A 144A	3.82%	1-15-2026	$266,742	$268,436
Deephaven Residential Mortgage Trust Series 2019-1A Class A2 144A±±	3.90	1-25-2059	698,471	701,566
Deephaven Residential Mortgage Trust Series 2019-3A Class B1 144A±±	4.26	7-25-2059	500,000	458,772
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	348,250	355,960
Ellington Financial Mortgage Trust Series 2019-1 Class M1 144A±±	3.59	6-25-2059	1,500,000	1,419,610
Foundation Finance Trust Series 2019-1A Class A 144A	3.86	11-15-2034	621,263	627,007
FREMF Mortgage Trust Series 2017-K724 Class B 144A±±	3.60	11-25-2023	400,000	418,308
GS Mortgage Security Trust Series 2014-GC22 Class AS	4.11	6-10-2047	1,450,000	1,552,081
GS Mortgage Security Trust Series 2018-LUAU Class B (1 Month LIBOR +1.40%) 144A±	1.58	11-15-2032	1,600,000	1,471,830
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	1,568,304	1,586,025
Marlette Funding Trust Series 2018-3A Class A 144A	3.20	9-15-2028	11,784	11,777
Marlette Funding Trust Series 2018-4A Class B 144A	4.21	12-15-2028	1,100,000	1,107,230
Marlette Funding Trust Series 2019-1A Class A 144A	3.44	4-16-2029	409,876	413,696
MP CLO VIII Limited Series 2015-2A Class AR (3 Month LIBOR +0.91%) 144A±	1.80	10-28-2027	563,797	553,609
Navistar Financial Dealer Note Series 2018-1 Class D (1 Month LIBOR +1.55%) 144A±	1.73	9-25-2023	600,000	594,764
Onemain Financial Issuance Trust Series 2019-1A Class D 144A	4.22	2-14-2031	1,100,000	1,042,463
Oxford Finance Funding Trust Series 2019-1A Class A2 144A	4.46	2-15-2027	800,000	821,127
Store Master Funding LLC Series 2014-1A Class A2 144A	5.00	4-20-2044	96,958	97,787
Store Master Funding LLC Series 2015-1A Class A1 144A	3.75	4-20-2045	1,344,350	1,326,470
Taco Bell Funding LLC Series 2018-1A Class A21 144A	4.32	11-25-2048	985,000	1,005,961
Textainer Marine Containers Limited Series 2017-1A Class B 144A	4.85	5-20-2042	121,662	116,993
Textainer Marine Containers Limited Series 2017-2A Class B 144A	4.75	6-20-2042	75,570	73,885
Venture CDO Limited Series 2016-23A Class AR (3 Month LIBOR +1.07%) 144A±	2.21	7-19-2028	700,000	687,110
Venture CDO Limited Series 2017-28A Class A2 (3 Month LIBOR +1.11%) 144A±	2.25	7-20-2030	1,180,000	1,143,117
Verus Securitization Trust Series 2019-3 Class A2 144A	2.94	7-25-2059	1,475,878	1,468,745
Visio Trust Series 2019-1 Class A1 144A±±	3.57	6-25-2054	1,107,556	1,122,017
Total Non-Agency Mortgage-Backed Securities (Cost $30,782,468)				30,443,690

		Expiration date	Shares
Rights : 0.00%
Utilities : 0.00%
Independent Power & Renewable Electricity Producers : 0.00%
Vistra Energy Corporation †		12-31-2046	6,516	4,561

Total Rights (Cost $6,757)				4,561

		Maturity date	Principal
U.S. Treasury Securities : 3.89%
U.S. Treasury Bond	2.25	8-15-2049	$440,000	528,894
U.S. Treasury Note	0.38	3-31-2022	5,000,000	5,017,969
Total U.S. Treasury Securities (Cost $5,461,548)				5,546,863

Yankee Corporate Bonds and Notes : 5.72%
Communication Services : 0.14%
Diversified Telecommunication Services : 0.14%
Intelsat Luxembourg SA	8.13	6-1-2023	50,000	2,750

11

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Income Plus Fund (formerly, Wells Fargo Strategic Income Fund)

	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Telesat Canada Incorporated 144A	6.50%	10-15-2027	$200,000	$197,000
				199,750

Energy : 0.61%
Energy Equipment & Services : 0.01%
Valaris plc	5.75	10-1-2044	175,000	13,125

Oil, Gas & Consumable Fuels : 0.60%
Baytex Energy Corporation 144A	5.63	6-1-2024	425,000	259,250

BP Capital Markets plc (5 Year Treasury Constant Maturity +4.40%) ±(s)	4.88	03-22-2030	325,000	335,563
Comision Federal de Electricidad 144A	4.75	2-23-2027	250,000	262,500
				857,313

Financials : 4.17%
Banks : 2.80%
ABN AMRO Bank NV 144A	4.75	7-28-2025	200,000	220,416
Banco Internacional del Peru 144A	3.25	10-4-2026	525,000	529,594
Deutsche Bank AG	4.88	12-1-2032	500,000	464,495
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	635,000	672,978
Itau Unibanco Holding SA 144A	3.25	1-24-2025	800,000	787,000
Royal Bank Scotland Group plc (5 Year Treasury Constant Maturity +5.63%) ±(s)	6.00	12-29-2025	700,000	709,100
Unicredit SpA (5 Year Treasury Constant Maturity +4.75%) 144A±	5.46	6-30-2035	600,000	604,747
				3,988,330

Diversified Financial Services : 0.10%
Intelsat Jackson Holdings SA	5.50	8-1-2023	260,000	148,122

Insurance : 1.08%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	810,000	847,674
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	400,000	448,000
Validus Holdings Limited	8.88	1-26-2040	160,000	247,656
				1,543,330

Thrifts & Mortgage Finance : 0.19%
Nationwide Building Society 144A	4.13	10-18-2032	250,000	270,581

Health Care : 0.64%
Pharmaceuticals : 0.64%
Bausch Health Companies Incorporated 144A	5.00	1-30-2028	25,000	23,537
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	100,000	94,875
Bausch Health Companies Incorporated 144A	5.50	3-1-2023	8,000	7,952
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	50,000	51,103
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	225,000	228,211
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	125,000	125,625
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	25,000	25,938
Teva Pharmaceutical Finance Netherlands III BV	4.10	10-1-2046	175,000	147,000
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	200,000	211,376
				915,617

Industrials : 0.14%
Commercial Services & Supplies : 0.14%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	200,000	205,750

12

Wells Fargo Income Plus Fund (formerly, Wells Fargo Strategic Income Fund)	Portfolio of investments — June 30, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Materials : 0.02%
Containers & Packaging : 0.02%
Ardagh Packaging Finance plc 144A		5.25%	4-30-2025	$25,000	$25,656

Total Yankee Corporate Bonds and Notes (Cost $8,195,152)					8,167,574

Yankee Government Bonds : 1.98%
Commonwealth of Bahamas		6.00	11-21-2028	200,000	175,000
Mongolia Government		5.63	5-1-2023	200,000	199,750
Province of Santa Fe		7.00	3-23-2023	350,000	226,625
Provincia de Cordoba 144A		7.13	6-10-2021	250,000	154,378
Provincia de Cordoba 144A		7.13	8-1-2027	550,000	313,506
Republic of Angola		9.50	11-12-2025	400,000	358,477
Republic of Rwanda		6.63	5-2-2023	200,000	197,134
Republic of Sri Lanka		5.75	1-18-2022	200,000	157,999
Saudi Arabia 144A		4.50	4-22-2060	200,000	229,950
United Mexican States		5.00	4-27-2051	750,000	808,125
Total Yankee Government Bonds (Cost $3,234,627)					2,820,944

		Yield		Shares
Short-Term Investments : 4.31%
Investment Companies : 4.31%
Wells Fargo Government Money Market Fund Select Class (l)(u)##*		0.11		6,144,128	6,144,128

Total Short-Term Investments (Cost $6,144,128)					6,144,128

Total investments in securities (Cost $139,332,273)	97.30%				138,807,484
Other assets and liabilities, net	2.70				3,853,603

Total net assets	100.00%				$142,661,087

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(s)	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
‡	Security is valued using significant unobservable inputs.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.
*	A portion of the holding represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated entity.

Abbreviations:
BRL	Brazilian real
CAD	Canadian dollar
COP	Colombian peso
DOP	Dominican peso
EUR	Euro
FNMA	Federal National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDR	Indonesian rupiah
INR	Indian Rupee

13

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Income Plus Fund (formerly, Wells Fargo Strategic Income Fund)

LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
RON	Romanian lei
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
ZAR	South African rand

14

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Canadian Treasury Bonds	161	9-21-2020	$18,185,007	$18,241,765	$56,758	$0
10-Year Ultra Futures	57	9-21-2020	8,926,837	8,976,609	49,772	0
Long Term Bonds	20	9-21-2020	3,548,785	3,571,250	22,465	0
5-Year U.S. Treasury Notes	9	9-30-2020	1,123,819	1,131,680	7,861	0
Short
Euro-BOBL Futures	(83)	9-8-2020	(12,536,462)	(12,586,948)	0	(50,486)
Euro-Bund Futures	(148)	9-8-2020	(29,086,766)	(29,351,381)	0	(264,615)
10-Year U.S. Treasury Notes	(105)	9-21-2020	(14,557,960)	(14,613,047)	0	(55,087)
U.S. Ultra Bond	(24)	9-21-2020	(5,217,561)	(5,235,750)	0	(18,189)

					$136,856	$(388,377)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
760,000 EUR	861,188 USD	State Street Bank	7-9-2020	$0	$(7,207)
92,500,000 JPY	862,093 USD	State Street Bank	7-20-2020	0	(5,229)
679,898 USD	12,795,000 ZAR	State Street Bank	8-11-2020	0	(54,278)
521,996 USD	7,950,000,000 IDR	State Street Bank	8-19-2020	0	(31,554)
922,129 USD	21,410,000 MXN	State Street Bank	8-26-2020	0	(2,610)
525,291 USD	37,500,000 RUB	State Street Bank	9-1-2020	2,013	0
200,000,000 COP	52,819 USD	State Street Bank	9-2-2020	119	0
630,196 USD	2,350,000,000 COP	State Street Bank	9-2-2020	8,174	0
644,148 USD	3,385,000 BRL	State Street Bank	9-24-2020	23,868	0
11,469,855 USD	10,142,000 EUR	Citibank	9-30-2020	52,617	0

				$86,791	$(100,878)

Centrally Cleared Credit Default Swaps

Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount	Value	Premiums paid	Unrealized gains	Unrealized losses
Sell protection
Markit CDX North American High Yield Index	5.00%	Quarterly	12-20-2024	8,280,000 USD	$(49,607)	$7,011	$0	$(56,618)
Markit iTraxx Europe Subordinated Financial Index	1.00%	Quarterly	6-20-2025	4,000,000 EUR	(143,871)	(243,136)	99,265	0
Markit iTraxx Europe Crossover Index	5.00%	Quarterly	6-20-2025	3,000,000 EUR	174,048	(40,354)	214,402	0

							$313,667	$(56,618)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	$1,264,965	$23,201,219	$(24,466,198)	$14	$0	$8,613	#	$0
Wells Fargo Government Money Market Fund Select Class	5,727,766	90,498,190	(90,081,828)	0	0	0		6,144,128

				$14	$0	$8,613		$6,144,128	4.31%

*	No longer held at the end of the period
#	Amount shown represents income before fees and expenses.

Wells Fargo Income Plus Fund (formerly, Strategic Income Fund) (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of June 30, 2020, the Fund had no unfunded loan commitments.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates and is subject to interest rate risk and/or foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$999,590	$0	$999,590
Asset-backed securities	0	9,136,860	0	9,136,860
Corporate bonds and notes	0	43,591,279	0	43,591,279
Exchange-traded funds	8,886,130	0	0	8,886,130
Foreign corporate bonds and notes	0	12,274,138	0	12,274,138
Foreign government bonds	0	6,038,929	0	6,038,929
Investment companies	1,007,046	0	0	1,007,046
Loans	0	2,964,277	330,004	3,294,281
Municipal obligations	0	451,471	0	451,471
Non-agency mortgage-backed securities	0	30,443,690	0	30,443,690
Rights
Utilities	0	4,561	0	4,561
U.S. Treasury securities	5,546,863	0	0	5,546,863
Yankee corporate bonds and notes	0	8,167,574	0	8,167,574
Yankee government bonds	0	2,820,944	0	2,820,944
Short-term investments
Investment companies	6,144,128	0	0	6,144,128

	21,584,167	116,893,313	330,004	138,807,484
Futures contracts	136,856	0	0	136,856
Forward foreign currency contracts	0	86,791	0	86,791
Credit default swap contracts	0	313,667	0	313,667

Total assets	$21,721,023	$117,293,771	$330,004	$139,344,798

Liabilities

Futures contracts	$388,377	$0	$0	$388,377
Forward foreign currency contracts	0	100,878	0	100,878
Credit default swap contracts	0	56,618	0	56,618

Total liabilities	$388,377	$157,496	$0	$545,873

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts, forward foreign currency contracts and centrally cleared swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of June 30, 2020, the Fund had segregated $1,720,816 as cash collateral for these open futures.

For the nine months ended June 30, 2020, the Fund had no material transfers into/out of Level 3.

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$31,223	$38,614

Total Agency Securities (Cost $31,223)				38,614

			Shares
Common Stocks : 60.15%
Communication Services : 6.52%
Diversified Telecommunication Services : 1.06%
AT&T Incorporated			233,738	7,065,900
CenturyLink Incorporated			32,512	326,095
Verizon Communications Incorporated			135,979	7,496,522
				14,888,517

Entertainment : 1.22%
Activision Blizzard Incorporated			25,060	1,902,054
Electronic Arts Incorporated †			9,390	1,239,950
Live Nation Entertainment Incorporated †			4,661	206,622
Netflix Incorporated †			14,457	6,578,513
Take-Two Interactive Software Incorporated †			3,692	515,292
The Walt Disney Company			59,398	6,623,471
				17,065,902

Interactive Media & Services : 3.34%
Alphabet Incorporated Class A †			9,885	14,017,424
Alphabet Incorporated Class C †			9,628	13,610,237
Facebook Incorporated Class A †			80,101	18,188,534
Twitter Incorporated †			25,670	764,709
				46,580,904

Media : 0.76%
Charter Communications Incorporated Class A †			4,924	2,511,437
Comcast Corporation Class A			148,915	5,804,707
Discovery Communications Incorporated Class A †			5,276	111,324
Discovery Communications Incorporated Class C †			10,453	201,325
DISH Network Corporation Class A †			8,401	289,919
Fox Corporation Class A			11,282	302,583
Fox Corporation Class B			5,265	141,313
Interpublic Group of Companies Incorporated			12,679	217,572
News Corporation Class A			12,693	150,539
News Corporation Class B			3,982	47,585
Omnicom Group Incorporated			6,974	380,780
ViacomCBS Incorporated Class B			17,747	413,860
				10,572,944

Wireless Telecommunication Services : 0.14%
T-Mobile US Incorporated †			18,674	1,944,897

Consumer Discretionary : 6.51%
Auto Components : 0.07%
Aptiv plc			8,772	683,514
BorgWarner Incorporated			6,817	240,640
				924,154

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Automobiles : 0.13%
Ford Motor Company	127,627	$775,972
General Motors Company	41,357	1,046,332
		1,822,304

Distributors : 0.05%
Genuine Parts Company	4,709	409,495
LKQ Corporation †	9,976	261,371
		670,866

Diversified Consumer Services : 0.01%
H&R Block Incorporated	6,310	90,107

Hotels, Restaurants & Leisure : 0.93%
Carnival Corporation	16,199	265,988
Chipotle Mexican Grill Incorporated †	836	879,773
Darden Restaurants Incorporated	4,288	324,902
Domino’s Pizza Incorporated	1,278	472,144
Hilton Worldwide Holdings Incorporated	9,154	672,361
Las Vegas Sands Corporation	11,046	503,035
Marriott International Incorporated Class A	8,962	768,312
McDonald’s Corporation	24,335	4,489,077
MGM Resorts International	16,566	278,309
Norwegian Cruise Line Holdings Limited †	8,703	142,990
Royal Caribbean Cruises Limited	5,783	290,885
Starbucks Corporation	38,421	2,827,401
Wynn Resorts Limited	3,261	242,912
Yum! Brands Incorporated	9,862	857,106
		13,015,195

Household Durables : 0.22%
D.R. Horton Incorporated	10,870	602,742
Garmin Limited	4,736	461,760
Leggett & Platt Incorporated	4,354	153,043
Lennar Corporation Class A	9,059	558,216
Mohawk Industries Incorporated †	1,955	198,941
Newell Rubbermaid Incorporated	12,457	197,817
NVR Incorporated †	114	371,498
Pulte Group Incorporated	8,320	283,130
Whirlpool Corporation	2,041	264,371
		3,091,518

Internet & Direct Marketing Retail : 2.97%
Amazon.com Incorporated †	13,684	37,751,693
Booking Holdings Incorporated †	1,346	2,143,290
eBay Incorporated	21,659	1,136,015
Expedia Group Incorporated	4,560	374,832
		41,405,830

Leisure Products : 0.02%
Hasbro Incorporated	4,192	314,190

Multiline Retail : 0.31%
Dollar General Corporation	8,210	1,564,087
Dollar Tree Incorporated †	7,729	716,324
Kohl’s Corporation	5,276	109,583
Target Corporation	16,340	1,959,656
		4,349,650

Specialty Retail : 1.43%
Advance Auto Parts Incorporated	2,259	321,795
AutoZone Incorporated †	763	860,756
Best Buy Company Incorporated	7,420	647,543

2

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Specialty Retail (continued)
CarMax Incorporated †	5,357	$479,719
L Brands Incorporated	7,756	116,107
Lowe’s Companies Incorporated	24,789	3,349,490
O’Reilly Automotive Incorporated †	2,426	1,022,971
Ross Stores Incorporated	11,690	996,456
The Gap Incorporated	6,978	88,062
The Home Depot Incorporated	35,187	8,814,695
The TJX Companies Incorporated	39,412	1,992,671
Tiffany & Company	3,563	434,472
Tractor Supply Company	3,775	497,507
Ulta Beauty Incorporated †	1,865	379,378
		20,001,622

Textiles, Apparel & Luxury Goods : 0.37%
HanesBrands Incorporated	11,474	129,541
Nike Incorporated Class B	40,596	3,980,438
PVH Corporation	2,360	113,398
Ralph Lauren Corporation	1,581	114,654
Tapestry Incorporated	9,178	121,884
Under Armour Incorporated Class A †	6,263	61,002
Under Armour Incorporated Class C †	6,551	57,911
VF Corporation	10,451	636,884
		5,215,712

Consumer Staples : 4.18%
Beverages : 1.01%
Brown-Forman Corporation Class B	5,980	380,687
Constellation Brands Incorporated Class A	5,515	964,849
Molson Coors Brewing Company Class B	6,145	211,142
Monster Beverage Corporation †	12,219	847,021
PepsiCo Incorporated	45,268	5,987,146
The Coca-Cola Company	126,351	5,645,363
		14,036,208

Food & Staples Retailing : 0.91%
Costco Wholesale Corporation	14,443	4,379,262
Sysco Corporation	16,633	909,160
The Kroger Company	25,874	875,835
Walgreens Boots Alliance Incorporated	24,109	1,021,981
Walmart Incorporated	46,160	5,529,045
		12,715,283

Food Products : 0.67%
Archer Daniels Midland Company	18,117	722,868
Campbell Soup Company	5,524	274,156
ConAgra Foods Incorporated	15,899	559,168
General Mills Incorporated	19,805	1,220,978
Hormel Foods Corporation	9,114	439,933
Kellogg Company	8,167	539,512
Lamb Weston Holdings Incorporated	4,761	304,371
McCormick & Company Incorporated	4,015	720,331
Mondelez International Incorporated Class A	46,587	2,381,993
The Hershey Company	4,809	623,343
The J.M. Smucker Company	3,706	392,132
The Kraft Heinz Company	20,399	650,524
Tyson Foods Incorporated Class A	9,625	574,709
		9,404,018

Household Products : 1.06%
Church & Dwight Company Incorporated	8,028	620,564

3

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Household Products (continued)
Colgate-Palmolive Company	27,966	$2,048,789
Kimberly-Clark Corporation	11,117	1,571,388
The Clorox Company	4,086	896,346
The Procter & Gamble Company	80,808	9,662,213
		14,799,300

Personal Products : 0.10%
Coty Incorporated Class A	9,839	43,980
The Estee Lauder Companies Incorporated Class A	7,346	1,386,043
		1,430,023

Tobacco : 0.43%
Altria Group Incorporated	60,839	2,387,931
Philip Morris International Incorporated	50,898	3,565,914
		5,953,845

Energy : 1.70%
Energy Equipment & Services : 0.13%
Baker Hughes Incorporated	21,380	329,038
Halliburton Company	28,894	375,044
National Oilwell Varco Incorporated	12,583	154,142
Schlumberger Limited	45,305	833,159
TechnipFMC plc	13,590	92,956
		1,784,339

Oil, Gas & Consumable Fuels : 1.57%
Apache Corporation	12,392	167,292
Cabot Oil & Gas Corporation	13,035	223,941
Chevron Corporation	60,816	5,426,612
Concho Resources Incorporated	6,360	327,540
ConocoPhillips	35,268	1,481,961
Devon Energy Corporation	12,591	142,782
Diamondback Energy Incorporated	5,179	216,586
EOG Resources Incorporated	19,088	966,998
Exxon Mobil Corporation	138,236	6,181,914
Hess Corporation	8,587	444,892
HollyFrontier Corporation	4,840	141,328
Kinder Morgan Incorporated	63,398	961,748
Marathon Oil Corporation	26,133	159,934
Marathon Petroleum Corporation	21,065	787,410
Noble Energy Incorporated	15,448	138,414
Occidental Petroleum Corporation	29,521	540,234
ONEOK Incorporated	14,452	480,095
Phillips 66	14,205	1,021,340
Pioneer Natural Resources Company	5,378	525,431
The Williams Companies Incorporated	39,630	753,763
Valero Energy Corporation	13,241	778,836
		21,869,051

Financials : 6.04%
Banks : 2.18%
Bank of America Corporation	254,049	6,033,664
Citigroup Incorporated	67,980	3,473,778
Citizens Financial Group Incorporated	13,972	352,653
Comerica Incorporated	4,556	173,584
Fifth Third Bancorp	23,150	446,332
First Republic Bank	5,601	593,650
Huntington Bancshares Incorporated	32,932	297,541
JPMorgan Chase & Company	99,021	9,313,915
KeyCorp	31,777	387,044

4

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Banks (continued)
M&T Bank Corporation	4,182	$434,803
People’s United Financial Incorporated	13,908	160,916
PNC Financial Services Group Incorporated	13,847	1,456,843
Regions Financial Corporation	31,142	346,299
SVB Financial Group †	1,685	363,168
Truist Financial Corporation	43,975	1,651,261
US Bancorp	44,752	1,647,769
Wells Fargo & Company (l)	122,147	3,126,963
Zions Bancorporation	5,344	181,696
		30,441,879

Capital Markets : 1.61%
Ameriprise Financial Incorporated	3,988	598,360
Bank of New York Mellon Corporation	26,285	1,015,915
BlackRock Incorporated	5,019	2,730,788
Cboe Global Markets Incorporated	3,583	334,222
CME Group Incorporated	11,662	1,895,541
E*TRADE Financial Corporation	7,213	358,702
Franklin Resources Incorporated	9,067	190,135
Intercontinental Exchange Incorporated	17,799	1,630,388
Invesco Limited	12,360	132,994
MarketAxess Holdings Incorporated	1,237	619,638
Moody’s Corporation	5,253	1,443,157
Morgan Stanley	39,084	1,887,757
MSCI Incorporated	2,757	920,342
Northern Trust Corporation	6,766	536,814
Raymond James Financial Incorporated	3,991	274,701
S&P Global Incorporated	7,847	2,585,430
State Street Corporation	11,444	727,266
T. Rowe Price Group Incorporated	7,429	917,482
The Charles Schwab Corporation	37,686	1,271,526
The Goldman Sachs Group Incorporated	10,175	2,010,784
The NASDAQ OMX Group Incorporated	3,751	448,132
		22,530,074

Consumer Finance : 0.28%
American Express Company	21,509	2,047,657
Capital One Financial Corporation	14,883	931,527
Discover Financial Services	9,971	499,447
Synchrony Financial	17,552	388,952
		3,867,583

Diversified Financial Services : 0.81%
Berkshire Hathaway Incorporated Class B †	63,598	11,352,879

Insurance : 1.16%
AFLAC Incorporated	23,452	844,976
American International Group Incorporated	28,193	879,058
Aon plc Class A	7,496	1,443,730
Arthur J. Gallagher & Company	6,183	602,781
Assurant Incorporated	1,945	200,899
Chubb Limited	14,712	1,862,833
Cincinnati Financial Corporation	4,941	316,372
Everest Reinsurance Group Limited	1,301	268,266
Globe Life Incorporated	3,192	236,942
Lincoln National Corporation	6,366	234,205
Loews Corporation	7,912	271,302
Marsh & McLennan Companies Incorporated	16,641	1,786,744
MetLife Incorporated	25,171	919,245
Principal Financial Group Incorporated	8,344	346,610
Prudential Financial Incorporated	12,945	788,351
The Allstate Corporation	10,242	993,372
The Hartford Financial Services Group Incorporated	11,706	451,266
The Progressive Corporation	19,053	1,526,336

5

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Insurance (continued)
The Travelers Companies Incorporated	8,252	$941,141
Unum Group	6,691	111,004
W.R. Berkley Corporation	4,616	264,451
Willis Towers Watson plc	4,176	822,463
		16,112,347

Health Care : 8.77%
Biotechnology : 1.48%
AbbVie Incorporated	57,409	5,636,416
Alexion Pharmaceuticals Incorporated †	7,157	803,302
Amgen Incorporated	19,166	4,520,493
Biogen Incorporated †	5,309	1,420,423
Gilead Sciences Incorporated	40,512	3,116,993
Incyte Corporation †	5,883	611,656
Regeneron Pharmaceuticals Incorporated †	3,281	2,046,196
Vertex Pharmaceuticals Incorporated †	8,474	2,460,087
		20,615,566

Health Care Equipment & Supplies : 2.28%
Abbott Laboratories	57,755	5,280,540
ABIOMED Incorporated †	1,472	355,576
Align Technology Incorporated †	2,352	645,483
Baxter International Incorporated	16,590	1,428,399
Becton Dickinson & Company	9,671	2,313,980
Boston Scientific Corporation †	47,224	1,658,035
Danaher Corporation	20,545	3,632,972
Dentsply Sirona Incorporated	7,159	315,426
DexCom Incorporated †	3,054	1,238,092
Edwards Lifesciences Corporation †	20,269	1,400,791
Hologic Incorporated †	8,403	478,971
IDEXX Laboratories Incorporated †	2,780	917,845
Intuitive Surgical Incorporated †	3,808	2,169,913
Medtronic plc	43,907	4,026,272
ResMed Incorporated	4,737	909,504
STERIS plc	2,772	425,336
Stryker Corporation	10,602	1,910,374
Teleflex Incorporated	1,517	552,158
The Cooper Companies Incorporated	1,602	454,391
Varian Medical Systems Incorporated †	2,983	365,477
West Pharmaceutical Services Incorporated	2,399	544,981
Zimmer Biomet Holdings Incorporated	6,739	804,367
		31,828,883

Health Care Providers & Services : 1.69%
AmerisourceBergen Corporation	4,826	486,316
Anthem Incorporated	8,200	2,156,436
Cardinal Health Incorporated	9,575	499,719
Centene Corporation †	19,180	1,218,889
Cigna Corporation	12,078	2,266,437
CVS Health Corporation	42,534	2,763,434
DaVita HealthCare Partners Incorporated †	2,787	220,563
HCA Healthcare Incorporated	8,646	839,181
Henry Schein Incorporated †	4,687	273,674
Humana Incorporated	4,326	1,677,407
Laboratory Corporation of America Holdings †	3,170	526,569
McKesson Corporation	5,294	812,205
Quest Diagnostics Incorporated	4,377	498,803
UnitedHealth Group Incorporated	30,926	9,121,624
Universal Health Services Incorporated Class B	2,545	236,405
		23,597,662

Health Care Technology : 0.05%
Cerner Corporation	9,923	680,222

6

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Life Sciences Tools & Services : 0.70%
Agilent Technologies Incorporated	10,099	$892,449
Bio-Rad Laboratories Incorporated Class A †	696	314,237
Illumina Incorporated †	4,800	1,777,680
IQVIA Holdings Incorporated †	5,804	823,472
Mettler-Toledo International Incorporated †	779	627,523
PerkinElmer Incorporated	3,639	356,950
Thermo Fisher Scientific Incorporated	12,867	4,662,229
Waters Corporation †	2,025	365,310
		9,819,850

Pharmaceuticals : 2.57%
Bristol-Myers Squibb Company	73,753	4,336,676
Eli Lilly & Company	27,505	4,515,771
Johnson & Johnson	85,943	12,086,164
Merck & Company Incorporated	82,375	6,370,059
Mylan NV †	16,813	270,353
Perrigo Company plc	4,446	245,730
Pfizer Incorporated	181,614	5,938,778
Zoetis Incorporated	15,449	2,117,131
		35,880,662

Industrials : 4.82%
Aerospace & Defense : 1.07%
General Dynamics Corporation	7,607	1,136,942
Howmet Aerospace Incorporated	12,565	199,155
Huntington Ingalls Industries Incorporated	1,325	231,199
L3Harris Technologies Incorporated	7,061	1,198,040
Lockheed Martin Corporation	8,082	2,949,283
Northrop Grumman Corporation	5,079	1,561,488
Raytheon Technologies Corporation	48,360	2,979,943
Teledyne Technologies Incorporated †	1,195	371,585
Textron Incorporated	7,455	245,344
The Boeing Company	18,328	3,359,522
TransDigm Group Incorporated	1,671	738,666
		14,971,167

Air Freight & Logistics : 0.32%
C.H. Robinson Worldwide Incorporated	4,399	347,785
Expeditors International of Washington Incorporated	5,418	411,985
FedEx Corporation	7,881	1,105,074
United Parcel Service Incorporated Class B	22,991	2,556,139
		4,420,983

Airlines : 0.13%
Alaska Air Group Incorporated	4,069	147,542
American Airlines Group Incorporated	16,662	217,772
Delta Air Lines Incorporated	18,879	529,556
Southwest Airlines Company	17,839	609,737
United Airlines Holdings Incorporated †	8,465	292,974
		1,797,581

Building Products : 0.24%
A.O. Smith Corporation	4,417	208,129
Allegion plc	3,021	308,807
Carrier Global Corporation	26,596	590,963
Fortune Brands Home & Security Incorporated	4,574	292,416
Johnson Controls International plc	24,338	830,899
Masco Corporation	8,587	431,153
Trane Technologies plc	7,868	700,095
		3,362,462

7

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Commercial Services & Supplies : 0.24%
Cintas Corporation	2,761	$735,420
Copart Incorporated †	6,810	567,069
Republic Services Incorporated	6,852	562,207
Rollins Incorporated	4,589	194,528
Waste Management Incorporated	12,675	1,342,409
		3,401,633

Construction & Engineering : 0.04%
Jacobs Engineering Group Incorporated	4,265	361,672
Quanta Services Incorporated	4,490	176,143
		537,815

Electrical Equipment : 0.28%
AMETEK Incorporated	7,521	672,152
Eaton Corporation plc	13,045	1,141,177
Emerson Electric Company	19,540	1,212,066
Rockwell Automation Incorporated	3,781	805,353
		3,830,748

Industrial Conglomerates : 0.69%
3M Company	18,758	2,926,060
General Electric Company	289,316	1,976,028
Honeywell International Incorporated	23,013	3,327,450
Roper Technologies Incorporated	3,409	1,323,578
		9,553,116

Machinery : 0.90%
Caterpillar Incorporated	17,661	2,234,117
Cummins Incorporated	4,818	834,767
Deere & Company	10,242	1,609,530
Dover Corporation	4,698	453,639
Flowserve Corporation	4,264	121,609
Fortive Corporation	9,677	654,746
IDEX Corporation	2,456	388,146
Illinois Tool Works Incorporated	9,374	1,639,044
Ingersoll Rand Incorporated †	11,324	318,431
Otis Worldwide Corporation	13,338	758,399
PACCAR Incorporated	11,259	842,736
Parker-Hannifin Corporation	4,199	769,551
Pentair plc	5,427	206,172
Snap-on Incorporated	1,772	245,440
Stanley Black & Decker Incorporated	5,010	698,294
Wabtec Corporation	5,899	339,605
Xylem Incorporated	5,892	382,744
		12,496,970

Professional Services : 0.21%
Equifax Incorporated	3,959	680,473
IHS Markit Limited	13,022	983,161
Nielsen Holdings plc	11,682	173,595
Robert Half International Incorporated	3,756	198,429
Verisk Analytics Incorporated	5,307	903,251
		2,938,909

8

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Road & Rail : 0.59%
CSX Corporation	25,110	$1,751,171
J.B. Hunt Transport Services Incorporated	2,750	330,935
Kansas City Southern	3,103	463,247
Norfolk Southern Corporation	8,388	1,472,681
Old Dominion Freight Line Incorporated	3,079	522,168
Union Pacific Corporation	22,204	3,754,030
		8,294,232

Trading Companies & Distributors : 0.11%
Fastenal Company	18,685	800,465
United Rentals Incorporated †	2,371	353,374
W.W. Grainger Incorporated	1,415	444,536
		1,598,375

Information Technology : 16.54%
Communications Equipment : 0.58%
Arista Networks Incorporated †	1,749	367,342
Cisco Systems Incorporated	138,604	6,464,491
F5 Networks Incorporated †	1,974	275,334
Juniper Networks Incorporated	10,840	247,802
Motorola Solutions Incorporated	5,547	777,301
		8,132,270

Electronic Equipment, Instruments & Components : 0.32%
Amphenol Corporation Class A	9,648	924,375
CDW Corporation of Delaware	4,639	538,959
Corning Incorporated	24,749	640,999
FLIR Systems Incorporated	4,280	173,640
IPG Photonics Corporation †	1,160	186,052
Keysight Technologies Incorporated †	6,106	615,363
TE Connectivity Limited	10,792	880,088
Zebra Technologies Corporation Class A †	1,735	444,073
		4,403,549

IT Services : 3.44%
Accenture plc Class A	20,815	4,469,397
Akamai Technologies Incorporated †	5,305	568,112
Automatic Data Processing Incorporated	14,033	2,089,373
Broadridge Financial Solutions Incorporated	3,757	474,096
Cognizant Technology Solutions Corporation Class A	17,712	1,006,396
DXC Technology Company	8,406	138,699
Fidelity National Information Services Incorporated	20,205	2,709,288
Fiserv Incorporated †	18,524	1,808,313
FleetCor Technologies Incorporated †	2,747	690,953
Gartner Incorporated †	2,906	352,585
Global Payments Incorporated	9,788	1,660,241
International Business Machines Corporation	29,058	3,509,335
Jack Henry & Associates Incorporated	2,513	462,467
Leidos Holdings Incorporated	4,376	409,900
MasterCard Incorporated Class A	29,053	8,590,972
Paychex Incorporated	10,436	790,527
PayPal Holdings Incorporated †	38,374	6,685,902
The Western Union Company	13,386	289,405
VeriSign Incorporated †	3,325	687,710
Visa Incorporated Class A	55,211	10,665,109
		48,058,780

Semiconductors & Semiconductor Equipment : 2.89%
Advanced Micro Devices Incorporated †	38,831	2,042,899
Analog Devices Incorporated	12,048	1,477,567
Applied Materials Incorporated	30,080	1,818,336

9

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Incorporated	13,071	$4,125,338
Intel Corporation	138,998	8,316,250
KLA-Tencor Corporation	5,078	987,569
Lam Research Corporation	4,761	1,539,993
Maxim Integrated Products Incorporated	8,714	528,156
Microchip Technology Incorporated	8,045	847,219
Micron Technology Incorporated †	36,150	1,862,448
NVIDIA Corporation	20,266	7,699,256
Qorvo Incorporated †	3,766	416,256
QUALCOMM Incorporated	36,978	3,372,763
Skyworks Solutions Incorporated	5,468	699,138
Texas Instruments Incorporated	30,005	3,809,735
Xilinx Incorporated	7,903	777,576
		40,320,499

Software : 5.64%
Adobe Incorporated †	15,754	6,857,874
ANSYS Incorporated †	2,800	816,844
Autodesk Incorporated †	7,166	1,714,036
Cadence Design Systems Incorporated †	9,152	878,226
Citrix Systems Incorporated	3,808	563,241
Fortinet Incorporated †	4,422	607,008
Intuit Incorporated	8,511	2,520,873
Microsoft Corporation	248,996	50,673,176
NortonLifeLock Incorporated	17,894	354,838
Oracle Corporation	68,119	3,764,937
Paycom Software Incorporated †	1,574	487,515
Salesforce.com Incorporated †	29,483	5,523,050
ServiceNow Incorporated †	6,233	2,524,739
Synopsys Incorporated †	4,930	961,350
Tyler Technologies Incorporated †	1,296	449,556
		78,697,263

Technology Hardware, Storage & Peripherals : 3.67%
Apple Incorporated	133,867	48,834,682
Hewlett Packard Enterprise Company	42,018	408,835
HP Incorporated	46,822	816,107
NetApp Incorporated	7,238	321,150
Seagate Technology plc	7,383	357,411
Western Digital Corporation	9,816	433,376
Xerox Holdings Corporation	5,995	91,664
		51,263,225

Materials : 1.51%
Chemicals : 1.07%
Air Products & Chemicals Incorporated	7,199	1,738,271
Albemarle Corporation	3,458	266,992
Celanese Corporation Series A	3,869	334,049
CF Industries Holdings Incorporated	6,955	195,714
Corteva Incorporated	24,231	649,148
Dow Incorporated	24,232	987,696
DuPont de Nemours Incorporated	23,950	1,272,464
Eastman Chemical Company	4,442	309,341
Ecolab Incorporated	8,074	1,606,322
FMC Corporation	4,218	420,197
International Flavors & Fragrances Incorporated	3,487	427,018
Linde plc	17,150	3,637,687
LyondellBasell Industries NV Class A	8,383	550,931
PPG Industries Incorporated	7,692	815,814
The Mosaic Company	11,353	142,026
The Sherwin-Williams Company	2,637	1,523,790
		14,877,460

10

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Construction Materials : 0.06%
Martin Marietta Materials Incorporated	2,024	$418,098
Vulcan Materials Company	4,321	500,588
		918,686

Containers & Packaging : 0.20%
Amcor plc	51,444	525,243
Avery Dennison Corporation	2,711	309,298
Ball Corporation	10,615	737,636
International Paper Company	12,806	450,899
Packaging Corporation of America	3,083	307,683
Sealed Air Corporation	5,084	167,009
WestRock Company	8,461	239,108
		2,736,876

Metals & Mining : 0.18%
Freeport-McMoRan Incorporated	47,810	553,162
Newmont Goldcorp Corporation	26,261	1,621,354
Nucor Corporation	9,812	406,315
		2,580,831

Real Estate : 1.71%
Equity REITs : 1.67%
Alexandria Real Estate Equities Incorporated	4,120	668,470
American Tower Corporation	14,504	3,749,864
Apartment Investment & Management Company Class A	4,883	183,796
AvalonBay Communities Incorporated	4,611	713,045
Boston Properties Incorporated	4,722	426,774
Crown Castle International Corporation	13,580	2,272,613
Digital Realty Trust Incorporated	8,711	1,237,920
Duke Realty Corporation	11,987	424,220
Equinix Incorporated	2,886	2,026,838
Equity Residential	11,467	674,489
Essex Property Trust Incorporated	2,140	490,424
Extra Space Storage Incorporated	4,217	389,524
Federal Realty Investment Trust	2,305	196,409
Healthpeak Properties Incorporated	17,675	487,123
Host Hotels & Resorts Incorporated	23,090	249,141
Iron Mountain Incorporated	9,456	246,802
Kimco Realty Corporation	14,172	181,968
Mid-America Apartment Communities Incorporated	3,739	428,751
Prologis Incorporated	24,109	2,250,093
Public Storage Incorporated	4,904	941,029
Realty Income Corporation	11,300	672,350
Regency Centers Corporation	5,578	255,974
SBA Communications Corporation	3,631	1,081,748
Simon Property Group Incorporated	10,190	696,792
SL Green Realty Corporation	2,544	125,394
UDR Incorporated	9,654	360,867
Ventas Incorporated	12,286	449,913
Vornado Realty Trust	5,225	199,647
Welltower Incorporated	13,736	710,838
Weyerhaeuser Company	24,437	548,855
		23,341,671

Real Estate Management & Development : 0.04%
CBRE Group Incorporated Class A †	10,986	496,787

Utilities : 1.85%
Electric Utilities : 1.15%
Alliant Energy Corporation	8,156	390,183
American Electric Power Company Incorporated	16,207	1,290,725

11

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Index Asset Allocation Fund

			Shares	Value
Electric Utilities (continued)
Duke Energy Corporation			24,126	$1,927,426
Edison International			12,432	675,182
Entergy Corporation			6,577	616,988
Evergy Incorporated			7,402	438,865
Eversource Energy			11,008	916,636
Exelon Corporation			31,979	1,160,518
FirstEnergy Corporation			17,750	688,345
NextEra Energy Incorporated			16,000	3,842,720
NRG Energy Incorporated			8,070	262,759
Pinnacle West Capital Corporation			3,694	270,733
PPL Corporation			25,129	649,333
The Southern Company			34,588	1,793,388
Xcel Energy Incorporated			17,114	1,069,625
				15,993,426

Gas Utilities : 0.03%
Atmos Energy Corporation			3,998	398,121

Independent Power & Renewable Electricity Producers : 0.02%
AES Corporation			21,746	315,100

Multi-Utilities : 0.59%
Ameren Corporation			8,071	567,876
CenterPoint Energy Incorporated			18,005	336,153
CMS Energy Corporation			9,367	547,220
Consolidated Edison Incorporated			10,970	789,072
Dominion Energy Incorporated			27,474	2,230,339
DTE Energy Company			6,314	678,755
NiSource Incorporated			12,535	285,046
Public Service Enterprise Group Incorporated			16,591	815,614
Sempra Energy			9,618	1,127,518
WEC Energy Group Incorporated			10,325	904,986
				8,282,579

Water Utilities : 0.06%
American Water Works Company Incorporated			5,931	763,082

Total Common Stocks (Cost $359,945,097)				839,458,182

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities : 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%) ±	0.51%	12-25-2034	$4,963	4,764

Total Non-Agency Mortgage-Backed Securities (Cost $4,963)				4,764

U.S. Treasury Securities : 37.99%
U.S. Treasury Bond	1.13	5-15-2040	2,251,000	2,229,457
U.S. Treasury Bond	1.25	5-15-2050	2,485,000	2,385,212
U.S. Treasury Bond	1.50	1-31-2027	1,873,000	1,999,647
U.S. Treasury Bond	1.50	2-15-2030	4,305,000	4,652,091
U.S. Treasury Bond	2.00	2-15-2050	3,135,000	3,587,371
U.S. Treasury Bond	2.13	9-30-2024	1,844,000	1,990,656
U.S. Treasury Bond	2.13	11-30-2024	1,852,000	2,004,573
U.S. Treasury Bond	2.25	8-15-2046	1,961,000	2,324,781
U.S. Treasury Bond	2.25	8-15-2049	1,955,000	2,349,971
U.S. Treasury Bond	2.38	11-15-2049	2,096,000	2,587,496
U.S. Treasury Bond	2.50	2-15-2045	2,144,000	2,643,736
U.S. Treasury Bond	2.50	2-15-2046	1,960,000	2,426,342
U.S. Treasury Bond	2.50	5-15-2046	1,949,000	2,416,151
U.S. Treasury Bond	2.75	8-15-2042	1,218,000	1,561,181
U.S. Treasury Bond	2.75	11-15-2042	1,369,000	1,753,069
U.S. Treasury Bond	2.75	8-15-2047	1,864,000	2,434,340
U.S. Treasury Bond	2.75	11-15-2047	1,853,000	2,423,159
U.S. Treasury Bond	2.88	5-15-2028	3,462,000	4,085,430

12

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	2.88%	5-15-2043	$1,822,000	$2,379,703
U.S. Treasury Bond	2.88	8-15-2045	2,027,000	2,670,968
U.S. Treasury Bond	2.88	11-15-2046	1,779,000	2,364,611
U.S. Treasury Bond	2.88	5-15-2049	2,582,000	3,491,146
U.S. Treasury Bond	3.00	5-15-2042	776,000	1,032,959
U.S. Treasury Bond	3.00	11-15-2044	1,951,000	2,611,292
U.S. Treasury Bond	3.00	5-15-2045	1,907,000	2,559,626
U.S. Treasury Bond	3.00	11-15-2045	1,791,000	2,413,163
U.S. Treasury Bond	3.00	2-15-2047	1,889,000	2,572,213
U.S. Treasury Bond	3.00	5-15-2047	1,921,000	2,617,062
U.S. Treasury Bond	3.00	2-15-2048	2,119,000	2,899,636
U.S. Treasury Bond	3.00	8-15-2048	2,099,000	2,884,977
U.S. Treasury Bond	3.00	2-15-2049	2,614,000	3,606,809
U.S. Treasury Bond	3.13	11-15-2041	846,000	1,145,537
U.S. Treasury Bond	3.13	2-15-2042	919,000	1,247,076
U.S. Treasury Bond	3.13	2-15-2043	1,334,000	1,808,195
U.S. Treasury Bond	3.13	8-15-2044	1,999,000	2,725,043
U.S. Treasury Bond	3.13	5-15-2048	2,283,000	3,197,894
U.S. Treasury Bond	3.38	5-15-2044	1,848,000	2,613,043
U.S. Treasury Bond	3.38	11-15-2048	2,541,000	3,731,796
U.S. Treasury Bond	3.50	2-15-2039	731,000	1,033,965
U.S. Treasury Bond	3.63	8-15-2043	1,504,000	2,196,193
U.S. Treasury Bond	3.63	2-15-2044	1,897,000	2,775,993
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,368,461
U.S. Treasury Bond	3.75	11-15-2043	1,660,000	2,469,834
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,409,540
U.S. Treasury Bond	4.25	5-15-2039	681,000	1,051,906
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,526,219
U.S. Treasury Bond	4.38	2-15-2038	381,000	592,053
U.S. Treasury Bond	4.38	11-15-2039	757,000	1,190,057
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,703,072
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,338,813
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,280,970
U.S. Treasury Bond	4.50	5-15-2038	428,000	675,053
U.S. Treasury Bond	4.50	8-15-2039	721,000	1,148,052
U.S. Treasury Bond	4.63	2-15-2040	730,000	1,183,598
U.S. Treasury Bond	4.75	2-15-2037	264,000	420,936
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,798,297
U.S. Treasury Bond	5.00	5-15-2037	375,000	614,868
U.S. Treasury Bond	5.25	11-15-2028	479,000	663,022
U.S. Treasury Bond	5.25	2-15-2029	349,000	486,746
U.S. Treasury Bond	5.38	2-15-2031	752,000	1,117,308
U.S. Treasury Bond	5.50	8-15-2028	369,000	514,712
U.S. Treasury Bond	6.13	11-15-2027	525,000	740,271
U.S. Treasury Bond	6.13	8-15-2029	293,000	437,566
U.S. Treasury Bond	6.25	5-15-2030	478,000	736,419
U.S. Treasury Bond	6.38	8-15-2027	224,000	316,829
U.S. Treasury Bond	6.88	8-15-2025	224,000	298,909
U.S. Treasury Note	0.13	4-30-2022	2,499,000	2,497,536
U.S. Treasury Note	0.13	5-31-2022	2,659,000	2,657,338
U.S. Treasury Note	0.13	5-15-2023	2,501,000	2,497,581
U.S. Treasury Note	0.25	4-15-2023	2,385,000	2,390,497
U.S. Treasury Note	0.25	5-31-2025	2,714,000	2,710,289
U.S. Treasury Note	0.38	4-30-2025	2,591,000	2,602,133
U.S. Treasury Note	0.50	3-15-2023	2,052,000	2,070,276
U.S. Treasury Note	0.50	3-31-2025	2,469,000	2,494,751
U.S. Treasury Note	0.50	4-30-2027	2,015,000	2,017,519
U.S. Treasury Note	0.50	5-31-2027	2,282,000	2,283,694
U.S. Treasury Note	0.63	3-31-2027	1,681,000	1,697,547
U.S. Treasury Note	0.63	5-15-2030	3,675,000	3,663,516
U.S. Treasury Note	1.13	8-31-2021	1,807,000	1,826,835
U.S. Treasury Note	1.13	9-30-2021	2,188,000	2,213,812

13

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.13%	2-28-2025	$2,444,000	$2,541,474
U.S. Treasury Note	1.13	2-28-2027	964,000	1,005,460
U.S. Treasury Note	1.25	10-31-2021	2,188,000	2,219,367
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,889,228
U.S. Treasury Note	1.25	8-31-2024	1,400,000	1,458,789
U.S. Treasury Note	1.38	1-31-2022	2,315,000	2,358,949
U.S. Treasury Note	1.38	10-15-2022	2,223,000	2,284,046
U.S. Treasury Note	1.38	2-15-2023	1,589,000	1,639,153
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,795,009
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,885,492
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,846,689
U.S. Treasury Note	1.38	1-31-2025	2,372,000	2,492,175
U.S. Treasury Note	1.38	8-31-2026	1,787,000	1,891,079
U.S. Treasury Note	1.50	10-31-2021	2,358,000	2,399,726
U.S. Treasury Note	1.50	11-30-2021	2,360,000	2,404,342
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,658,960
U.S. Treasury Note	1.50	8-15-2022	2,254,000	2,317,922
U.S. Treasury Note	1.50	9-15-2022	2,264,000	2,330,947
U.S. Treasury Note	1.50	1-15-2023	2,250,000	2,325,410
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,692,608
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,740,192
U.S. Treasury Note	1.50	9-30-2024	2,442,000	2,572,113
U.S. Treasury Note	1.50	10-31-2024	2,391,000	2,520,357
U.S. Treasury Note	1.50	11-30-2024	2,394,000	2,525,576
U.S. Treasury Note	1.50	8-15-2026	3,430,000	3,654,960
U.S. Treasury Note	1.63	12-31-2021	2,357,000	2,408,283
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,288,672
U.S. Treasury Note	1.63	8-31-2022	1,827,000	1,884,451
U.S. Treasury Note	1.63	11-15-2022	3,435,000	3,553,212
U.S. Treasury Note	1.63	12-15-2022	2,239,000	2,318,939
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,780,844
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,786,175
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,910,996
U.S. Treasury Note	1.63	2-15-2026	3,342,000	3,575,418
U.S. Treasury Note	1.63	5-15-2026	3,385,000	3,627,900
U.S. Treasury Note	1.63	9-30-2026	1,851,000	1,987,800
U.S. Treasury Note	1.63	10-31-2026	1,800,000	1,933,664
U.S. Treasury Note	1.63	11-30-2026	1,912,000	2,054,952
U.S. Treasury Note	1.63	8-15-2029	2,854,000	3,113,536
U.S. Treasury Note	1.75	11-30-2021	2,003,000	2,047,833
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,679,779
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,685,228
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,658,723
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,490,874
U.S. Treasury Note	1.75	5-31-2022	1,819,000	1,873,854
U.S. Treasury Note	1.75	6-15-2022	2,235,000	2,304,233
U.S. Treasury Note	1.75	6-30-2022	1,819,000	1,876,341
U.S. Treasury Note	1.75	7-15-2022	2,129,000	2,197,527
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,833,746
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,752,084
U.S. Treasury Note	1.75	5-15-2023	3,117,000	3,257,387
U.S. Treasury Note	1.75	6-30-2024	2,424,000	2,571,334
U.S. Treasury Note	1.75	7-31-2024	2,406,000	2,554,871
U.S. Treasury Note	1.75	12-31-2024	2,381,000	2,540,322
U.S. Treasury Note	1.75	12-31-2026	1,893,000	2,050,577
U.S. Treasury Note	1.75	11-15-2029	3,007,000	3,319,564
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,688,743
U.S. Treasury Note	1.88	1-31-2022	1,826,000	1,875,002
U.S. Treasury Note	1.88	2-28-2022	1,725,000	1,773,718
U.S. Treasury Note	1.88	3-31-2022	1,810,000	1,863,805
U.S. Treasury Note	1.88	4-30-2022	1,812,000	1,868,413
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,853,548
U.S. Treasury Note	1.88	7-31-2022	1,815,000	1,879,447
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,818,679
U.S. Treasury Note	1.88	9-30-2022	2,248,000	2,334,144
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,715,484

14

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.88%	8-31-2024	$1,345,000	$1,436,628
U.S. Treasury Note	1.88	6-30-2026	1,825,000	1,984,402
U.S. Treasury Note	1.88	7-31-2026	1,828,000	1,988,950
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,675,935
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,689,194
U.S. Treasury Note	2.00	11-15-2021	2,485,000	2,547,319
U.S. Treasury Note	2.00	12-31-2021	1,821,000	1,870,864
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,728,714
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,845,856
U.S. Treasury Note	2.00	10-31-2022	2,238,000	2,333,202
U.S. Treasury Note	2.00	11-30-2022	3,346,000	3,493,172
U.S. Treasury Note	2.00	2-15-2023	3,077,000	3,223,638
U.S. Treasury Note	2.00	4-30-2024	1,930,000	2,061,481
U.S. Treasury Note	2.00	5-31-2024	1,934,000	2,068,247
U.S. Treasury Note	2.00	6-30-2024	1,939,000	2,075,942
U.S. Treasury Note	2.00	2-15-2025	3,537,000	3,818,993
U.S. Treasury Note	2.00	8-15-2025	3,491,000	3,790,190
U.S. Treasury Note	2.00	11-15-2026	3,370,000	3,700,550
U.S. Treasury Note	2.13	8-15-2021	2,440,000	2,492,994
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,672,741
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,673,446
U.S. Treasury Note	2.13	5-15-2022	2,105,000	2,181,882
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,678,149
U.S. Treasury Note	2.13	12-31-2022	3,385,000	3,549,622
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,745,558
U.S. Treasury Note	2.13	2-29-2024	1,298,000	1,389,012
U.S. Treasury Note	2.13	3-31-2024	1,961,000	2,101,104
U.S. Treasury Note	2.13	7-31-2024	1,927,000	2,075,213
U.S. Treasury Note	2.13	5-15-2025	3,005,000	3,271,929
U.S. Treasury Note	2.13	5-31-2026	1,793,000	1,974,611
U.S. Treasury Note	2.25	7-31-2021	1,573,000	1,608,147
U.S. Treasury Note	2.25	4-15-2022	2,204,000	2,285,875
U.S. Treasury Note	2.25	12-31-2023	1,247,000	1,336,287
U.S. Treasury Note	2.25	1-31-2024	1,334,000	1,431,549
U.S. Treasury Note	2.25	4-30-2024	2,418,000	2,605,867
U.S. Treasury Note	2.25	10-31-2024	1,882,000	2,044,543
U.S. Treasury Note	2.25	11-15-2024	3,535,000	3,843,070
U.S. Treasury Note	2.25	12-31-2024	1,911,000	2,081,646
U.S. Treasury Note	2.25	11-15-2025	3,473,000	3,826,405
U.S. Treasury Note	2.25	3-31-2026	1,872,000	2,071,704
U.S. Treasury Note	2.25	2-15-2027	3,350,000	3,742,186
U.S. Treasury Note	2.25	8-15-2027	3,338,000	3,749,252
U.S. Treasury Note	2.25	11-15-2027	3,248,000	3,657,933
U.S. Treasury Note	2.38	3-15-2022	2,243,000	2,327,113
U.S. Treasury Note	2.38	1-31-2023	2,325,000	2,456,599
U.S. Treasury Note	2.38	2-29-2024	1,671,000	1,803,244
U.S. Treasury Note	2.38	8-15-2024	3,101,000	3,373,791
U.S. Treasury Note	2.38	4-30-2026	1,812,000	2,020,238
U.S. Treasury Note	2.38	5-15-2027	3,375,000	3,809,136
U.S. Treasury Note	2.38	5-15-2029	3,295,000	3,802,379
U.S. Treasury Note	2.50	1-15-2022	2,241,000	2,320,923
U.S. Treasury Note	2.50	2-15-2022	2,245,000	2,329,451
U.S. Treasury Note	2.50	3-31-2023	2,278,000	2,423,045
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,854,059
U.S. Treasury Note	2.50	1-31-2024	1,876,000	2,029,524
U.S. Treasury Note	2.50	5-15-2024	3,424,000	3,725,606
U.S. Treasury Note	2.50	1-31-2025	1,936,000	2,133,381
U.S. Treasury Note	2.50	2-28-2026	1,888,000	2,113,896
U.S. Treasury Note	2.63	12-15-2021	2,277,000	2,358,207
U.S. Treasury Note	2.63	2-28-2023	2,359,000	2,512,519
U.S. Treasury Note	2.63	6-30-2023	2,304,000	2,472,300
U.S. Treasury Note	2.63	12-31-2023	2,404,000	2,607,307
U.S. Treasury Note	2.63	3-31-2025	1,884,000	2,092,638
U.S. Treasury Note	2.63	12-31-2025	1,914,000	2,151,082
U.S. Treasury Note	2.63	1-31-2026	1,869,000	2,102,990
U.S. Treasury Note	2.63	2-15-2029	3,512,000	4,115,076
U.S. Treasury Note	2.75	4-30-2023	2,279,000	2,444,317
U.S. Treasury Note	2.75	5-31-2023	2,334,000	2,508,321

15

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Index Asset Allocation Fund

		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		2.75%	7-31-2023	$2,347,000	$2,532,010
U.S. Treasury Note		2.75	8-31-2023	2,402,000	2,596,224
U.S. Treasury Note		2.75	11-15-2023	3,078,000	3,342,035
U.S. Treasury Note		2.75	2-15-2024	2,325,000	2,538,519
U.S. Treasury Note		2.75	2-28-2025	1,955,000	2,179,672
U.S. Treasury Note		2.75	6-30-2025	1,959,000	2,197,294
U.S. Treasury Note		2.75	8-31-2025	2,020,000	2,272,027
U.S. Treasury Note		2.75	2-15-2028	3,068,000	3,578,654
U.S. Treasury Note		2.88	10-15-2021	2,081,000	2,153,347
U.S. Treasury Note		2.88	11-15-2021	2,137,000	2,216,052
U.S. Treasury Note		2.88	9-30-2023	2,444,000	2,656,323
U.S. Treasury Note		2.88	10-31-2023	2,318,000	2,524,537
U.S. Treasury Note		2.88	11-30-2023	2,370,000	2,585,522
U.S. Treasury Note		2.88	4-30-2025	1,884,000	2,118,470
U.S. Treasury Note		2.88	5-31-2025	1,939,000	2,183,344
U.S. Treasury Note		2.88	7-31-2025	1,949,000	2,201,380
U.S. Treasury Note		2.88	11-30-2025	1,880,000	2,135,709
U.S. Treasury Note		2.88	8-15-2028	3,133,000	3,709,896
U.S. Treasury Note		3.00	9-30-2025	1,994,000	2,271,836
U.S. Treasury Note		3.00	10-31-2025	1,814,000	2,069,661
U.S. Treasury Note		3.13	11-15-2028	3,621,000	4,377,450
U.S. Treasury Note		6.00	2-15-2026	445,000	584,827
U.S. Treasury Note		6.25	8-15-2023	378,000	449,525
U.S. Treasury Note		6.50	11-15-2026	296,000	409,463
U.S. Treasury Note		6.63	2-15-2027	215,000	301,840
U.S. Treasury Note		6.75	8-15-2026	221,000	306,214
U.S. Treasury Note		7.13	2-15-2023	260,000	307,541
U.S. Treasury Note		7.25	8-15-2022	261,000	300,303
U.S. Treasury Note		7.50	11-15-2024	240,000	315,647
U.S. Treasury Note		7.63	11-15-2022	140,000	164,812
U.S. Treasury Note		7.63	2-15-2025	216,000	289,069
U.S. Treasury Note		8.00	11-15-2021	511,000	565,873
U.S. Treasury Note		8.13	8-15-2021	175,000	190,709
Total U.S. Treasury Securities (Cost $477,906,006)					530,117,452

		Yield		Shares
Short-Term Investments : 4.55%
Investment Companies : 4.55%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.11		63,475,331	63,475,331

Total Short-Term Investments (Cost $63,475,331)					63,475,331

Total investments in securities (Cost $901,362,620)	102.69%				1,433,094,343
Other assets and liabilities, net	(2.69)				(37,579,070)

Total net assets	100.00%				$1,395,515,273

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

16

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	419	9-18-2020	$63,347,646	$64,739,690	$1,392,044	$0
Long Term Bonds	4	9-21-2020	702,757	714,250	11,493	0
U.S. Ultra Bond	20	9-21-2020	4,280,254	4,363,125	82,871	0
10-Year U.S. Treasury Notes	22	9-21-2020	3,049,965	3,061,781	11,816	0
2-Year U.S. Treasury Notes	20	9-30-2020	4,412,740	4,416,563	3,823	0
5-Year U.S. Treasury Notes	56	9-30-2020	7,023,249	7,041,563	18,314	0

					$1,520,361	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net, realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Common Stocks
Financials Banks
Wells Fargo & Company	$6,533,039	$202,548	$(643,331)	$104,007	$(3,069,300)	$188,660		$3,126,963	0.22%
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	819,373	16,354,695	(17,174,250)	182	0	8,069	#	0
Wells Fargo Government Money Market Fund Select Class	12,325,531	267,939,120	(216,789,320)	0	0	108,399		63,475,331
				182	0	116,468		63,475,331	4.55

				$104,189	$(3,069,300)	$305,128		$66,602,294	4.77%

*	No longer held at the end of the period
#	Amount shown represents income before fees and rebates.

Wells Fargo Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$38,614	$0	$38,614
Common stocks
Communication services	91,053,164	0	0	91,053,164
Consumer discretionary	90,901,148	0	0	90,901,148
Consumer staples	58,338,677	0	0	58,338,677
Energy	23,653,390	0	0	23,653,390
Financials	84,304,762	0	0	84,304,762
Health care	122,422,845	0	0	122,422,845
Industrials	67,203,991	0	0	67,203,991
Information technology	230,875,586	0	0	230,875,586
Materials	21,113,853	0	0	21,113,853
Real estate	23,838,458	0	0	23,838,458
Utilities	25,752,308	0	0	25,752,308
Non-agency mortgage-backed securities	0	4,764	0	4,764
U.S. Treasury securities	530,117,452	0	0	530,117,452
Short-term investments
Investment companies	63,475,331	0	0	63,475,331

	1,433,050,965	43,378	0	1,433,094,343
Futures contracts	1,520,361	0	0	1,520,361

Total assets	$1,434,571,326	$43,378	$0	$1,434,614,704

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of June 30, 2020, the Fund had segregated $8,318,176 as cash collateral for these open futures contracts.

For the nine months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo International Bond Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 10.51%
United States : 10.51%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	3.15%	8-22-2027	$300,000	$343,283
American International Group Incorporated (Financials, Insurance)	2.50	6-30-2025	150,000	158,713
Anheuser-Busch InBev Worldwide Incorporated (Consumer Staples, Beverages)	4.15	1-23-2025	400,000	453,887
Anthem Incorporated (Health Care, Health Care Providers & Services)	2.25	5-15-2030	275,000	282,920
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	2.90	9-12-2027	300,000	336,258
AT&T Incorporated (Communication Services, Diversified Telecommunication Services)	4.35	3-1-2029	250,000	291,429
Bank of America Corporation (3 Month LIBOR +1.21%) (Financials, Banks) ±	3.97	2-7-2030	300,000	349,052
BP Capital Markets America Incorporated (Energy, Oil, Gas & Consumable Fuels)	3.22	4-14-2024	275,000	296,358
Broadcom Incorporated (Information Technology, Semiconductors & Semiconductor Equipment) 144A	3.15	11-15-2025	175,000	185,798
Campbell Soup Company (Consumer Staples, Food Products)	3.65	3-15-2023	72,000	76,816
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)	2.00	5-11-2027	200,000	209,411
Citigroup Incorporated (Financials, Banks)	3.20	10-21-2026	325,000	356,420
Comcast Corporation (Communication Services, Media)	3.70	4-15-2024	400,000	443,890
CVS Health Corporation (Health Care, Health Care Providers & Services)	4.10	3-25-2025	300,000	339,126
Discovery Communications LLC (Communication Services, Media)	3.95	3-20-2028	300,000	335,172
Ford Motor Company (Consumer Discretionary, Automobiles)	8.50	4-21-2023	75,000	79,313
General Motors Company (Consumer Discretionary, Automobile)	5.40	10-2-2023	50,000	54,164
Global Payments Incorporated (Information Technology, IT Services)	3.20	8-15-2029	350,000	374,850
IBM Corporation (Information Technology, IT Services)	3.30	5-15-2026	400,000	450,105
IQVIA Incorporated (Health Care, Health Care Providers & Services) 144A	2.88	6-15-2028	225,000	251,207
JPMorgan Chase & Company (Financials, Banks)	3.30	4-1-2026	200,000	223,547
Mastercard Incorporated (Information Technology, IT Services)	2.95	6-1-2029	400,000	449,608
Microsoft Corporation (Information Technology, Software)	2.40	8-8-2026	300,000	327,511
Oracle Corporation (Information Technology, Software)	2.80	4-1-2027	250,000	272,979
Paypal Holdings Incorporated (Information Technology, IT Services)	1.65	6-1-2025	175,000	181,142
PepsiCo Incorporated (Consumer Staples, Beverages)	1.63	5-1-2030	250,000	254,892
Pfizer Incorporated (Health Care, Pharmaceuticals)	1.70	5-28-2030	175,000	178,054
Qualcomm Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	2.15	5-20-2030	150,000	156,125
The Procter & Gamble Company (Consumer Staples, Household Products)	3.00	3-25-2030	150,000	171,880
UnitedHealth Group Incorporated (Health Care, Health Care Providers & Services)	1.25	1-15-2026	75,000	76,388
The Upjohn Company (Health Care, Health Care Providers & Services) 144A	1.65	6-22-2025	75,000	76,459
Verizon Communications Incorporated (Communication Services, Diversified Telecommunication Services)	4.33	9-21-2028	250,000	300,956
Visa Incorporated (Information Technology, IT Services)	1.90	4-15-2027	75,000	78,386
Walmart Incorporated (Consumer Staples, Food & Staples Retailing)	3.70	6-26-2028	300,000	355,440
Walt Disney Company (Communication Services, Entertainment)	3.80	3-22-2030	150,000	175,132
Total Corporate Bonds and Notes (Cost $8,248,706)				8,946,671

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo International Bond Fund

	Interest rate	Maturity date	Principal		Value
Foreign Corporate Bonds and Notes : 11.47%
Denmark : 9.26%
Nordea Kredit Realkredit AS (Financials, Thrifts & Mortgage Finance)	1.00%	10-1-2050	DKK	11,708,059	$1,752,016
Nykredit Realkredit AS (Financials, Thrifts & Mortgage Finance)	1.00	10-1-2050	DKK	20,467,204	3,064,295
Realkredit Danmark AS (Financials, Thrifts & Mortgage Finance)	1.00	10-1-2050	DKK	20,523,947	3,070,624
					7,886,935

France : 0.36%
Banijay Group SAS (Communication Services, Media)	3.50	3-1-2025	EUR	175,000	187,273
Rubis Terminal Infrastructure SAS (Energy, Oil, Gas & Consumable Fuels) 144A	5.63	5-15-2025	EUR	100,000	116,114
					303,387

Netherlands : 0.54%
Sigma Holdco BV (Consumer Staples, Food Products)	5.75	5-15-2026	EUR	200,000	218,395
United Group BV (Communication Services, Media) 144A	3.13	2-15-2026	EUR	125,000	132,328
Ziggo Bond Company BV (Communication Services, Media) 144A	3.38	2-28-2030	EUR	100,000	105,609
					456,332

United Kingdom : 1.31%
FCE Bank plc (Financials, Banks)	1.66	2-11-2021	EUR	200,000	221,216
Galaxy Bidco Limited (Financials, Insurance)	6.50	7-31-2026	GBP	200,000	249,679
Pinewood Finance Company Limited (Financials, Diversified Financial Services)	3.25	9-30-2025	GBP	100,000	122,051
Synthomer plc (Materials, Chemicals) 144A	3.88	7-1-2025	EUR	100,000	113,754
Victoria plc (Consumer Discretionary, Household Durables)	5.25	7-15-2024	EUR	100,000	104,351
Virgin Media Secured Finance plc (Communication Services, Media) 144A	4.25	1-15-2030	GBP	250,000	306,677
					1,117,728

Total Foreign Corporate Bonds and Notes (Cost $9,889,802)					9,764,382

Foreign Government Bonds : 70.38%
Brazil	10.00	1-1-2023	BRL	1,150,000	240,211
Brazil	10.00	1-1-2025	BRL	685,000	147,409
Canada	0.50	9-1-2025	CAD	4,900,000	3,634,395
Canada 144A	2.55	3-15-2025	CAD	4,500,000	3,605,834
Colombia	6.00	4-28-2028	COP	1,235,000,000	333,660
France ¤	0.00	3-25-2025	EUR	1,475,000	1,698,940
Hungary	1.50	8-24-2022	HUF	85,000,000	273,795
India	7.32	1-28-2024	INR	24,000,000	343,262
Indonesia	7.50	8-15-2032	IDR	35,500,000,000	2,445,114
Indonesia	8.25	5-15-2029	IDR	5,750,000,000	428,402
Indonesia	6.50	6-15-2025	IDR	9,500,000,000	662,772
Italy Buoni Poliennali del Tesoro	0.35	2-1-2025	EUR	1,925,000	2,138,730
Italy Buoni Poliennali del Tesoro	1.35	4-1-2030	EUR	1,350,000	1,535,004
Italy Buoni Poliennali del Tesoro	3.00	8-1-2029	EUR	1,450,000	1,885,621
Japan	0.10	3-20-2027	JPY	555,000,000	5,208,853
Japan	0.10	6-20-2029	JPY	635,000,000	5,939,507
Japan	0.10	12-20-2029	JPY	450,000,000	4,199,055
Korea Treasury Bond	1.88	6-10-2029	KRW	1,200,000,000	1,039,877
Korea Treasury Bond	2.38	3-10-2023	KRW	1,150,000,000	993,970
Malaysia	3.90	11-30-2026	MYR	1,100,000	274,126
Malaysia	3.96	9-15-2025	MYR	600,000	149,978
Mexico	5.75	3-5-2026	MXN	7,850,000	350,582
Mexico	8.00	11-7-2047	MXN	7,150,000	348,549
Mexico	8.50	5-31-2029	MXN	65,410,000	3,368,525
Poland	2.50	1-25-2023	PLN	1,175,000	314,469
Poland	2.75	10-25-2029	PLN	1,175,000	333,868

2

Wells Fargo International Bond Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign Government Bonds (continued)
Queensland Treasury Corporation 144A	4.75%	7-21-2025	AUD	2,350,000	$1,949,777
Republic of Peru	5.70	8-12-2024	PEN	400,000	131,246
Republic of South Africa	8.75	2-28-2048	ZAR	25,750,000	1,168,303
Republic of South Africa	8.75	2-28-2048	ZAR	500,000	22,685
Republic of South Africa	10.50	12-21-2026	ZAR	19,050,000	1,252,179
Romania	3.25	4-29-2024	RON	3,350,000	768,591
Romania	3.40	3-8-2022	RON	600,000	139,390
Romania	4.85	4-22-2026	RON	2,950,000	722,798
Romania	5.00	2-12-2029	RON	3,300,000	823,112
Russia	6.50	2-28-2024	RUB	33,300,000	491,427
Russia	7.00	12-15-2021	RUB	26,000,000	378,341
Singapore	2.63	5-1-2028	SGD	1,650,000	1,345,487
Singapore	2.00	2-1-2024	SGD	1,515,000	1,148,736
Spain Bonos y Obligaciones del Estado ¤	0.00	1-31-2025	EUR	1,000,000	1,130,528
Spain Bonos y Obligaciones del Estado 144A	0.60	10-31-2029	EUR	2,655,000	3,050,806
Thailand	1.45	12-17-2024	THB	11,500,000	383,134
Turkey	10.70	2-17-2021	TRY	1,000,000	147,662
Turkey	11.00	2-24-2027	TRY	400,000	57,080
Turkey	12.20	1-18-2023	TRY	400,000	61,808
United Kingdom Gilt Bond	0.63	6-7-2025	GBP	1,575,000	2,016,911
United Kingdom Gilt Bond	0.75	7-22-2023	GBP	650,000	825,741
Total Foreign Government Bonds (Cost $60,711,543)					59,910,250

U.S. Treasury Securities : 2.76%
U.S. Treasury Bond	1.50	2-15-2030		$1,725,000	1,864,550
U.S. Treasury Bond	2.00	2-15-2050		425,000	486,459
Total U.S. Treasury Securities (Cost $2,356,095)					2,351,009

Yankee Corporate Bonds and Notes : 3.65%
Cayman Islands : 0.62%
Tencent Holdings Limited (Communication Services, Interactive Media & Services) 144A	3.28	4-11-2024		500,000	531,126

France : 0.92%
Danone SA (Consumer Staples, Food Products)	2.95	11-2-2026		500,000	547,837
Electricite de France SA (Utilities, Electric Utilities)	4.50	9-21-2028		200,000	232,841
					780,678

Japan : 0.23%
Takeda Pharmaceutical (Health Care, Pharmaceuticals) %%	2.05	3-31-2030		200,000	197,958

Netherlands : 0.37%
Shell International Finance BV (Energy, Oil, Gas & Consumable Fuels)	2.38	4-6-2025		300,000	318,454

Norway : 0.36%
Equinor ASA (Energy, Oil, Gas & Consumable Fuels)	1.75	1-22-2026		300,000	307,288

Spain : 0.37%
Telefonica Emisiones SAU (Communication Services, Diversified Telecommunication Services)	4.10	3-8-2027		275,000	313,882

United Kingdom : 0.78%
State Grid Overseas Investment Limited (Utilities, Multi-Utilities)	3.50	5-4-2027		275,000	303,844
Vodafone Group plc (Communication Services, Wireless Telecommunication Services)	4.38	5-30-2028		300,000	356,722
					660,566

Total Yankee Corporate Bonds and Notes (Cost $2,865,067)					3,109,952

3

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo International Bond Fund

		Yield	Shares	Value
Short-Term Investments : 1.05%
Investment Companies : 1.05%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.11%	893,291	$893,291

Total Short-Term Investments (Cost $893,291)				893,291

Total investments in securities (Cost $84,964,504)	99.82%			84,975,555
Other assets and liabilities, net	0.18			153,736

Total net assets	100.00%			$85,129,291

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
COP	Colombian peso
DKK	Danish krone
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian Rupee
JPY	Japanese yen
KRW	Republic of Korea won
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian sol
PLN	Polish zloty
RON	Romanian lei
RUB	Russian ruble
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

4

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,100,000 GBP	1,343,335 USD	State Street Bank	7-9-2020	$19,729	$0
687,825 USD	550,000 GBP	State Street Bank	7-9-2020	6,292	0
1,815,000 GBP	2,237,419 USD	State Street Bank	7-9-2020	11,639	0
1,147,816 USD	8,200,000 CNY	State Street Bank	7-29-2020	0	(9,713)
17,350,000 CNY	2,444,695 USD	State Street Bank	7-29-2020	4,467	0
7,165,000 EUR	8,124,716 USD	State Street Bank	8-10-2020	0	(68,016)
125,000 EUR	140,096 USD	State Street Bank	8-10-2020	461	0
179,340 USD	3,375,000 ZAR	State Street Bank	8-11-2020	0	(14,317)
1,423,296 USD	26,785,000 ZAR	State Street Bank	8-11-2020	0	(113,627)
716,000,000 JPY	6,672,407 USD	State Street Bank	8-17-2020	0	(37,456)
1,322,390 USD	20,140,000,000 IDR	State Street Bank	8-19-2020	0	(79,938)
3,714,521 USD	5,175,000 CAD	State Street Bank	8-24-2020	0	(97,806)
51,146 USD	1,150,000 MXN	State Street Bank	8-26-2020	1,476	0
464,726 USD	10,790,000 MXN	State Street Bank	8-26-2020	0	(1,315)
2,405,892 USD	55,860,000 MXN	State Street Bank	8-26-2020	0	(6,809)
424,135 USD	9,400,000 MXN	State Street Bank	8-26-2020	18,131	0
25,250,000 MXN	1,141,011 USD	State Street Bank	8-26-2020	0	(50,415)
4,665,000 MXN	210,805 USD	State Street Bank	8-26-2020	0	(9,314)
220,622 USD	15,750,000 RUB	State Street Bank	9-1-2020	845	0
10,000,000 THB	316,807 USD	State Street Bank	9-8-2020	6,700	0
8,600,000 CZK	360,481 USD	State Street Bank	9-8-2020	2,190	0
7,932,136 USD	52,120,000 DKK	State Street Bank	9-9-2020	62,138	0
11,450,000 EUR	12,972,713 USD	State Street Bank	9-16-2020	0	(87,126)
1,379,056 USD	1,915,000 SGD	State Street Bank	9-28-2020	4,548	0

				$138,616	$(575,852)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized losses	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$446,052	$30,883,340	$(30,436,101)	$0	$0	$12,314	$893,291	1.05%

Wells Fargo International Bond Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$8,946,671	$0	$8,946,671
Foreign corporate bonds and notes	0	9,764,382	0	9,764,382
Foreign government bonds	0	59,910,250	0	59,910,250
U.S. Treasury securities	2,351,009	0	0	2,351,009
Yankee corporate bonds and notes	0	3,109,952	0	3,109,952
Short-term investments
Investment companies	893,291	0	0	893,291
	3,244,300	81,731,255	0	84,975,555
Forward foreign currency contracts	0	138,616	0	138,616

Total assets	$3,244,300	$81,869,871	$0	$85,114,171
Liabilities
Forward foreign currency contracts	$0	$575,852	$0	$575,852

Total liabilities	$0	$575,852	$0	$575,852

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.08%
Communication Services : 0.53%
Interactive Media & Services : 0.53%
Eventbrite Incorporated Class A †	26,760	$229,333

Consumer Discretionary : 9.24%
Auto Components : 2.76%
Dana Incorporated	44,603	543,711
Gentherm Incorporated †	16,759	651,925
		1,195,636

Diversified Consumer Services : 0.25%
Houghton Mifflin Harcourt Company †	60,357	109,246

Hotels, Restaurants & Leisure : 2.44%
Jack in the Box Incorporated	8,905	659,771
Playa Hotels & Resorts NV †	35,457	128,354
Texas Roadhouse Incorporated	5,109	268,580
		1,056,705

Internet & Direct Marketing Retail : 0.92%
Groupon Incorporated †	9,624	174,387
Revolve Group Incorporated †	14,920	221,711
		396,098

Specialty Retail : 1.86%
National Vision Holdings Incorporated †	22,163	676,415
Urban Outfitters Incorporated †	8,289	126,159
		802,574

Textiles, Apparel & Luxury Goods : 1.01%
Carter’s Incorporated	5,412	436,748

Consumer Staples : 4.86%
Food Products : 4.86%
Nomad Foods Limited †	42,645	914,735
The Simply Good Foods Company †	27,923	518,809
TreeHouse Foods Incorporated †	15,224	666,811
		2,100,355

Financials : 20.41%
Banks : 11.42%
Ameris Bancorp	21,889	516,362
Pinnacle Financial Partners Incorporated	13,690	574,843
Renasant Corporation	15,525	386,573
Sterling Bancorp	48,277	565,806
United Community Bank	23,281	468,414
Veritex Holdings Incorporated	23,834	421,862
Webster Financial Corporation	23,538	673,422
Wintrust Financial Corporation	15,038	655,958
Zions Bancorporation	19,915	677,110
		4,940,350

Insurance : 6.83%
Axis Capital Holdings Limited	10,825	439,062
CNO Financial Group Incorporated	57,035	888,035

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

	Shares	Value
Insurance (continued)
First American Financial Corporation	8,970	$430,739
National General Holdings Corporation	38,559	833,260
Reinsurance Group of America Incorporated	4,659	365,452
		2,956,548

Thrifts & Mortgage Finance : 2.16%
Essent Group Limited	25,759	934,279

Health Care : 9.98%
Health Care Equipment & Supplies : 6.40%
AngioDynamics Incorporated †	57,184	581,561
Haemonetics Corporation †	4,823	431,948
Integer Holdings Corporation †	11,522	841,682
Mesa Laboratories Incorporated	746	161,733
STERIS plc	4,880	748,787
		2,765,711

Life Sciences Tools & Services : 3.58%
Bio-Rad Laboratories Incorporated Class A †	2,127	960,319
Bruker Corporation	14,490	589,453
		1,549,772

Industrials : 20.15%
Aerospace & Defense : 1.51%
Hexcel Corporation	14,443	653,112

Building Products : 2.70%
Masonite International Corporation †	15,047	1,170,356

Commercial Services & Supplies : 2.39%
Interface Incorporated	47,927	390,126
Stericycle Incorporated †	11,467	641,923
		1,032,049

Construction & Engineering : 1.05%
APi Group Corporation 144A†	37,339	453,669

Machinery : 5.88%
Altra Industrial Motion Corporation	20,632	657,336
ITT Incorporated	13,116	770,434
SPX Corporation †	27,118	1,115,906
		2,543,676

Professional Services : 0.96%
ASGN Incorporated †	6,224	415,016

Road & Rail : 2.59%
Ryder System Incorporated	17,086	640,896
Saia Incorporated †	4,326	480,965
		1,121,861

Trading Companies & Distributors : 3.07%
Air Lease Corporation	24,982	731,723
Herc Holdings Incorporated †	19,431	597,115
		1,328,838

2

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — June 30, 2020 (unaudited)

		Shares	Value
Information Technology : 14.83%
Communications Equipment : 1.15%
Infinera Corporation †		83,819	$496,208

Electronic Equipment, Instruments & Components : 6.33%
Avnet Incorporated		18,526	516,598
Littelfuse Incorporated		3,546	605,054
SYNNEX Corporation		7,174	859,230
Zebra Technologies Corporation Class A †		2,962	758,124
			2,739,006

IT Services : 2.07%
EVO Payments Incorporated Class A †		23,809	543,559
WNS Holdings Limited ADR †		6,392	351,432
			894,991

Semiconductors & Semiconductor Equipment : 1.95%
Brooks Automation Incorporated		19,056	843,037

Software : 3.33%
Medallia Incorporated †		19,105	482,210
Mimecast Limited †		18,952	789,540
Pagerduty Incorporated †		5,968	170,804
			1,442,554

Materials : 5.85%
Chemicals : 1.22%
Westlake Chemical Corporation		9,856	528,774

Containers & Packaging : 1.74%
Silgan Holdings Incorporated		23,223	752,193

Metals & Mining : 2.89%
Reliance Steel & Aluminum Company		7,454	707,608
Royal Gold Incorporated		4,367	542,905
			1,250,513

Real Estate : 12.23%
Equity REITs : 12.23%
American Homes 4 Rent Class A		8,465	227,709
CoreSite Realty Corporation		9,881	1,196,194
Cousins Properties Incorporated		23,905	713,086
Four Corners Property Trust Incorporated		41,082	1,002,401
Healthcare Realty Trust Incorporated		28,200	825,978
Hudson Pacific Properties Incorporated		15,846	398,685
STAG Industrial Incorporated		31,679	928,830
			5,292,883

Total Common Stocks (Cost $41,680,330)			42,432,091

	Yield
Short-Term Investments : 1.44%
Investment Companies : 1.44%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.11%	624,343	624,343

Total Short-Term Investments (Cost $624,343)			624,343

3

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

		Value
Total investments in securities (Cost $42,304,673)	99.52%	$43,056,434
Other assets and liabilities, net	0.48	205,663

Total net assets	100.00%	$43,262,097

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Shares proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$632,764	$2,416,376	$(2,424,797)	$0	$0	$0	$624,343	1.44%

Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$229,333	$0	$0	$229,333
Consumer discretionary	3,997,007	0	0	3,997,007
Consumer staples	2,100,355	0	0	2,100,355
Financials	8,831,177	0	0	8,831,177
Health care	4,315,483	0	0	4,315,483
Industrials	8,718,577	0	0	8,718,577
Information technology	6,415,796	0	0	6,415,796
Materials	2,531,480	0	0	2,531,480
Real estate	5,292,883	0	0	5,292,883
Short-term investments
Investment companies	624,343	0	0	624,343

Total assets	$43,056,434	$0	$0	$43,056,434

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Opportunity Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.37%
Communication Services : 8.35%
Interactive Media & Services : 7.14%
Alphabet Incorporated Class C †	49,240	$69,606,158
Facebook Incorporated Class A †	197,354	44,813,173
		114,419,331

Wireless Telecommunication Services : 1.21%
T-Mobile US Incorporated †	186,632	19,437,723

Consumer Discretionary : 9.80%
Automobiles : 1.72%
General Motors Company	1,089,146	27,555,394

Internet & Direct Marketing Retail : 3.69%
Amazon.com Incorporated †	21,437	59,140,824

Multiline Retail : 1.29%
Dollar General Corporation	108,656	20,700,055

Specialty Retail : 3.10%
Burlington Stores Incorporated †	150,913	29,719,297
Ulta Beauty Incorporated †	98,453	20,027,309
		49,746,606

Consumer Staples : 2.46%
Food & Staples Retailing : 1.26%
Sysco Corporation	368,994	20,169,212

Household Products : 1.20%
Church & Dwight Company Incorporated	249,486	19,285,268

Energy : 0.68%
Oil, Gas & Consumable Fuels : 0.68%
BP plc	466,403	10,876,518

Financials : 10.77%
Banks : 1.01%
Webster Financial Corporation	568,423	16,262,582

Capital Markets : 5.31%
CME Group Incorporated	94,649	15,384,248
Intercontinental Exchange Incorporated	332,315	30,440,054
S&P Global Incorporated	74,586	24,574,595
The Charles Schwab Corporation	438,966	14,810,713
		85,209,610

Insurance : 4.45%
Chubb Limited	173,516	21,970,596
Marsh & McLennan Companies Incorporated	261,336	28,059,646
Willis Towers Watson plc	107,951	21,260,949
		71,291,191

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Opportunity Fund

	Shares	Value
Health Care : 17.41%
Biotechnology : 1.07%
Alexion Pharmaceuticals Incorporated †	153,648	$17,245,452

Health Care Equipment & Supplies : 5.86%
Align Technology Incorporated †	50,337	13,814,486
Boston Scientific Corporation †	746,002	26,192,130
LivaNova plc †	536,809	25,836,617
Medtronic plc	306,350	28,092,295
		93,935,528

Health Care Providers & Services : 2.38%
Cigna Corporation	96,976	18,197,546
UnitedHealth Group Incorporated	67,679	19,961,921
		38,159,467

Life Sciences Tools & Services : 5.23%
Agilent Technologies Incorporated	305,203	26,970,789
Bio-Rad Laboratories Incorporated Class A †	62,398	28,172,073
Thermo Fisher Scientific Incorporated	79,250	28,715,445
		83,858,307

Pharmaceuticals : 2.87%
Mylan NV †	701,158	11,274,621
Novartis AG ADR	397,705	34,735,555
		46,010,176

Industrials : 14.36%
Aerospace & Defense : 2.65%
Hexcel Corporation	365,948	16,548,169
MTU Aero Engines AG †	149,278	25,989,375
		42,537,544

Building Products : 1.32%
Armstrong World Industries Incorporated	270,390	21,079,604

Commercial Services & Supplies : 1.20%
Republic Services Incorporated	234,805	19,265,750

Electrical Equipment : 1.26%
AMETEK Incorporated	226,842	20,272,870

Industrial Conglomerates : 1.45%
Carlisle Companies Incorporated	194,302	23,252,120

Machinery : 5.15%
Fortive Corporation	384,508	26,015,811
ITT Incorporated	433,536	25,465,905
Otis Worldwide Corporation	282,891	16,085,182
SPX Corporation †	363,634	14,963,539
		82,530,437

Trading Companies & Distributors : 1.33%
United Rentals Incorporated †	143,504	21,387,836

2

Wells Fargo Opportunity Fund	Portfolio of investments — June 30, 2020 (unaudited)

		Shares	Value
Information Technology : 25.32%
Electronic Equipment, Instruments & Components : 1.68%
Amphenol Corporation Class A		280,743	$26,897,987

IT Services : 3.92%
Fidelity National Information Services Incorporated		167,105	22,407,109
MasterCard Incorporated Class A		136,571	40,384,045
			62,791,154

Semiconductors & Semiconductor Equipment : 4.67%
Marvell Technology Group Limited		919,068	32,222,524
Texas Instruments Incorporated		336,483	42,723,247
			74,945,771

Software : 11.29%
Fair Isaac Corporation †		57,456	24,018,906
Palo Alto Networks Incorporated †		99,536	22,860,433
Proofpoint Incorporated †		174,762	19,419,553
RealPage Incorporated †		317,806	20,660,568
Salesforce.com Incorporated †		259,544	48,620,378
ServiceNow Incorporated †		40,191	16,279,766
Workday Incorporated Class A †		155,715	29,174,762
			181,034,366

Technology Hardware, Storage & Peripherals : 3.76%
Apple Incorporated		165,300	60,301,440

Materials : 3.39%
Chemicals : 2.37%
The Sherwin-Williams Company		45,520	26,303,732
Westlake Chemical Corporation		218,442	11,719,413
			38,023,145

Metals & Mining : 1.02%
Steel Dynamics Incorporated		625,854	16,328,531

Real Estate : 6.83%
Equity REITs : 6.83%
American Tower Corporation		111,946	28,942,519
Equinix Incorporated		34,839	24,467,430
Sun Communities Incorporated		206,918	28,074,634
VICI Properties Incorporated		1,388,225	28,028,263
			109,512,846

Total Common Stocks (Cost $1,125,456,935)			1,593,464,645

	Yield
Short-Term Investments : 0.71%
Investment Companies : 0.71%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.11%	11,409,817	11,409,817

Total Short-Term Investments (Cost $11,409,817)			11,409,817

3

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Opportunity Fund

		Value
Total investments in securities (Cost $1,136,866,752)	100.08%	$1,604,874,462
Other assets and liabilities, net	(0.08)	(1,356,519)

Total net assets	100.00%	$1,603,517,943

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated secutities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	$25,484,000	$25,880,225	$(51,364,225)	$0	$0	$0	$0
Wells Fargo Government Money Market Fund Select Class	18,124,846	276,896,849	(283,611,878)	0	0	0	11,409,817

				$0	$0	$0	$11,409,817	0.71%

*	No longer held at the end of the period.

Wells Fargo Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$133,857,054	$0	$0	$133,857,054
Consumer discretionary	157,142,879	0	0	157,142,879
Consumer staples	39,454,480	0	0	39,454,480
Energy	10,876,518	0	0	10,876,518
Financials	172,763,383	0	0	172,763,383
Health care	279,208,930	0	0	279,208,930
Industrials	204,336,786	25,989,375	0	230,326,161
Information technology	405,970,718	0	0	405,970,718
Materials	54,351,676	0	0	54,351,676
Real estate	109,512,846	0	0	109,512,846
Short-term investments
Investment companies	11,409,817	0	0	11,409,817

Total assets	$1,578,885,087	$25,989,375	$0	$1,604,874,462

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Precious Metals Fund	Consolidated portfolio of investments —June 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 94.78%
Australia : 12.22%
Bellevue Gold Limited (Materials, Metals & Mining) †	2,000,000	$1,474,332
Evolution Mining Limited (Materials, Metals & Mining)	2,700,000	10,725,717
Newcrest Mining Limited (Materials, Metals & Mining)	802,294	17,790,133
Northern Star Resources Limited (Materials, Metals & Mining)	1,747,222	16,478,065
Saracen Mineral Holdings Limited (Materials, Metals & Mining) †	1,700,000	6,474,690
		52,942,937

Canada : 62.38%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	148,164	9,491,386
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	2,242,100
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	125,370	8,027,706
Alacer Gold Corporation (Materials, Metals & Mining) †	1,120,000	7,697,113
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	1,373,980	12,812,748
B2Gold Corporation (Materials, Metals & Mining)	3,700,000	21,040,071
Barrick Gold Corporation (Materials, Metals & Mining)	1,651,723	44,497,418
Centerra Gold Incorporated (Materials, Metals & Mining)	250,000	2,789,850
Centerra Gold Incorporated-Legend Shares (Materials, Metals & Mining) 144A	250,000	2,789,850
Endeavour Mining Corporation (Materials, Metals & Mining) †	375,000	9,073,917
Franco-Nevada Corporation-Legend Shares (Materials, Metals & Mining) 144A	130,948	18,292,787
Kinross Gold Corporation (Materials, Metals & Mining) †	3,300,553	23,825,442
Kirkland Lake Gold Limited (Materials, Metals & Mining)	494,094	20,344,619
Lundin Gold Incorporated (Materials, Metals & Mining) †	660,000	6,193,577
MAG Silver Corporation (Materials, Metals & Mining) †	720,000	10,161,461
MAG Silver Corporation-Legend Shares (Materials, Metals & Mining)	100,000	1,411,314
Orla Mining Limited (Materials, Metals & Mining) †	400,000	1,125,516
Pan American Silver Corporation (Materials, Metals & Mining)	390,000	11,852,100
SilverCrest Metals Incorporated (Materials, Metals & Mining) †	500,000	4,585,298
SSR Mining Incorporated (Materials, Metals & Mining) †	400,000	8,532,000
Torex Gold Resources Incorporated (Materials, Metals & Mining) †	395,000	6,223,519
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)	185,000	2,914,813
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)	266,250	4,194,967
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	12,950	569,567
Wheaton Precious Metals Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	500,000	22,025,000
Yamana Gold Incorporated (Materials, Metals & Mining)	1,400,000	7,610,489
		270,324,628

South Africa : 6.43%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	450,591	13,287,929
Gold Fields Limited ADR (Materials, Metals & Mining)	1,550,000	14,570,000
		27,857,929

United States : 13.75%
Newmont Goldcorp Corporation (Materials, Metals & Mining)	671,802	41,477,055
Newmont Goldcorp Corporation-Toronto Exchange Traded Shares (Materials, Metals & Mining)	131,348	8,115,402
Royal Gold Incorporated (Materials, Metals & Mining)	80,436	9,999,804
		59,592,261

Total Common Stocks (Cost $185,096,454)		410,717,755

	Troy ounces
Commodities : 3.16%
Gold Bullion **	4,248	13,693,021
Total Other (Cost $4,532,552)		13,693,021

1

Consolidated portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Precious Metals Fund

		Yield	Shares	Value
Short-Term Investments : 2.06%
Investment Companies : 2.06%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.11%	8,942,162	$8,942,162

Total Short-Term Investments (Cost $8,942,162)				8,942,162

Total investments in securities (Cost $198,571,168)	100.00%			433,352,938
Other assets and liabilities, net	0.00			1,022

Total net assets	100.00%			$433,353,960

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
**	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt

The accompanying notes are an integral part of these financial statements.

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated secutities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$8,534,060	$19,327,115	$(18,919,013)	$0	$0	$0	$8,942,162	2.06%

Wells Fargo Precious Metals Fund (the “Fund”)

Notes to Consolidated portfolio of investments – June 30, 2020 (unaudited)

Investment in subsidiary

The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of June 30, 2020, the Subsidiary held $13,693,021 in gold bullion representing 100.35% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of June 30, 2020, the Fund held $13,651,074, in the Subsidiary, representing 3.15% of the Fund’s net assets prior to consolidation.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

T The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$52,942,937	$0	$52,942,937
Canada	238,478,797	31,845,831	0	270,324,628
South Africa	27,857,929	0	0	27,857,929
United States	59,592,261	0	0	59,592,261
Commodities	13,693,021	0	0	13,693,021
Short-term investments
Investment companies	8,942,162	0	0	8,942,162

Total assets	$348,564,170	$84,788,768	$0	$433,352,938

Additional sector, industry or geographic detail is included in the Consolidated portfolio of investments.

For the three months ended June 30, 2020 the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 97.79%
Communication Services : 1.86%
Media : 1.86%
Discovery Communications Incorporated Class C †	8,468,100	$163,095,606

Consumer Discretionary : 8.78%
Auto Components : 3.12%
Aptiv plc	2,154,815	167,903,185
Lear Corporation	977,000	106,512,540
		274,415,725

Hotels, Restaurants & Leisure : 2.56%
Vail Resorts Incorporated	452,200	82,368,230
Yum China Holdings Incorporated	2,971,700	142,849,619
		225,217,849

Household Durables : 2.54%
D.R. Horton Incorporated	1,900,700	105,393,815
Mohawk Industries Incorporated †	1,159,200	117,960,192
		223,354,007

Textiles, Apparel & Luxury Goods : 0.56%
PVH Corporation	1,015,900	48,813,995

Consumer Staples : 5.33%
Beverages : 1.02%
Keurig Dr. Pepper Incorporated	3,172,500	90,099,000

Food & Staples Retailing : 1.31%
BJ’s Wholesale Club Holdings Incorporated †	3,085,981	115,014,512

Household Products : 3.00%
Reynolds Consumer Products Incorporated	7,581,900	263,395,206

Energy : 3.62%
Energy Equipment & Services : 1.18%
Baker Hughes Incorporated	3,348,434	51,532,399
National Oilwell Varco Incorporated	4,256,600	52,143,350
		103,675,749

Oil, Gas & Consumable Fuels : 2.44%
Cimarex Energy Company	1,278,200	35,137,718
Devon Energy Corporation	2,313,800	26,238,492
Hess Corporation	1,073,800	55,633,578
Valero Energy Corporation	1,131,000	66,525,420
WPX Energy Incorporated †	4,856,300	30,983,194
		214,518,402

Financials : 16.19%
Banks : 5.12%
Fifth Third Bancorp	7,184,400	138,515,232
PacWest Bancorp	3,542,400	69,820,704
Regions Financial Corporation	13,649,400	151,781,328
Zions Bancorporation	2,633,600	89,542,400
		449,659,664

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Special Mid Cap Value Fund

	Shares	Value
Capital Markets : 0.29%
Cboe Global Markets Incorporated	274,158	$25,573,458

Insurance : 9.37%
Arch Capital Group Limited †	7,483,808	214,411,099
Brown & Brown Incorporated	6,086,100	248,069,436
Fidelity National Financial Incorporated	2,244,600	68,819,436
Loews Corporation	3,326,900	114,079,401
RenaissanceRe Holdings Limited	88,261	15,095,279
The Allstate Corporation	1,682,900	163,224,471
		823,699,122

Mortgage REITs : 1.41%
Annaly Capital Management Incorporated	18,851,800	123,667,808

Health Care : 12.21%
Health Care Equipment & Supplies : 7.52%
Alcon Incorporated †	4,689,400	268,796,408
Varian Medical Systems Incorporated †	1,934,200	236,978,184
Zimmer Biomet Holdings Incorporated	1,297,000	154,809,920
		660,584,512

Health Care Providers & Services : 3.28%
Humana Incorporated	410,800	159,287,700
Universal Health Services Incorporated Class B	1,382,100	128,383,269
		287,670,969

Life Sciences Tools & Services : 1.41%
Charles River Laboratories International Incorporated †	712,400	124,206,940

Industrials : 18.16%
Building Products : 1.88%
Masco Corporation	3,286,200	165,000,102

Commercial Services & Supplies : 2.38%
Republic Services Incorporated	2,544,775	208,798,789

Construction & Engineering : 2.07%
Jacobs Engineering Group Incorporated	2,140,400	181,505,920

Industrial Conglomerates : 1.90%
Carlisle Companies Incorporated	1,398,742	167,387,455

Machinery : 4.02%
Cummins Incorporated	514,400	89,124,944
Pentair plc	1,114,600	42,343,654
Stanley Black & Decker Incorporated	1,589,500	221,544,510
		353,013,108

Road & Rail : 2.50%
Kansas City Southern	1,474,600	220,143,034

Trading Companies & Distributors : 3.41%
AerCap Holdings NV †	4,989,200	153,667,360
United Rentals Incorporated †	980,800	146,178,432
		299,845,792

Information Technology : 10.43%
Communications Equipment : 1.31%
Juniper Networks Incorporated	5,014,600	114,633,756

2

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Electronic Equipment, Instruments & Components : 1.65%
CDW Corporation of Delaware	416,407	$48,378,165
FLIR Systems Incorporated	2,387,000	96,840,590
		145,218,755

IT Services : 4.05%
Amdocs Limited	4,134,000	251,677,920
Euronet Worldwide Incorporated †	1,090,500	104,491,710
		356,169,630

Semiconductors & Semiconductor Equipment : 1.76%
Analog Devices Incorporated	1,262,400	154,820,736

Software : 0.48%
Synopsys Incorporated †	215,300	41,983,500

Technology Hardware, Storage & Peripherals : 1.18%
NCR Corporation †	5,971,320	103,423,262

Materials : 6.54%
Chemicals : 2.99%
Celanese Corporation Series A	1,049,200	90,587,928
PPG Industries Incorporated	1,620,700	171,891,442
		262,479,370

Construction Materials : 0.92%
Vulcan Materials Company	697,800	80,840,130

Containers & Packaging : 2.01%
AptarGroup Incorporated	666,400	74,623,472
Packaging Corporation of America	1,026,313	102,426,037
		177,049,509

Metals & Mining : 0.62%
Barrick Gold Corporation	2,022,300	54,480,762

Real Estate : 8.46%
Equity REITs : 5.80%
American Campus Communities Incorporated	3,637,205	127,156,687
Invitation Homes Incorporated	7,257,428	199,796,993
Mid-America Apartment Communities Incorporated	1,041,400	119,417,338
Park Hotels & Resorts Incorporated	2,033,000	20,106,370
VEREIT Incorporated	6,767,100	43,512,453
		509,989,841

Real Estate Management & Development : 2.66%
CBRE Group Incorporated Class A †	5,162,300	233,439,206

Utilities : 6.21%
Electric Utilities : 3.91%
American Electric Power Company Incorporated	2,050,560	163,306,598
FirstEnergy Corporation	4,642,700	180,043,908
		343,350,506

Water Utilities : 2.30%
American Water Works Company Incorporated	1,572,000	202,253,520

3

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Special Mid Cap Value Fund

			Shares	Value
Total Common Stocks (Cost $8,220,760,367)				$8,592,489,207

		Yield
Short-Term Investments : 1.64%
Investment Companies : 1.64%
Securities Lending Cash Investments LLC (l)(u)		0.00%	500	500
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.11	144,139,370	144,139,370
Total Short-Term Investments (Cost $144,139,870)				144,139,870

Total investments in securities (Cost $8,364,900,237)	99.43%			8,736,629,077
Other assets and liabilities, net	0.57			50,493,537

Total net assets	100.00%			$8,787,122,614

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust

4

Written Options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Cboe Global Markets Incorporated	Bank of America	(2,500)	$(27,500,000)	$110.00	7-17-2020	$(4,256,600)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$43,068,625	$(43,072,795)	$4,670	$0	$22,987	#	$500
Wells Fargo Government Money Market Fund Select Class	528,149,536	1,946,536,104	(2,330,546,270)	0	0	3,358,024		144,139,370

				$4,670	$0	$3,381,011		$144,139,870	1.64%

#	Amount shown represents income before fees and rebates.

Wells Fargo Special Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Certain interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Options

The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$163,095,606	$0	$0	$163,095,606
Consumer discretionary	771,801,576	0	0	771,801,576
Consumer staples	468,508,718	0	0	468,508,718
Energy	318,194,151	0	0	318,194,151
Financials	1,422,600,052	0	0	1,422,600,052
Health care	1,072,462,421	0	0	1,072,462,421
Industrials	1,595,694,200	0	0	1,595,694,200
Information technology	916,249,639	0	0	916,249,639
Materials	574,849,771	0	0	574,849,771
Real estate	743,429,047	0	0	743,429,047
Utilities	545,604,026	0	0	545,604,026
Short-term investments
Investment companies	144,139,870	0	0	144,139,870

Total assets	$8,736,629,077	$0	$0	$8,736,629,077

Liabilities
Written options	$0	$4,256,600	$0	$4,256,600

Total liabilities	$0	$4,256,600	$0	$4,256,600

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value

Common Stocks : 95.88%

Communication Services : 0.17%

Media : 0.17%
A.H. Belo Corporation Class A (l)	2,012,189	$3,481,087
Gannett Company Incorporated	1,411,831	1,948,327
		5,429,414

Consumer Discretionary : 6.40%

Diversified Consumer Services : 0.84%
Franchise Group Incorporated	539,552	11,805,398
ServiceMaster Global Holdings Incorporated †	399,900	14,272,431
		26,077,829

Hotels, Restaurants & Leisure : 2.97%
Denny’s Corporation (l)†	3,722,300	37,595,230
Dine Brands Global Incorporated	709,202	29,857,404
Jack in the Box Incorporated	338,300	25,064,647
		92,517,281

Household Durables : 1.40%
Helen of Troy Limited †	232,500	43,840,200

Specialty Retail : 0.47%
American Eagle Outfitters Incorporated	1,341,500	14,622,350

Textiles, Apparel & Luxury Goods : 0.72%
Delta Apparel Incorporated (l)†	559,902	6,786,012
Steven Madden Limited	635,000	15,678,150
		22,464,162

Consumer Staples : 13.04%

Beverages : 1.02%
Primo Water Corporation	2,304,900	31,692,375

Food & Staples Retailing : 2.21%
BJ’s Wholesale Club Holdings Incorporated †	1,850,981	68,986,062

Food Products : 6.40%
Hostess Brands Incorporated †	2,521,235	30,809,492
J & J Snack Foods Corporation	539,057	68,530,316
Nomad Foods Limited †	4,043,829	86,740,132
Tootsie Roll Industries Incorporated	127,298	4,362,502
TreeHouse Foods Incorporated †	208,285	9,122,883
		199,565,325

Household Products : 2.97%
Central Garden & Pet Company (l)†	799,422	28,771,198
Central Garden & Pet Company Class A †	819,033	27,675,125
Spectrum Brands Holdings Incorporated	791,969	36,351,377
		92,797,700

Personal Products : 0.44%
Edgewell Personal Care Company †	444,600	13,853,736

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Special Small Cap Value Fund

	Shares	Value

Energy : 1.03%

Energy Equipment & Services : 0.42%
Forum Energy Technologies Incorporated †	3,414,891	$1,803,404
Patterson-UTI Energy Incorporated	3,228,710	11,203,624

		13,007,028

Oil, Gas & Consumable Fuels : 0.61%
Berry Petroleum Corporation	1,684,285	8,135,097
Magnolia Oil & Gas Corporation †	1,808,916	10,962,031

		19,097,128

Financials : 20.45%

Banks : 10.60%
Associated Banc Corporation	2,339,156	31,999,654
CVB Financial Corporation	1,281,190	24,009,501
First Citizens BancShares Corporation Class A	168,451	68,226,024
First Hawaiian Incorporated	2,072,490	35,729,728
Hancock Holding Company	1,256,745	26,642,994
IBERIABANK Corporation	321,651	14,647,987
Renasant Corporation	1,343,535	33,454,022
South State Corporation	492,861	23,489,755
UMB Financial Corporation	1,408,226	72,594,050

		330,793,715

Capital Markets : 2.31%
Apollo Investment Corporation	1,582,586	15,145,348
Artisan Partners Asset Management Incorporated Class A	616,609	20,039,793
Collier Creek Holdings Class A †	606,300	8,306,310
Glassbridge Enterprises Incorporated (l)†	1,527	137,430
New Mountain Finance Corporation	2,304,350	21,407,412
Westwood Holdings Group Incorporated (l)	438,883	6,912,407

		71,948,700

Insurance : 5.78%
CNO Financial Group Incorporated	1,080,699	16,826,483
Enstar Group Limited †	227,387	34,737,912
National Western Life Group Class A	43,759	8,891,391
ProAssurance Corporation	1,133,347	16,399,531
Stewart Information Services Corporation	910,895	29,613,196
The Hanover Insurance Group Incorporated	455,391	46,144,770
White Mountains Insurance Group Limited	31,165	27,673,585

		180,286,868

Mortgage REITs : 1.76%
Apollo Commercial Real Estate Finance Incorporated	1,788,415	17,544,351
New York Mortgage Trust Incorporated	4,627,881	12,078,769
Two Harbors Investment Corporation	5,001,796	25,209,052

		54,832,172

Health Care : 2.43%

Health Care Equipment & Supplies : 0.82%
Natus Medical Incorporated †	559,129	12,200,195
Varex Imaging Corporation †	889,212	13,471,562

		25,671,757

Health Care Providers & Services : 0.62%
Hanger Incorporated †	299,613	4,961,591

2

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value

Health Care Providers & Services (continued)
Premier Incorporated Class A †	419,000	$14,363,320

		19,324,911

Pharmaceuticals : 0.99%
Prestige Consumer Healthcare Incorporated †	816,700	30,675,252

Industrials : 22.38%

Aerospace & Defense : 0.88%
Parsons Corporation †	761,798	27,607,560

Building Products : 4.68%
CSW Industrials Incorporated (l)	870,527	60,162,121
Griffon Corporation	835,585	15,475,034
Quanex Building Products Corporation (l)	1,876,386	26,044,238
Simpson Manufacturing Company Incorporated	524,259	44,226,489

		145,907,882

Commercial Services & Supplies : 3.25%
ACCO Brands Corporation	1,828,948	12,985,531
Deluxe Corporation	783,231	18,437,258
Ennis Incorporated	1,139,093	20,663,147
Healthcare Services Group Incorporated	1,262,696	30,885,544
Viad Corporation	972,590	18,498,662

		101,470,142

Construction & Engineering : 0.45%
APi Group Corporation †144A	1,157,400	14,062,410

Electrical Equipment : 1.43%
Atkore International Incorporated †	1,634,708	44,709,264

Machinery : 9.05%
Alamo Group Incorporated	209,100	21,462,024
Douglas Dynamics Incorporated	892,415	31,341,615
Franklin Electric Company Incorporated	1,348,482	70,822,275
Harsco Corporation †	1,322,300	17,864,273
Kadant Incorporated	309,672	30,861,912
Mayville Engineering Company Incorporated †	615,034	4,858,769
Mueller Industries Incorporated	2,654,658	70,560,810
NN Incorporated	827,847	3,923,995
Trimas Corporation †	1,272,140	30,467,753

		282,163,426

Professional Services : 1.63%
CBIZ Incorporated †	753,800	18,068,586
Korn Ferry International	1,068,842	32,845,515

		50,914,101

Road & Rail : 0.64%
Werner Enterprises Incorporated	456,968	19,891,817

Trading Companies & Distributors : 0.37%
Air Lease Corporation	389,300	11,402,597

Information Technology : 7.82%

Communications Equipment : 0.49%
NETGEAR Incorporated †	586,282	15,178,841

3

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Special Small Cap Value Fund

	Shares	Value

Electronic Equipment, Instruments & Components : 2.09%
Badger Meter Incorporated	211,615	$13,314,816
Belden Incorporated	530,268	17,260,223
Littelfuse Incorporated	27,200	4,641,136
Novanta Incorporated †	171,635	18,325,469
Rogers Corporation †	94,200	11,737,320

		65,278,964

IT Services : 1.67%
Euronet Worldwide Incorporated †	132,200	12,667,404
MAXIMUS Incorporated	385,700	27,172,565
Sykes Enterprises Incorporated †	444,400	12,292,104

		52,132,073

Semiconductors & Semiconductor Equipment : 2.13%
Brooks Automation Incorporated	751,806	33,259,897
Cabot Microelectronics Corporation	158,683	22,142,626
DSP Group Incorporated †	698,148	11,086,590

		66,489,113

Software : 1.44%
ACI Worldwide Incorporated †	501,102	13,524,743
BlackBerry Limited NYSE †	2,948,300	14,417,187
Verint Systems Incorporated †	372,400	16,825,032

		44,766,962

Materials : 16.14%

Chemicals : 7.19%
Element Solutions Incorporated †	1,460,692	15,848,508
Ferro Corporation †	705,200	8,420,088
Huntsman Corporation	984,200	17,686,074
Ingevity Corporation †	307,500	16,165,275
Innospec Incorporated	1,095,354	84,616,097
PolyOne Corporation	2,567,057	67,333,905
PQ Group Holdings Incorporated †	1,081,327	14,316,769

		224,386,716

Construction Materials : 2.81%
Eagle Materials Incorporated	1,246,308	87,515,744

Containers & Packaging : 2.28%
Myers Industries Incorporated	1,190,031	17,314,951
Silgan Holdings Incorporated	1,662,890	53,861,007

		71,175,958

Metals & Mining : 0.74%
Compass Minerals International Incorporated	472,300	23,024,625

Paper & Forest Products : 3.12%
Neenah Incorporated (l)	1,245,461	61,600,501
Schweitzer-Mauduit International Incorporated	1,072,392	35,828,617

		97,429,118

Real Estate : 1.45%

Equity REITs : 1.45%
Acadia Realty Trust	1,247,467	16,192,122

4

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — June 30, 2020 (unaudited)

			Shares	Value
Equity REITs (continued)
Washington REIT			1,309,110	$29,062,242

				45,254,364

Utilities : 4.57%

Electric Utilities : 4.57%
ALLETE Incorporated			511,100	27,911,171
Hawaiian Electric Industries Incorporated			1,607,982	57,983,831
IDACORP Incorporated			646,800	56,510,916

				142,405,918

Total Common Stocks (Cost $3,183,456,388)				2,990,651,560

Exchange-Traded Funds : 0.83%
iShares Russell 2000 Value Index ETF			267,100	26,031,566

Total Exchange-Traded Funds (Cost $25,350,630)				26,031,566

		Dividend yield

Preferred Stocks : 0.09%

Industrials : 0.09%

Industrial Conglomerates : 0.09%
Steel Partners Holdings LP		9.23%	162,789	2,645,321

Total Preferred Stocks (Cost $2,234,103)				2,645,321

		Yield

Short-Term Investments : 2.16%

Investment Companies : 2.16%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.11	67,359,903	67,359,903

Total Short-Term Investments (Cost $67,359,903)				67,359,903

Total investments in securities (Cost $3,278,401,024)	98.96%			3,086,688,350
Other assets and liabilities, net	1.04			32,519,556

Total net assets	100.00%			$3,119,207,906

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust

5

Written Options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Put
Air Lease Corporation	Bank of America	1,000	$3,000,000	$30	7-17-2020	$(227,000)
iShares Russell 2000 Value Index ETF	Bank of America	770	10,010,000	130	7-17-2020	(80,850)
iShares Russell 2000 Value Index ETF	Bank of America	520	7,020,000	135	7-17-2020	(97,760)

						$(405,610)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Common Stocks
Communication Services
Media
A.H. Belo Corporation Class A	$3,460,965	$0	$0	$0	$20,122	$160,975		$3,481,087
Consumer Discretionary
Hotels, Restaurants & Leisure
Denny’s Corporation †	28,951,496	3,002,612	(4,203,535)	(3,158,137)	13,002,794	0		37,595,230
Dine Brands Global Incorporated *	27,527,121	828,082	(12,036,051)	(5,680,528)	19,218,780	0		29,857,404
Textiles, Apparel & Luxury Goods
Delta Apparel Incorporated †	5,828,580	0	0	0	957,432	0		6,786,012
Consumer Staples
Household Products
Central Garden & Pet Company †	21,984,105	0	0	0	6,787,093	0		28,771,198
Financials
Capital Markets
Glassbridge Enterprises Incorporated †	76,365	0	0	0	61,065	0		137,430
Westwood Holdings Group Incorporated	7,999,328	30,304	0	0	(1,117,225)	0		6,912,407
Industrials
Building Products
CSW Industrials Incorporated	53,025,835	3,424,928	0	0	3,711,358	114,575		60,162,121
Quanex Building Products Corporation	17,678,576	1,317,295	0	0	7,048,367	147,543		26,044,238
Materials
Paper and Forest Products
Neenah Incorporated	48,908,342	5,168,471	0	0	7,523,688	569,645		61,600,501
								261,347,628	8.38%

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC **	6,657,880	566,823	(7,225,120)	686	(269)	1,210	#	0
Wells Fargo Government Money Market Fund Select Class	66,773,903	250,506,740	(249,920,740)	0	0	36,691		67,359,903
								67,359,903	2.16

				$(8,837,979)	$57,213,205	$1,030,639		$328,707,531	10.54%

†	Non-income-earning security
*	No longer an affiliate of the Fund at the end of the period
**	No longer held at the end of the period
#	Amount shown represents income before fees and rebates.

Wells Fargo Special Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Options

The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$5,429,414	$0	$0	$5,429,414
Consumer discretionary	199,521,822	0	0	199,521,822
Consumer staples	406,895,198	0	0	406,895,198
Energy	32,104,156	0	0	32,104,156
Financials	637,724,025	137,430	0	637,861,455
Health care	75,671,920	0	0	75,671,920
Industrials	698,129,199	0	0	698,129,199
Information technology	243,845,953	0	0	243,845,953
Materials	503,532,161	0	0	503,532,161
Real estate	45,254,364	0	0	45,254,364
Utilities	142,405,918	0	0	142,405,918
Exchange-traded funds	26,031,566	0	0	26,031,566
Preferred stocks
Industrials	2,645,321	0	0	2,645,321
Short-term investments
Investment companies	67,359,903	0	0	67,359,903

Total assets	$3,086,550,920	$137,430	$0	$3,086,688,350

Liabilities
Written options	$0	$405,610	$0	$405,610

Total liabilities	$0	$405,610	$0	$405,610

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended June 30, 2020 the Fund did not have any transfers into/out of Level 3.

Wells Fargo Specialized Technology Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 97.46%
Communication Services : 10.01%
Entertainment : 3.13%
Activision Blizzard Incorporated	53,590	$4,067,481
NetEase Incorporated ADR	6,005	2,578,427
Netflix Incorporated †	9,170	4,172,717
Spotify Technology SA †	2,440	629,984
Zynga Incorporated Class A †	601,915	5,742,269
		17,190,878
Interactive Media & Services : 6.88%
Alphabet Incorporated Class C †	4,995	7,060,982
Facebook Incorporated Class A †	123,140	27,961,400
Pinterest Incorporated Class A †	24,340	539,618
Snap Incorporated Class A †	95,365	2,240,124
		37,802,124
Consumer Discretionary : 9.83%
Automobiles : 0.64%
Tesla Motors Incorporated †	3,230	3,487,786
Internet & Direct Marketing Retail : 9.19%
Alibaba Group Holding Limited ADR †	5,035	1,086,050
Amazon.com Incorporated †	15,610	43,065,176
Booking Holdings Incorporated †	2,605	4,148,046
Expedia Group Incorporated	11,870	975,714
JD.com Incorporated ADR †	19,990	1,202,998
		50,477,984
Health Care : 0.89%
Health Care Technology : 0.89%
Veeva Systems Incorporated Class A †	20,895	4,898,206
Industrials : 0.16%
Electrical Equipment : 0.16%
Bloom Energy Corporation Class A †	79,420	864,090
Information Technology : 76.47%
Communications Equipment : 0.10%
Telefonaktiebolaget LM Ericsson ADR	60,795	565,394
Electronic Equipment, Instruments & Components : 1.82%
Amphenol Corporation Class A	18,295	1,752,844
Cognex Corporation	18,120	1,082,126
Flex Limited †	148,400	1,521,100
IPG Photonics Corporation †	9,700	1,555,783
Samsung SDI Company Limited	13,300	4,066,629
		9,978,482
IT Services : 19.75%
Adyen NV 144A†	1,210	1,761,147
Akamai Technologies Incorporated †	5,075	543,482
DXC Technology Company	40,585	669,653

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Specialized Technology Fund

	Shares	Value
IT Services (continued)
Fidelity National Information Services Incorporated	33,811	$4,533,717
Fiserv Incorporated †	46,195	4,509,556
Global Payments Incorporated	29,459	4,996,836
MasterCard Incorporated Class A	22,315	6,598,546
MongoDB Incorporated †	62,090	14,053,451
Okta Incorporated †	104,735	20,971,089
PayPal Holdings Incorporated †	83,700	14,583,051
Shopify Incorporated Class A †	4,790	4,546,668
Square Incorporated Class A †	63,115	6,623,288
Twilio Incorporated Class A †	99,535	21,839,970
Visa Incorporated Class A	11,555	2,232,079
		108,462,533
Semiconductors & Semiconductor Equipment : 14.45%
Advanced Micro Devices Incorporated †	136,865	7,200,468
Analog Devices Incorporated	19,000	2,330,160
ASML Holding NV	11,215	4,127,456
Cree Incorporated †	31,930	1,889,937
Intel Corporation	24,150	1,444,895
KLA-Tencor Corporation	4,480	871,270
Lam Research Corporation	16,000	5,175,360
Marvell Technology Group Limited	50,565	1,772,809
Microchip Technology Incorporated	33,185	3,494,712
Micron Technology Incorporated †	173,440	8,935,629
NVIDIA Corporation	40,310	15,314,172
NXP Semiconductors NV	24,580	2,803,103
Qorvo Incorporated †	20,290	2,242,654
QUALCOMM Incorporated	58,330	5,320,279
Skyworks Solutions Incorporated	51,305	6,559,857
STMicroelectronics NV NY Shares	134,655	3,690,894
Taiwan Semiconductor Manufacturing Company Limited ADR	31,110	1,766,115
Teradyne Incorporated	25,145	2,125,004
Tokyo Electron Limited	9,400	2,319,392
		79,384,166
Software : 31.17%
Alteryx Incorporated Class A †	53,865	8,848,942
Atlassian Corporation plc Class A †	95,935	17,294,202
Autodesk Incorporated †	4,750	1,136,153
Avalara Incorporated †	4,525	602,232
Coupa Software Incorporated †	3,755	1,040,285
Crowdstrike Holdings Incorporated Class A †	144,355	14,477,363
Datadog Incorporated Class A †	26,825	2,332,434
DocuSign Incorporated †	28,825	4,963,953
Elastic NV †	13,045	1,202,879
Fortinet Incorporated †	5,960	818,129
HubSpot Incorporated †	37,515	8,416,490
Microsoft Corporation	207,325	42,192,711
Palo Alto Networks Incorporated †	6,770	1,554,866
Paycom Software Incorporated †	44,285	13,716,393
RingCentral Incorporated Class A †	65,150	18,568,402
ServiceNow Incorporated †	2,790	1,130,117
Slack Technologies Incorporated Class A †	126,215	3,924,024
Smartsheet Incorporated Class A †	10,745	547,135
Splunk Incorporated †	32,030	6,364,361
Workday Incorporated Class A †	2,985	559,270
Zendesk Incorporated †	12,150	1,075,640
Zoom Video Communications Incorporated †	32,095	8,137,366
Zscaler Incorporated †	112,655	12,335,723
		171,239,070

2

Wells Fargo Specialized Technology Fund	Portfolio of investments — June 30, 2020 (unaudited)

			Shares	Value
Technology Hardware, Storage & Peripherals : 9.18%
Apple Incorporated			108,950	$39,744,960
Pure Storage Incorporated Class A †			228,990	3,968,397
Samsung Electronics Company Limited			151,103	6,688,972
				50,402,329
Real Estate : 0.10%
Equity REITs : 0.10%
Equinix Incorporated			800	561,840
Total Common Stocks (Cost $305,704,304)				535,314,882

		Yield
Short-Term Investments : 2.67%
Investment Companies : 2.67%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.11%	14,666,113	14,666,113
Total Short-Term Investments (Cost $14,666,113)				14,666,113
Total investments in securities (Cost $320,370,417)	100.13%			549,980,995
Other assets and liabilities, net	(0.13)			(690,176)
Total net assets	100.00%			$549,290,819

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of priod	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	$53,595	$0	$(53,600)	$11	$(6)	5	#	$0
Wells Fargo Government Money Market Fund Select Class	18,610,094	92,929,178	(96,873,159)	0	0	11,662		14,666,113

				$11	$(6)	$11,667		$14,666,113	2.67%

*	No longer held at the end of the period
#	Amount shown represents income before fees and rebates.

Wells Fargo Specialized Technology Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$54,993,002	$0	$0	$54,993,002
Consumer discretionary	53,965,770	0	0	53,965,770
Health care	4,898,206	0	0	4,898,206
Industrials	864,090	0	0	864,090
Information technology	406,956,981	13,074,993	0	420,031,974
Real estate	561,840	0	0	561,840
Short-term investments
Investment companies	14,666,113	0	0	14,666,113

Total assets	$536,906,002	$13,074,993	$0	$549,980,995

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Utility and Telecommunications Fund	Portfolio of investments — June 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 95.60%
Communication Services : 10.67%
Diversified Telecommunication Services : 3.24%
Verizon Communications Incorporated	235,998	$13,010,570

Media : 4.36%
Comcast Corporation Class A	450,200	17,548,796

Wireless Telecommunication Services : 3.07%
Shenandoah Telecommunications Company	250,810	12,362,425

Consumer Discretionary : 0.59%
Specialty Retail : 0.59%
The Home Depot Incorporated	9,418	2,359,303

Consumer Staples : 0.49%
Food & Staples Retailing : 0.49%
Walmart Incorporated	16,335	1,956,606

Energy : 0.64%
Oil, Gas & Consumable Fuels : 0.64%
Phillips 66	35,880	2,579,772

Financials : 0.48%
Banks : 0.48%
JPMorgan Chase & Company	20,461	1,924,562

Health Care : 1.13%
Biotechnology : 0.55%
Amgen Incorporated	9,458	2,230,764

Health Care Providers & Services : 0.58%
UnitedHealth Group Incorporated	7,915	2,334,529

Information Technology : 11.39%
Communications Equipment : 2.77%
Cisco Systems Incorporated	238,967	11,145,421

IT Services : 8.62%
MasterCard Incorporated Class A	35,630	10,535,791
Visa Incorporated Class A	125,000	24,146,250
		34,682,041

Real Estate : 0.58%
Equity REITs : 0.58%
American Tower Corporation	8,961	2,316,777

Utilities : 69.63%
Electric Utilities : 41.16%
Alliant Energy Corporation	271,976	13,011,332
American Electric Power Company Incorporated	207,758	16,545,847
Duke Energy Corporation	134,571	10,750,877

1

Portfolio of investments — June 30, 2020 (unaudited)	Wells Fargo Utility and Telecommunications Fund

			Shares	Value
Electric Utilities (continued)
Edison International			77,358	$4,201,313
Entergy Corporation			75,950	7,124,870
Eversource Energy			292,607	24,365,385
Exelon Corporation			298,694	10,839,605
NextEra Energy Incorporated			173,353	41,634,189
Pinnacle West Capital Corporation			58,794	4,309,012
PNM Resources Incorporated			296,027	11,379,278
The Southern Company			197,857	10,258,885
Xcel Energy Incorporated			177,798	11,112,375
				165,532,968

Gas Utilities : 1.41%
Atmos Energy Corporation			57,041	5,680,143

Multi-Utilities : 22.37%
Ameren Corporation			81,627	5,743,276
CenterPoint Energy Incorporated			93,050	1,737,244
CMS Energy Corporation			266,915	15,593,174
Dominion Energy Incorporated			237,235	19,258,737
DTE Energy Company			104,421	11,225,258
Public Service Enterprise Group Incorporated			200,000	9,832,000
Sempra Energy			145,950	17,109,719
WEC Energy Group Incorporated			107,691	9,439,116
				89,938,524

Water Utilities : 4.69%
American Water Works Company Incorporated			146,614	18,863,357

Total Common Stocks (Cost $229,207,788)				384,466,558

		Yield
Short-Term Investments : 3.10%
Investment Companies : 3.10%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.11%	12,462,460	12,462,460

Total Short-Term Investments (Cost $12,462,460)				12,462,460

Total investments in securities (Cost $241,670,248)	98.70%			396,929,018
Other assets and liabilities, net	1.30			5,219,874

Total net assets	100.00%			$402,148,892

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$9,586,236	$26,249,010	$(23,372,786)	$0	$0	$6,047	$12,462,460	3.10%

3

Wells Fargo Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$42,921,791	$0	$0	$42,921,791
Consumer discretionary	2,359,303	0	0	2,359,303
Consumer staples	1,956,606	0	0	1,956,606
Energy	2,579,772	0	0	2,579,772
Financials	1,924,562	0	0	1,924,562
Health care	4,565,293	0	0	4,565,293
Information technology	45,827,462	0	0	45,827,462
Real estate	2,316,777	0	0	2,316,777
Utilities	280,014,992	0	0	280,014,992
Short-term investments
Investment companies	12,462,460	0	0	12,462,460

Total assets	$396,929,018	$0	$0	$396,929,018

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended June 30, 2020, the Fund did not have any transfers into/out of Level 3.